UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.
              Master Small Cap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 12/31/06

Item 1 - Report to Stockholders

ALTERNATIVES   BLACKROCK SOLUTIONS   EQUITIES
FIXED INCOME   LIQUIDITY             REAL ESTATE

BlackRock Small Cap Index Fund                                         BLACKROCK
OF BLACKROCK INDEX FUNDS, INC.

ANNUAL REPORT | DECEMBER 31, 2006

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Small Cap Index Fund

Proxy Results

During the six-month period ended December 31, 2006, BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. s shareholders voted on the following proposals. On August 15, 2006 a special shareholders' meeting was adjourned with respect to the proposals until August 31, 2006, at which time they were approved. A description of the proposals and number of shares voted are as follows:

------------------------------------------------------------------------------------------
                                               Shares Voted   Shares Voted   Shares Voted
                                                    For          Against        Abstain
------------------------------------------------------------------------------------------
To approve a new investment advisory agreement
with BlackRock Advisors, Inc.                    4,031,586        72,116        42,340
------------------------------------------------------------------------------------------
To approve a contingent sub-advisory agreement
with BlackRock Advisors, Inc.                    4,022,591        82,609        40,841
------------------------------------------------------------------------------------------


2       BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

A Letter to Shareholders

Dear Shareholder

As 2007 begins, we are able to look back on 2006 as a volatile, but ultimately, a positive year for most major markets. Returns for the annual and semi-annual periods ended December 31, 2006 were as follows:

Total Returns as of December 31, 2006                              6-month    12-month
==========================================================================================
U.S. equities (Standard & Poor's 500 Index)                         +12.74%    +15.79%
------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                        + 9.38     +18.37
------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)   +14.69     +26.34
------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                 + 5.09     + 4.33
------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)      + 4.55     + 4.84
------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse High Yield Index)                   + 8.14     +11.92
------------------------------------------------------------------------------------------

After raising the target short-term interest rate 17 times between June 2004 and June 2006, the Federal Reserve Board (the Fed) finally opted to pause on August 8, 2006. This left the federal funds rate at 5.25%, where it remained through year-end. In interrupting its two-year interest rate-hiking campaign, the Fed acknowledged that economic growth is slowing, led by a downturn in the housing market, but has maintained a cautionary view on inflation.

Overall, it was a good 12 months for U.S. equities, despite a significant correction in the middle of the year that was largely triggered by rising interest rates, inflation fears, elevated oil prices and geopolitical uncertainties. Nevertheless, strong corporate earnings, abundant liquidity and record merger-and-acquisition activity provided a solid backdrop for stocks. Many international equity markets (with the notable exception of Japan) performed even better, outpacing U.S. stocks for the fifth consecutive year. Strength was especially notable in European equities and select emerging markets.

Bonds experienced a more modest annual return than stocks. Interest rates and bond yields moved higher for much of the year as bond prices, which move opposite of yields, declined. Prices began to improve in the summer as the economy showed signs of weakening and the Fed paused. Notably, the Treasury curve remained inverted for much of 2006. The 10-year Treasury yield ended December at 4.71%, well below the federal funds rate.

As we begin a new year, investors are left with a few key questions: Will the U.S. economy achieve a soft landing, will the Fed reverse its prior policy and cut interest rates, and how might these outcomes impact the investment climate. As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2006 and our thoughts on the year ahead, please ask your financial professional for a copy of "What's Ahead in 2007: An Investment Perspective," or view it online at www.blackrock.com/funds. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.


                                                  Sincerely,


                                                  /s/ Robert C. Doll, Jr.

                                                  Robert C. Doll, Jr.
                                                  President and Director/Trustee


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         3

A Discussion With Your Fund's Portfolio Managers

      During the fiscal year, the Fund generated strong positive returns similar to that of the Russell 2000 Index, as small caps outpaced their mid- and large-cap counterparts.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended December 31, 2006, BlackRock Small Cap Index Fund's (formerly Merrill Lynch Small Cap Index Fund) Institutional and Investor A Shares had total returns of +17.49% and +17.14%, respectively. For the same period, the benchmark Russell 2000 Index returned +18.37%.

The Russell 2000 Index is a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization U.S. companies in a range of businesses. As the value of the Russell 2000 fluctuated during the past 12 months, the Fund's performance generally tracked that of the Index.

Following decent, but uninspiring results in 2004 and 2005, U.S. equities surged forward in 2006, with Standard & Poor's (S&P) 500 Index advancing 15.79% to close at 1,418. Small-cap stocks posted even stronger gains, thanks to exceptionally strong performance in the first few months of the year.

Key highlights of the 12-month period included weaker economic growth triggered by a slowdown in the U.S. housing market; a long-awaited pause in the Federal Reserve Board's (the Fed) interest rate-hiking campaign; threats of higher inflation; and robust corporate earnings, which rose by double-digit percentages for an unprecedented fifth consecutive year. Amid these crosscurrents, financial markets were left to weather a high degree of volatility.

At the outset, a burgeoning corporate sector, ample liquidity and record levels of merger-and-acquisition (M&A) activity provided a solid backdrop for equity markets. During the first few months of 2006, U.S. stocks were solidly on an upward trajectory, posting the best first quarter gains in several years. Of note, the S&P 500 Index advanced 4.21% in the quarter, marking its largest gain since the fourth quarter of 2004 (+9.23%) and its best first quarter since 1999 (+4.98%). Growth continued outside of the housing and auto sectors (capital spending in particular expanded at a brisk pace); private equity deals, M&A action and corporate buy-backs abounded in high volumes; and corporate cash flows held steady.

Notwithstanding such broad-based strength, evidence of an economic slowdown mounted. By May, we saw a striking shift in investor sentiment, triggered by a deceleration in consumer spending, rising energy prices, a slump in housing activity and uncertainty around the Fed policy and the sustainability of economic growth. Stock market volatility took on a more negative spin and eventually resulted in the first double-digit correction for U.S. equity markets in nearly four years. The average U.S. stock fell by about 12% and stocks outside the United States were hit even harder. The pullback could be attributed to several factors, not the least of which was that the lagged effects of higher interest rates and oil prices finally took their toll on both the economy and stock prices. Further, a resurgence of inflation fears prompted the Fed to continue its interest rate tightening campaign. Under the auspices of new Chairman Ben Bernanke, the central bank ended the second quarter with its 17th consecutive 25 basis point hike since June 2004, bringing the target federal funds rate to 5.25%.

As the second half of 2006 got underway, positive momentum returned to the market. The Fed made big news in August by finally ending its streak of rate increases. At the same time, commodity prices collapsed. After reaching an all-time high near $78 per barrel in July, crude oil ended the year at $61 per barrel. Stocks generally climbed back above the levels they reached prior to the market's earlier retrenchment. Most equity markets experienced one of their best third-quarter periods in several years, though there was a broad-based changing of the guard that favored larger-cap, higher-quality and more predictable stocks over smaller-cap, lower-quality and more cyclical securities (as was the trend early in the year).

Macroeconomic uncertainty persisted in the third quarter. Investors struggled with moderating economic activity--real gross domestic product growth was estimated at 2%, compared to 2.6% in the second quarter and 5.6% in the first quarter. The magnitude of the housing downturn and its effect on the consumer sector was a significant wildcard. Weakness in the U.S. dollar was challenging the stability of currency markets. Moreover, tensions in the Middle East were heating up, and economic data offered a mixed outlook for inflation.

Still, strong momentum continued in the equity markets during the year's final quarter. Key to investors' optimism were: a strong labor market, where the unemployment rate reached a post-9/11 low and year-on-year average hourly salaries reached a post-9/11 high; receding risks of higher inflation and


4       BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006
high oil prices; and finally, the pervasive strength in corporate fundamentals that included reasonably good investment levels, healthy balance sheets and profit margins. 2006 ended and the new year began with the world awash in liquidity, global economic growth still quite strong despite the U.S. slowdown, record-high corporate profitability, fairly low inflation and interest rates, and relatively strong investor confidence.

For the 12-month period, small-cap stocks, as measured by the Russell 2000 Index, outpaced the +15.26% return of the Russell Midcap Index and the +15.46% return of the large cap Russell 1000 Index. Within the Russell 2000, the value style of investing significantly outperformed the growth style for the period, with the Russell 2000 Value Index returning +23.48% versus the +13.35% return of the Russell 2000 Growth Index.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the Russell 2000 Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and returns of the benchmark. On June 30, 2006, the Russell 2000 Index underwent its annual reconstitution. To maintain the Series' tight tracking to the benchmark, we adjusted the portfolio to be in line with the new benchmark as of the rebalancing's effective date.

How would you characterize the Fund's position at the close of the period?

Heading into 2007, we believe continued moderation in economic growth will put pressure on corporate earnings, which have been on a record run with five consecutive years of double-digit growth. Solid corporate fundamentals and balance sheet strength, alongside strong non-U.S. economic growth, should help corporate profits remain positive, but the rate of gain will likely slow noticeably as record-high profit margins will be difficult to sustain. Against this backdrop, the portfolio remains positioned to match the risk characteristics of its benchmark, whatever direction the market takes.

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

January 18, 2007

--------------------------------------------------------------------------------
Effective October 2, 2006, the Fund's Class A and Class I Shares were redesignated Investor A and Institutional Shares, respectively.
--------------------------------------------------------------------------------


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         5

Performance Data

About Fund Performance

Effective October 2, 2006, the Fund's Class A and Class I Shares were redesignated Investor A and Institutional Shares, respectively.

The Fund has multiple classes of shares:

o Institutional Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or service fees. Institutional Shares are available only to eligible investors.

o Investor A Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution fee. In addition, Investor A Shares are subject to an ongoing service fee of .25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative and management fees, respectively. Without such waivers, the Fund's performance would have been lower.

Recent Performance Results

                               6-Month          12-Month       Since Inception
As of December 31, 2006     Total Return      Total Return       Total Return
================================================================================
Institutional Shares*           +8.85%           +17.49%            +146.93%
--------------------------------------------------------------------------------
Investor A Shares*              +8.67            +17.14             +141.00
--------------------------------------------------------------------------------
Russell 2000(R) Index**         +9.38            +18.37             +156.64
--------------------------------------------------------------------------------
* Cumulative total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/09/97.
      Russell 2000 is a registered trademark of the Frank Russell Companies.


6       BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Performance Data (concluded)

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional Shares and Investor A Shares compared to growth of an investment in the Russell 2000 Index. Values are from April 9, 1997 to December 2006.

                        Institutional         Investor A            Russell
                              Shares*            Shares*       2000 Index++

4/09/97**               $      10,000         $   10,000       $     10,000
12/97                   $      12,704         $   12,687       $     12,743
12/98                   $      12,304         $   12,253       $     12,419
12/99                   $      14,862         $   14,759       $     15,059
12/00                   $      14,504         $   14,382       $     14,604
12/01                   $      14,777         $   14,608       $     14,967
12/02                   $      11,731         $   11,577       $     11,901
12/03                   $      17,165         $   16,886       $     17,525
12/04                   $      20,178         $   19,805       $     20,737
12/05                   $      21,017         $   20,573       $     21,681
12/06                   $      24,693         $   24,100       $     25,664

* Assuming transaction costs, if any, and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Small Cap Index Series of Quantitative Master Series Trust. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.
++ This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.
      Past performance is not indicative of future performance.

Average Annual Total Return

Institutional Shares                                                     Return
================================================================================
One Year Ended 12/31/06                                                  +17.49%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                                                +10.82
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/06                                      +9.74
--------------------------------------------------------------------------------

Investor A Shares                                                        Return
================================================================================
One Year Ended 12/31/06                                                  +17.14%
--------------------------------------------------------------------------------
Five Years Ended 12/31/06                                                +10.53
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/06                                      +9.46
--------------------------------------------------------------------------------


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         7

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on July 1, 2006 and held through December 31, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                           Expenses Paid
                                                    Beginning            Ending          During the Period*
                                                  Account Value      Account Value        July 1, 2006 to
                                                  July 1, 2006     DECEMBER 31, 2006     December 31, 2006
===========================================================================================================
Actual
===========================================================================================================
Institutional                                        $1,000            $1,088.50               $2.60
-----------------------------------------------------------------------------------------------------------
Investor A                                           $1,000            $1,086.70               $3.90
===========================================================================================================
Hypothetical (5% annual return before expenses)**
===========================================================================================================
Institutional                                        $1,000            $1,022.41               $2.52
-----------------------------------------------------------------------------------------------------------
Investor A                                           $1,000            $1,021.16               $3.78
-----------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.50% for Institutional and .75% for Investor A), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


8       BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Statement of Assets and Liabilities               BlackRock Small Cap Index Fund

As of December 31, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
              Investment in Master Small Cap Index Series (the "Series"), at value
               (identified cost--$99,242,174) ..............................................                          $ 133,170,126
              Prepaid expenses .............................................................                                 11,521
                                                                                                                      -------------
              Total assets .................................................................                            133,181,647
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
              Payables:
                 Administrator .............................................................      $      30,796
                 Distributor ...............................................................             10,871
                 Other affiliates ..........................................................                 54              41,721
                                                                                                  -------------
              Accrued expenses and other liabilities .......................................                                 25,186
                                                                                                                      -------------
              Total liabilities ............................................................                                 66,907
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
              Net assets ...................................................................                          $ 133,114,740
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
              Institutional Shares of Common Stock, $.0001 par value,
               125,000,000 shares authorized ...............................................                          $         510
              Investor A Shares of Common Stock, $.0001 par value,
               125,000,000 shares authorized ...............................................                                    350
              Paid-in capital in excess of par .............................................                             99,653,376
              Undistributed investment income--net .........................................      $      51,170
              Accumulated realized capital losses allocated from the Series--net ...........           (518,618)
              Unrealized appreciation allocated from the Series--net .......................         33,927,952
                                                                                                  -------------
              Total accumulated earnings--net ..............................................                             33,460,504
                                                                                                                      -------------
              Net Assets ...................................................................                          $ 133,114,740
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
              Institutional--Based on net assets of $79,031,815 and 5,104,920 shares
               outstanding .................................................................                          $       15.48
                                                                                                                      =============
              Investor A--Based on net assets of $54,082,925 and 3,495,413 shares
               outstanding .................................................................                          $       15.47
                                                                                                                      =============

      See Notes to Financial Statements


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006          9

Statement of Operations                           BlackRock Small Cap Index Fund

For the Year Ended December 31, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
              Net investment income allocated from the Series:
                 Dividends .................................................................                          $   1,336,376
                 Interest from affiliates ..................................................                                555,197
                 Securities lending--net ...................................................                                109,088
                 Expenses ..................................................................                                (88,309)
                                                                                                                      -------------
              Total income .................................................................                              1,912,352
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
              Administration fees ..........................................................      $     364,706
              Service fees--Investor A .....................................................            130,749
              Printing and shareholder reports .............................................             53,852
              Transfer agent fees--Institutional ...........................................             42,312
              Transfer agent fees--Investor A ..............................................             30,125
              Registration fees ............................................................             26,623
              Professional fees ............................................................              4,483
              Directors' fees and expenses .................................................              1,963
              Other ........................................................................              8,339
                                                                                                  -------------
              Total expenses ...............................................................                                663,152
                                                                                                                      -------------
              Investment income--net .......................................................                              1,249,200
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain Allocated from the Series--Net
-----------------------------------------------------------------------------------------------------------------------------------
              Realized gain (loss) on investments, in-kind redemption and financial
               futures contracts--net ......................................................                              9,872,452
              Change in unrealized appreciation/depreciation on investments and
               financial futures contracts--net ............................................                              8,107,418
                                                                                                                      -------------
              Total realized and unrealized gain--net ......................................                             17,979,870
                                                                                                                      -------------
              Net Increase in Net Assets Resulting from Operations .........................                          $  19,229,070
                                                                                                                      =============

      See Notes to Financial Statements.


10      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Statements of Changes in Net Assets               BlackRock Small Cap Index Fund

                                                                                                         For the Year Ended
                                                                                                            December 31,
                                                                                                  ---------------------------------
Increase (Decrease) in Net Assets:                                                                    2006                2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
              Investment income--net .......................................................      $   1,249,200       $     693,074
              Realized gain--net ...........................................................          9,872,452           4,314,626
              Change in unrealized appreciation/depreciation--net ..........................          8,107,418            (291,948)
                                                                                                  ---------------------------------
              Net increase in net assets resulting from operations .........................         19,229,070           4,715,752
                                                                                                  ---------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
              Investment income--net:
                 Institutional .............................................................           (812,899)           (480,662)
                 Investor A ................................................................           (434,263)           (232,731)
              Realized gain--net:
                 Institutional .............................................................         (5,755,828)           (982,462)
                 Investor A ................................................................         (3,998,610)           (761,082)
                                                                                                  ---------------------------------
              Net decrease in net assets resulting from dividends and distributions
               to shareholders .............................................................        (11,001,600)         (2,456,937)
                                                                                                  ---------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
              Net increase (decrease) in net assets derived from capital share
               transactions ................................................................         12,320,460         (14,238,277)
                                                                                                  ---------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
              Redemption fee ...............................................................                108                 498
                                                                                                  ---------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
              Total increase (decrease) in net assets ......................................         20,548,038         (11,978,964)
              Beginning of year ............................................................        112,566,702         124,545,666
                                                                                                  ---------------------------------
              End of year* .................................................................      $ 133,114,740       $ 112,566,702
                                                                                                  =================================
                 * Undistributed investment income--net ....................................      $      51,170       $      49,736
                                                                                                  =================================

      See Notes to Financial Statements.


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         11

Financial Highlights                              BlackRock Small Cap Index Fund

                                                                      Institutional
                                            ----------------------------------------------------------------
The following per share data                                       For the Year Ended
and ratios have been derived                                          December 31,
from information provided in                ----------------------------------------------------------------
the financial statements.                     2006          2005          2004          2003          2002
============================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .....    $  14.36      $  14.10      $  12.06      $   8.28      $  10.53
                                            ----------------------------------------------------------------
Investment income--net** ...............         .17           .10           .08           .06           .08
Realized and unrealized gain (loss)--net        2.34*          .49*         2.04*         3.77         (2.25)
                                            ----------------------------------------------------------------
Total from investment operations .......        2.51           .59          2.12          3.83         (2.17)
                                            ----------------------------------------------------------------
Less dividends and distributions from:
   Investment income--net ..............        (.17)         (.11)         (.08)         (.05)         (.08)
   Realized gain--net ..................       (1.22)         (.22)           --            --            --
                                            ----------------------------------------------------------------
Total dividends and distributions ......       (1.39)         (.33)         (.08)         (.05)         (.08)
                                            ----------------------------------------------------------------
Net asset value, end of year ...........    $  15.48      $  14.36      $  14.10      $  12.06      $   8.28
                                            ================================================================
============================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------
Based on net asset value per share .....       17.49%         4.16%        17.55%        46.32%       (20.61%)
                                            ================================================================
============================================================================================================
Ratios to Average Net Assets***
------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ................         .49%          .53%          .56%          .60%          .50%
                                            ================================================================
Expenses ...............................         .49%          .54%          .56%          .63%          .64%
                                            ================================================================
Investment income--net .................        1.10%          .69%          .64%          .61%          .82%
                                            ================================================================
============================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) .    $ 79,032      $ 63,671      $ 68,024      $ 51,194      $ 30,938
                                            ================================================================
Portfolio turnover of the Series .......       40.29%        36.63%        37.74%        28.57%        39.00%
                                            ================================================================

                                                                      Investor A
                                            ----------------------------------------------------------------
The following per share data                                       For the Year Ended
and ratios have been derived                                          December 31,
from information provided in                ----------------------------------------------------------------
the financial statements.                     2006          2005          2004          2003          2002
============================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .....    $  14.36      $  14.10      $  12.06      $   8.29      $  10.53
                                            ----------------------------------------------------------------
Investment income--net** ...............         .13           .06           .05           .04           .05
Realized and unrealized gain (loss)--net        2.33*          .49*         2.03*         3.76         (2.23)
                                            ----------------------------------------------------------------
Total from investment operations .......        2.46           .55          2.08          3.80         (2.18)
                                            ----------------------------------------------------------------
Less dividends and distributions from:
   Investment income--net ..............        (.13)         (.07)         (.04)         (.03)         (.06)
   Realized gain--net ..................       (1.22)         (.22)           --            --            --
                                            ----------------------------------------------------------------
Total dividends and distributions ......       (1.35)         (.29)         (.04)         (.03)         (.06)
                                            ----------------------------------------------------------------
Net asset value, end of year ...........    $  15.47      $  14.36      $  14.10      $  12.06      $   8.29
                                            ================================================================
============================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------
Based on net asset value per share .....       17.14%         3.88%        17.29%        45.85%       (20.75%)
                                            ================================================================
============================================================================================================
Ratios to Average Net Assets***
------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ................         .74%          .79%          .81%          .85%          .75%
                                            ================================================================
Expenses ...............................         .74%          .80%          .81%          .88%          .89%
                                            ================================================================
Investment income--net .................         .84%          .43%          .38%          .36%          .56%
                                            ================================================================
============================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) .    $ 54,083      $ 48,896      $ 56,522      $ 50,280      $ 34,308
                                            ================================================================
Portfolio turnover of the Series .......       40.29%        36.63%        37.74%        28.57%        39.00%
                                            ================================================================

*     Includes redemption fee, which is less than $.01 per share.
**    Based on average shares outstanding.
*** Includes the Fund's share of the Series' allocated expenses and/or investment income--net.

      See Notes to Financial Statements.


12      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Notes to Financial Statements                     BlackRock Small Cap Index Fund

1. Significant Accounting Policies:

On September 29, 2006, Merrill Lynch Small Cap Index Fund, a series of Merrill Lynch Index Funds, Inc., was renamed BlackRock Small Cap Index Fund (the "Fund"), a series of BlackRock Index Funds, Inc. (the "Corporation"), respectively. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percent age of the Series owned by the Fund at December 31, 2006 was 23.7%. The Fund offers two classes of shares. Effective October 2, 2006, Class I and Class A Shares were redesignated Institutional and Investor A Shares, respectively. Institutional and Investor A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1(a) of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

(g) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

(h) Reclassifications--U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $394,579 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses and $604 has been reclassified between undistributed net investment income and paid-in capital in excess of par as a result of permanent differences attributable to disallowed loss on in-kind withdrawal of partner and characterization of


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         13

Notes to Financial Statements (continued)         BlackRock Small Cap Index Fund

corporate actions. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On August 31, 2006, shareholders of the Fund approved a new Investment Advisory Agreement for the Trust on behalf of the Series with BlackRock Advisors, LLC, an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc., was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement became effective on September 29, 2006. Prior to September 29, 2006, Fund Asset Management, L.P. ("FAM") was the manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Corporation has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"). The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Prior to September 29, 2006, MLIM acted as the Fund's Administrator and was compensated at the same fee rate. The Administrator (and previously MLIM) has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding account maintenance fees ("service fees")) will not exceed .60%. This arrangement has a one-year term and is renewable.

The Corporation has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing service fee with respect to Investor A Shares. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with each Distributor, broker dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and an affiliate of the Distributor, also provide account maintenance services to the Fund. The ongoing service fee compensates the Distributors and each broker-dealer (including MLPF&S) for providing account maintenance services to Investor A shareholders.

Effective September 29, 2006, PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, became the Fund's transfer agent. Prior to September 29, 2006, the Fund's transfer agent was Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch.

Prior to September 29, 2006, certain officers and/or directors of the Corporation were officers and/or directors of MLIM, PSI, FAMD, FDS, and/or Merrill Lynch.

Commencing September 29, 2006, certain officers and/or directors of the Corporation are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $12,320,460 and $(14,238,277) for the years ended December 31, 2006 and December 31, 2005, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended December 31, 2006                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..............................         2,461,516       $ 38,738,205
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ......................           403,543          6,262,248
                                                  ------------------------------
Total issued .............................         2,865,059         45,000,453
Shares redeemed ..........................        (2,193,758)       (34,056,513)
                                                  ------------------------------
Net increase .............................           671,301       $ 10,943,940
                                                  ==============================


14      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Notes to Financial Statements (concluded)         BlackRock Small Cap Index Fund

--------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended December 31, 2006                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................       2,459,250       $ 34,087,931
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ........................          96,658          1,407,794
                                                  ------------------------------
Total issued ...............................       2,555,908         35,495,725
Shares redeemed ............................      (2,945,115)       (41,563,146)
                                                  ------------------------------
Net decrease ...............................        (389,207)      $ (6,067,421)
                                                  ==============================
--------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended December 31, 2006                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................           437,777       $  6,824,403
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ......................           252,023          3,908,408
                                                  ------------------------------
Total issued .............................           689,800         10,732,811
Shares redeemed ..........................          (600,508)        (9,356,291)
                                                  ------------------------------
Net increase .............................            89,292       $  1,376,520
                                                  ==============================

--------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended December 31, 2005                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ................................         535,473       $  7,390,664
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ........................          59,618            868,264
                                                  ------------------------------
Total issued ...............................         595,091          8,258,928
Shares redeemed ............................      (1,198,137)       (16,429,784)
                                                  ------------------------------
Net decrease ...............................        (603,046)      $ (8,170,856)
                                                  ==============================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                   12/31/2006         12/31/2005
--------------------------------------------------------------------------------
Distributions paid from:
        Ordinary income ....................      $ 1,289,447        $   713,393
        Long-term capital gains ............        9,712,153          1,743,544
                                                  ------------------------------
Total taxable distributions ................      $11,001,600        $ 2,456,937
                                                  ==============================

As of December 31, 2006, the components of accumulated earnings on a tax basis were as follows:
--------------------------------------------------------------------------------
Undistributed ordinary income--net .........................        $   332,303
Undistributed long-term capital gains--net .................          1,047,631
                                                                    -----------
Total undistributed earnings--net ..........................          1,379,934
Capital loss carryforward ..................................                 --
Unrealized gains--net ......................................         32,080,570*
                                                                    -----------
Total accumulated earnings--net ............................        $33,460,504
                                                                    ===========

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on certain financial futures contracts.


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         15

Report of Independent Registered                  BlackRock Small Cap Index Fund
Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Small Cap Index Fund (formerly Merrill Lynch Small Cap Index Fund), one of the series constituting BlackRock Index Funds, Inc. (formerly Merrill Lynch Index Funds, Inc.) (the "Fund"), as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 26, 2007

Important Tax Information (unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. during the fiscal year ended December 31, 2006:

================================================================================
Record Date                                July 13, 2006       December 14, 2006
Payable Date                               July 19, 2006       December 18, 2006
================================================================================
Qualified Dividend
Income for Individuals                         100%                 61.25%*
--------------------------------------------------------------------------------
Dividends Qualifying for the
Dividends Received Deduction
for Corporations                               100%                 59.19%*
--------------------------------------------------------------------------------
Short-Term Capital Gain
Dividends for Non-U.S. Residents             47.28%**               N/A
--------------------------------------------------------------------------------
* The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund paid long-term capital gain distributions of $0.058851 and $1.153125 per share to shareholders of record on July 13, 2006 and December 14, 2006, respectively.


16      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Portfolio Information                              Master Small Cap Index Series

As of December 31, 2006
--------------------------------------------------------------------------------
                                                                Percent of Total
Sector Representation                                                Investments
--------------------------------------------------------------------------------
Financial Services ...........................................             17.6%
Consumer Discretionary .......................................             14.7
Technology ...................................................              9.8
Health Care ..................................................              8.3
Materials & Processing .......................................              6.8
Producer Durables ............................................              5.4
Other Energy .................................................              3.3
Utilities ....................................................              3.2
Auto & Transportation ........................................              2.7
Consumer Staples .............................................              1.6
Other ........................................................              0.2
Integrated Oils ..............................................              0.2
Short-Term Investments and
  Exchange-Traded Funds ......................................             26.2
--------------------------------------------------------------------------------
      For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Proxy Results

During the six-month period ended December 31, 2006, Master Small Cap Index Series of Quantitative Master Series Trusts' interest holders voted on the following proposals, which were approved at a special interest holders' meeting on September 29, 2006. A description of the proposals and number of units of interest voted are as follows:

--------------------------------------------------------------------------------
                                   Units of         Units of         Units of
                                Interest Voted   Interest Voted   Interest Voted
                                      For           Against          Abstain
--------------------------------------------------------------------------------
To approve a new investment
advisory agreement with
BlackRock Advisors, Inc.          480,847,259       1,855,101       1,090,050
--------------------------------------------------------------------------------
To approve a contingent
sub-advisory agreement
with BlackRock Advisors, Inc.     480,620,409       2,119,750       1,052,251
--------------------------------------------------------------------------------


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         17

Summary Schedule of Investments
as of DECEMBER 31, 2006                            Master Small Cap Index Series

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-441-7762 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

===============================================================================================================================
                                                Shares                                                               Percent of
Industry                                          Held  Common Stocks                                 Value          Net Assets
===============================================================================================================================
Advertising Agencies                            31,880  ValueClick, Inc. (a)                      $    753,324          0.1%
                                                        Other Securities                             2,137,385          0.4
                                                                                                  -----------------------------
                                                                                                     2,890,709          0.5
-------------------------------------------------------------------------------------------------------------------------------
Aerospace                                               Other Securities                             2,745,868          0.5
-------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching                         Other Securities                               643,263          0.1
-------------------------------------------------------------------------------------------------------------------------------
Air Transport                                   55,000  JetBlue Airways Corp. (a)(e)                   781,000          0.1
                                                        Other Securities                             3,319,994          0.6
                                                                                                  -----------------------------
                                                                                                     4,100,994          0.7
-------------------------------------------------------------------------------------------------------------------------------
Aluminum                                                Other Securities                               370,684          0.1
-------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market                                Other Securities                               639,196          0.1
-------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment                          Other Securities                             2,332,606          0.4
-------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts                            19,700  Navistar International Corp. (a)               658,571          0.1
                                                        Other Securities                               537,528          0.1
                                                                                                  -----------------------------
                                                                                                     1,196,099          0.2
-------------------------------------------------------------------------------------------------------------------------------
Banks: New York City                                    Other Securities                               337,682          0.1
-------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City                    17,700  First Midwest Bancorp, Inc.                    684,636          0.1
                                                        Other Securities                            31,147,987          5.6
                                                                                                  -----------------------------
                                                                                                    31,832,623          5.7
-------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)                            Other Securities                               161,910          0.0
-------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks                                   Other Securities                               466,677          0.1
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production             23,000  ICOS Corp. (a)                                 777,170          0.1
                                                        Other Securities                            10,593,492          1.9
                                                                                                  -----------------------------
                                                                                                    11,370,662          2.0
-------------------------------------------------------------------------------------------------------------------------------
Building Materials                                      Other Securities                             2,463,019          0.4
-------------------------------------------------------------------------------------------------------------------------------
Building: Cement                                        Other Securities                                98,256          0.0
-------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing                            Other Securities                               528,588          0.1
-------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous                                 Other Securities                               692,135          0.1
-------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard                           Other Securities                               641,095          0.1
-------------------------------------------------------------------------------------------------------------------------------
Cable Television Services                               Other Securities                               624,817          0.1
-------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling                                      Other Securities                             3,427,331          0.6
-------------------------------------------------------------------------------------------------------------------------------
Chemicals                                       36,000  Hercules, Inc. (a)                             695,160          0.1
                                                        Other Securities                             5,943,984          1.1
                                                                                                  -----------------------------
                                                                                                     6,639,144          1.2
-------------------------------------------------------------------------------------------------------------------------------
Coal                                                    Other Securities                               512,457          0.1
-------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services                         Other Securities                             1,003,261          0.2
-------------------------------------------------------------------------------------------------------------------------------
Communications & Media                                  Other Securities                               481,230          0.1
-------------------------------------------------------------------------------------------------------------------------------
Communications Technology                       87,000  Brocade Communications Systems, Inc. (a)       714,270          0.1
                                                48,400  Foundry Networks, Inc. (a)                     725,032          0.1
                                                        Other Securities                            12,120,320          2.2
                                                                                                  -----------------------------
                                                                                                    13,559,622          2.4
-------------------------------------------------------------------------------------------------------------------------------


18      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                Shares                                                               Percent of
Industry                                          Held  Common Stocks                                 Value          Net Assets
===============================================================================================================================
Computer Services Software & Systems            12,500  Digital River, Inc. (a)                   $    697,375          0.1%
                                                10,000  Equinix, Inc. (a)(e)                           756,200          0.2
                                                18,500  Hyperion Solutions Corp. (a)                   664,890          0.1
                                                13,798  Micros Systems, Inc. (a)                       727,155          0.1
                                                39,160  Parametric Technology Corp. (a)                705,663          0.1
                                                28,000  Sybase, Inc. (a)                               691,600          0.1
                                                        Other Securities                            18,526,821          3.3
                                                                                                  -----------------------------
                                                                                                    22,769,704          4.0
-------------------------------------------------------------------------------------------------------------------------------
Computer Technology                                     Other Securities                             5,210,964          0.9
-------------------------------------------------------------------------------------------------------------------------------
Construction                                            Other Securities                             2,169,725          0.4
-------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics                                    Other Securities                             3,902,842          0.7
-------------------------------------------------------------------------------------------------------------------------------
Consumer Products                                       Other Securities                             3,377,388          0.6
-------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals & Glass          11,700  AptarGroup, Inc.                               690,768          0.1
                                                 6,075  Greif, Inc.                                    719,280          0.2
                                                        Other Securities                               653,403          0.1
                                                                                                  -----------------------------
                                                                                                     2,063,451          0.4
-------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic                 Other Securities                               289,695          0.1
-------------------------------------------------------------------------------------------------------------------------------
Copper                                                  Other Securities                               379,829          0.1
-------------------------------------------------------------------------------------------------------------------------------
Cosmetics                                               Other Securities                               586,290          0.1
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                          Other Securities                             2,246,259          0.4
-------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing              14,960  Acuity Brands, Inc. (g)                        778,518          0.1
                                                        Other Securities                             2,543,895          0.5
                                                                                                  -----------------------------
                                                                                                     3,322,413          0.6
-------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains                             Other Securities                             2,479,848          0.4
-------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals                                 Other Securities                            10,890,856          1.9
-------------------------------------------------------------------------------------------------------------------------------
Education Services                                      Other Securities                             2,089,459          0.4
-------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                                Other Securities                             1,229,190          0.2
-------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components               15,990  General Cable Corp. (a)                        698,923          0.1
                                                        Other Securities                             3,809,119          0.7
                                                                                                  -----------------------------
                                                                                                     4,508,042          0.8
-------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance                         Other Securities                                92,799          0.0
-------------------------------------------------------------------------------------------------------------------------------
Electronics                                     21,800  Flir Systems, Inc. (a)                         693,894          0.1
                                                        Other Securities                             2,691,602          0.5
                                                                                                  -----------------------------
                                                                                                     3,385,496          0.6
-------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges & Meters               Other Securities                               726,622          0.1
-------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems                    18,080  Hologic, Inc. (a)                              854,822          0.2
                                                        Other Securities                             3,561,686          0.6
                                                                                                  -----------------------------
                                                                                                     4,416,508          0.8
-------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/Components                 Other Securities                             8,747,869          1.6
-------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                                 Other Securities                             2,453,787          0.4
-------------------------------------------------------------------------------------------------------------------------------
Energy Equipment                                        Other Securities                               178,350          0.0
-------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous                            11,097  Veritas DGC, Inc. (a)                          950,236          0.2
                                                        Other Securities                             2,137,648          0.4
                                                                                                  -----------------------------
                                                                                                     3,087,884          0.6
-------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services                      Other Securities                             1,469,726          0.3
-------------------------------------------------------------------------------------------------------------------------------
Entertainment                                   13,255  Gaylord Entertainment Co. (a)                  675,077          0.1
                                                        Other Securities                               992,849          0.2
                                                                                                  -----------------------------
                                                                                                     1,667,926          0.3
-------------------------------------------------------------------------------------------------------------------------------


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         19

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                Shares                                                               Percent of
Industry                                          Held  Common Stocks                                 Value          Net Assets
===============================================================================================================================
Fertilizers                                             Other Securities                          $    361,796          0.1%
-------------------------------------------------------------------------------------------------------------------------------
Finance Companies                                       Other Securities                             1,362,060          0.2
-------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan                                     Other Securities                               455,570          0.1
-------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing                               Other Securities                             4,536,527          0.8
Services & Systems
-------------------------------------------------------------------------------------------------------------------------------
Financial Information Services                          Other Securities                             1,193,689          0.2
-------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                                 Other Securities                             4,089,995          0.7
-------------------------------------------------------------------------------------------------------------------------------
Foods                                           17,600  NBTY, Inc. (a)                                 731,632          0.1
                                                        Other Securities                             4,274,591          0.8
                                                                                                  -----------------------------
                                                                                                     5,006,223          0.9
-------------------------------------------------------------------------------------------------------------------------------
Forest Products                                         Other Securities                               474,289          0.1
-------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services                          Other Securities                               290,326          0.1
-------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries                            Other Securities                               208,275          0.0
-------------------------------------------------------------------------------------------------------------------------------
Glass                                                   Other Securities                               229,789          0.0
-------------------------------------------------------------------------------------------------------------------------------
Gold                                                    Other Securities                               671,339          0.1
-------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities                                  Other Securities                             3,045,898          0.5
-------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services                         Other Securities                             3,330,138          0.6
-------------------------------------------------------------------------------------------------------------------------------
Health Care Services                                    Other Securities                             2,569,700          0.5
-------------------------------------------------------------------------------------------------------------------------------
Homebuilding                                            Other Securities                             1,506,558          0.3
-------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel                                             Other Securities                               385,322          0.1
-------------------------------------------------------------------------------------------------------------------------------
Household Furnishings                                   Other Securities                             2,040,374          0.4
-------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices                 Other Securities                             2,813,820          0.5
-------------------------------------------------------------------------------------------------------------------------------
Industrial Products                                     Other Securities                               179,140          0.0
-------------------------------------------------------------------------------------------------------------------------------
Insurance: Life                                         Other Securities                             2,042,142          0.4
-------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line                                   Other Securities                             2,346,386          0.4
-------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty                            Other Securities                             6,657,005          1.2
-------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies                 28,300  Waddell & Reed Financial, Inc. Class A         774,288          0.1
                                                        Other Securities                             2,470,023          0.5
                                                                                                  -----------------------------
                                                                                                     3,244,311          0.6
-------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones                            Other Securities                               570,080          0.1
-------------------------------------------------------------------------------------------------------------------------------
Leisure Time                                            Other Securities                             1,808,945          0.3
-------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering                                 Other Securities                               373,339          0.1
-------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural                                 Other Securities                               258,652          0.1
-------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling                      Other Securities                               530,573          0.1
-------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines                                      Other Securities                               485,690          0.1
-------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty                         Other Securities                             2,205,496          0.4
-------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment & Services                Other Securities                             5,782,415          1.0
-------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty                                    Other Securities                               877,024          0.2
-------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing                                    Other Securities                               414,653          0.1
-------------------------------------------------------------------------------------------------------------------------------
Manufacturing                                           Other Securities                               363,195          0.1
-------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments & Supplies                 Other Securities                            12,486,141          2.2
-------------------------------------------------------------------------------------------------------------------------------
Medical Services                                        Other Securities                             1,162,327          0.2
-------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating                                       Other Securities                             4,080,855          0.7
-------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous                 13,836  Cleveland-Cliffs, Inc.                         670,216          0.1
                                                        Other Securities                             1,885,529          0.4
                                                                                                  -----------------------------
                                                                                                     2,555,745          0.5
-------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing                       Other Securities                                92,701          0.0
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business &                                Other Securities                                86,970          0.0
Consumer Discretionary
-------------------------------------------------------------------------------------------------------------------------------


20      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                Shares                                                               Percent of
Industry                                          Held  Common Stocks                                 Value          Net Assets
===============================================================================================================================
Miscellaneous Consumer Staples                          Other Securities                          $    185,904          0.0%
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities                   Other Securities                               968,466          0.2
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing                    Other Securities                             1,280,779          0.2
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables                 27,200  BE Aerospace, Inc. (a)                         698,496          0.1
                                                        Other Securities                               149,406          0.0
                                                                                                  -----------------------------
                                                                                                       847,902          0.1
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology                                Other Securities                               305,382          0.1
-------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies                                  Other Securities                             1,392,739          0.3
-------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment           22,200  Herman Miller, Inc.                            807,192          0.1
                                                        Other Securities                               848,961          0.2
                                                                                                  -----------------------------
                                                                                                     1,656,153          0.3
-------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling                                       Other Securities                               627,509          0.1
-------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers                                    Other Securities                             9,545,289          1.7
-------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic                                Other Securities                               908,620          0.2
-------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International                           Other Securities                               146,475          0.0
-------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings                                       Other Securities                               924,293          0.2
-------------------------------------------------------------------------------------------------------------------------------
Paper                                                   Other Securities                             1,941,526          0.4
-------------------------------------------------------------------------------------------------------------------------------
Plastics                                                Other Securities                               608,128          0.1
-------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental Services              Other Securities                               693,952          0.1
-------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment                            Other Securities                               512,025          0.1
-------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services                             Other Securities                               698,445          0.1
-------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment                 18,113  Varian Semiconductor Equipment
                                                        Associates, Inc. (a)                           824,504          0.1
                                                        Other Securities                             5,574,713          1.0
                                                                                                  -----------------------------
                                                                                                     6,399,217          1.1
-------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous                               Other Securities                             2,141,762          0.4
-------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers                                  Other Securities                             1,704,126          0.3
-------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                                 Other Securities                             2,235,799          0.4
-------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment                                      Other Securities                               919,482          0.2
-------------------------------------------------------------------------------------------------------------------------------
Railroads                                       11,181  Florida East Coast Industries, Inc.            666,388          0.1
                                                        Other Securities                               498,920          0.1
                                                                                                  -----------------------------
                                                                                                     1,165,308          0.2
-------------------------------------------------------------------------------------------------------------------------------
Real Estate                                             Other Securities                               834,493          0.1
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)            9,276  Alexandria Real Estate Equities, Inc.          931,310          0.2
                                                15,100  First Industrial Realty Trust, Inc.            708,039          0.1
                                                16,900  Highwoods Properties, Inc.                     688,844          0.1
                                                25,000  KKR Financial Corp.                            669,750          0.1
                                                25,559  Nationwide Health Properties, Inc.             772,393          0.1
                                                31,600  Realty Income Corp.                            875,320          0.2
                                                        Other Securities                            27,737,865          5.0
                                                                                                  -----------------------------
                                                                                                    32,383,521          5.8
-------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats                           Other Securities                             1,350,644          0.2
-------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial                   Other Securities                               687,977          0.1
-------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer             23,400  Rent-A-Center, Inc. (a)                        690,534          0.1
                                                        Other Securities                             1,039,693          0.2
                                                                                                  -----------------------------
                                                                                                     1,730,227          0.3
-------------------------------------------------------------------------------------------------------------------------------
Restaurants                                     11,218  Jack in the Box, Inc. (a)                      684,747          0.1
                                                        Other Securities                             7,855,135          1.4
                                                                                                  -----------------------------
                                                                                                     8,539,882          1.5
-------------------------------------------------------------------------------------------------------------------------------


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         21

Summary Schedule of Investments (continued)        Master Small Cap Index Series

                                                Shares                                                               Percent of
Industry                                          Held  Common Stocks                                 Value          Net Assets
===============================================================================================================================
Retail                                          35,500  Big Lots, Inc. (a)                        $    813,660          0.2%
                                                21,100  Payless Shoesource, Inc. (a)                   692,502          0.1
                                                        Other Securities                            16,862,326          3.0
                                                                                                  -----------------------------
                                                                                                    18,368,488          3.3
-------------------------------------------------------------------------------------------------------------------------------
Savings & Loan                                          Other Securities                             9,160,581          1.6
-------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers                        Other Securities                               731,798          0.1
-------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services                         Other Securities                             2,217,917          0.4
-------------------------------------------------------------------------------------------------------------------------------
Services: Commercial                            15,718  Waste Connections, Inc. (a)                    653,083          0.1
                                                        Other Securities                            15,791,734          2.8
                                                                                                  -----------------------------
                                                                                                    16,444,817          2.9
-------------------------------------------------------------------------------------------------------------------------------
Shipping                                        10,000  American Commercial Lines, Inc. (a)(g)         655,100          0.1
                                                        Other Securities                               387,176          0.1
                                                                                                  -----------------------------
                                                                                                     1,042,276          0.2
-------------------------------------------------------------------------------------------------------------------------------
Shoes                                                   Other Securities                             3,139,750          0.6
-------------------------------------------------------------------------------------------------------------------------------
Steel                                           15,890  Chaparral Steel Co.                            703,450          0.1
                                                11,900  Oregon Steel Mills, Inc. (a)                   742,679          0.1
                                                        Other Securities                             1,695,448          0.3
                                                                                                  -----------------------------
                                                                                                     3,141,577          0.5
-------------------------------------------------------------------------------------------------------------------------------
Sugar                                                   Other Securities                               113,787          0.0
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment                    27,400  Polycom, Inc. (a)                              846,934          0.2
                                                        Other Securities                             3,364,246          0.6
                                                                                                  -----------------------------
                                                                                                     4,211,180          0.8
-------------------------------------------------------------------------------------------------------------------------------
Textile Products                                        Other Securities                               215,021          0.0
-------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers                  17,154  Phillips-Van Heusen Corp.                      860,616          0.1
                                                        Other Securities                             3,739,967          0.7
                                                                                                  -----------------------------
                                                                                                     4,600,583          0.8
-------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber                                          Other Securities                               500,492          0.1
-------------------------------------------------------------------------------------------------------------------------------
Tobacco                                                 Other Securities                               992,177          0.2
-------------------------------------------------------------------------------------------------------------------------------
Toys                                                    Other Securities                               804,961          0.1
-------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous                            Other Securities                               953,186          0.2
-------------------------------------------------------------------------------------------------------------------------------
Truckers                                                Other Securities                             2,096,922          0.4
-------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio                             Other Securities                               141,504          0.0
-------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical                           21,400  PNM Resources, Inc.                            665,540          0.1
                                                27,200  Westar Energy, Inc.                            706,112          0.1
                                                        Other Securities                             5,836,204          1.1
                                                                                                  -----------------------------
                                                                                                     7,207,856          1.3
-------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors                     25,100  Piedmont Natural Gas Co. (e)                   671,425          0.1
                                                        Other Securities                             3,851,936          0.7
                                                                                                  -----------------------------
                                                                                                     4,523,361          0.8
-------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous                                Other Securities                               556,950          0.1
-------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications                   47,100  Time Warner Telecom, Inc. Class A (a)          938,703          0.2
                                                        Other Securities                             4,759,699          0.8
                                                                                                  -----------------------------
                                                                                                     5,698,402          1.0
-------------------------------------------------------------------------------------------------------------------------------
Utilities: Water                                        Other Securities                               677,709          0.1
-------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade                         Other Securities                               345,262          0.1
-------------------------------------------------------------------------------------------------------------------------------
Wholesalers                                             Other Securities                             1,196,287          0.2
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks
                                                        (Cost--$331,305,141)                       439,097,192         78.2
===============================================================================================================================


22      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Summary Schedule of Investments (concluded)        Master Small Cap Index Series

                                                Shares                                                               Percent of
Industry                                          Held  Exchange-Traded Funds                         Value          Net Assets
===============================================================================================================================
                                               169,590  iShares Russell 2000 Index Fund (e)       $ 13,241,587          2.4%
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Exchange-Traded Funds
                                                        (Cost--$12,341,064)                         13,241,587          2.4
===============================================================================================================================

                                                        Mutual Funds
===============================================================================================================================
Investment Management Companies                         Other Securities                               104,984          0.0
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Mutual Funds (Cost--$92,876)             104,984          0.0
===============================================================================================================================

                                                        Rights
===============================================================================================================================
Cosmetics                                               Other Securities                                 2,376          0.0
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trust (REITs)                    Other Securities                                 8,656          0.0
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Rights (Cost--$0)                         11,032          0.0
===============================================================================================================================

                                            Beneficial
                                              Interest  Other Interests (b)
===============================================================================================================================
Oil: Crude Producers                                    Other Securities                                     0          0.0
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Other Interests (Cost--$0)                     0          0.0
===============================================================================================================================

                                                        Short-Term Securities
===============================================================================================================================
                                          $108,812,950  BlackRock Liquidity Series, LLC
                                                          Cash Sweep Series, 5.26% (c)(f)          108,812,950         19.4
                                            34,166,480  BlackRock Liquidity Series, LLC
                                                          Money Market Series, 5.29% (c)(d)(f)      34,166,480          6.1
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                        (Cost--$142,979,430)                       142,979,430         25.5
===============================================================================================================================
Total Investments (Cost--$486,718,511*)                                                            595,434,225        106.1

Liabilities in Excess of Other Assets                                                              (34,061,648)        (6.1)
                                                                                                  -----------------------------
Net Assets                                                                                        $561,372,577        100.0%
                                                                                                  =============================

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost ................................................   $ 491,852,083
                                                                  ==============
Gross unrealized appreciation .................................   $ 123,684,950
Gross unrealized depreciation .................................     (20,102,808)
                                                                  --------------
Net unrealized appreciation ...................................   $ 103,582,142
                                                                  ==============

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

--------------------------------------------------------------------------------
                                                     Net               Interest
Affiliate                                          Activity             Income
--------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC
  Cash Sweep Series                              $108,171,275       $  2,287,352
BlackRock Liquidity Series, LLC
  Money Market Series                            $ 20,701,425       $    417,774
--------------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Represents the current yield as of December 31, 2006.
(g)   Security held as collateral in connection with open future contracts.
o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of net assets. Some securities, or a portion of, in this category are either held as collateral in connection with open financial future contracts or are out on loan.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets. These industry classifications are unaudited.
o Financial futures contracts purchased as of December 31, 2006, were as follows:

--------------------------------------------------------------------------------
Number of                         Expiration         Face            Unrealized
Contracts           Issue            Date            Value         Depreciation
--------------------------------------------------------------------------------
   274           Russell 2000       March
                    Index            2007         $109,431,543       $(530,243)
--------------------------------------------------------------------------------

      See Notes to Financial Statements.


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         23

Statement of Assets and Liabilities                Master Small Cap Index Series

As of December 31, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
              Investments in unaffiliated securities, at value (including securities
               loaned of $32,546,712) (identified cost--$343,739,081) ......................                          $ 452,454,795
              Investments in affiliated securities, at value
               (identified cost--$142,979,430) .............................................                            142,979,430
              Cash .........................................................................                                305,104
              Receivables:
                 Contributions .............................................................      $   1,204,969
                 Dividends .................................................................            498,496
                 Securities sold ...........................................................            396,086
                 Securities lending ........................................................             33,821           2,133,372
                                                                                                  -------------
              Prepaid expenses and other assets ............................................                                  6,410
                                                                                                                      -------------
              Total assets .................................................................                            597,879,111
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
              Collateral on securities loaned, at value ....................................                             34,166,480
              Payables:
                 Withdrawals ...............................................................          1,012,161
                 Variation margin ..........................................................            835,700
                 Securities purchased ......................................................            386,928
                 Other affiliates ..........................................................              4,350
                 Investment adviser ........................................................              3,633           2,242,772
                                                                                                  -------------
              Accrued expenses .............................................................                                 97,282
                                                                                                                      -------------
              Total liabilities ............................................................                             36,506,534
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
              Net assets ...................................................................                          $ 561,372,577
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
              Investors' capital ...........................................................                          $ 453,187,106
              Unrealized appreciation--net .................................................                            108,185,471
                                                                                                                      -------------
              Net Assets ...................................................................                          $ 561,372,577
                                                                                                                      =============

      See Notes to Financial Statements.


24      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Statement of Operations                            Master Small Cap Index Series

For the Year Ended December 31, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
              Dividends (net of $2,037 foreign withholding tax) ............................                          $   5,108,467
              Interest from affiliates .....................................................                              2,287,352
              Securities lending--net ......................................................                                417,774
                                                                                                                      -------------
              Total income .................................................................                              7,813,593
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
              Professional fees ............................................................      $     118,057
              Custodian fees ...............................................................             85,333
              Accounting services ..........................................................             82,261
              Investment advisory fees .....................................................             48,385
              Trustees' fees and expenses ..................................................              3,674
              Other ........................................................................              8,185
                                                                                                  -------------
              Total expenses before reimbursement ..........................................            345,895
              Reimbursement of expenses ....................................................             (9,889)
                                                                                                  -------------
              Total expenses after reimbursement ...........................................                                336,006
                                                                                                                      -------------
              Investment income--net .......................................................                              7,477,587
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------------
              Realized gain (loss) on:
                 Investments--net ..........................................................         30,900,688
                 In-kind redemption--net ...................................................         (1,199,610)
                 Financial futures contracts--net ..........................................         (4,101,665)         25,599,413
                                                                                                  -------------
              Change in unrealized appreciation/depreciation on:
                 Investments--net ..........................................................         31,766,471
                 Financial futures contracts--net ..........................................           (529,395)         31,237,076
                                                                                                  ---------------------------------
              Total realized and unrealized gain--net ......................................                             56,836,489
                                                                                                                      -------------
              Net Increase in Net Assets Resulting from Operations .........................                          $  64,314,076
                                                                                                                      =============

      See Notes to Financial Statements.


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         25

Statements of Changes in Net Assets                Master Small Cap Index Series

                                                                                                          For the Year Ended
                                                                                                             December 31,
                                                                                                  ---------------------------------
Increase (Decrease) in Net Assets:                                                                    2006                 2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
              Investment income--net .......................................................      $   7,477,587       $   4,325,603
              Realized gain--net ...........................................................         25,599,413          13,549,496
              Change in unrealized appreciation/depreciation--net ..........................         31,237,076          (5,151,541)
                                                                                                  ---------------------------------
              Net increase in net assets resulting from operations .........................         64,314,076          12,723,558
                                                                                                  ---------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
              Proceeds from contributions ..................................................        555,696,889         267,164,255
              Fair value of withdrawals ....................................................       (428,783,737)       (275,403,741)
                                                                                                  ---------------------------------
              Net increase (decrease) in net assets derived from capital transactions ......        126,913,152          (8,239,486)
                                                                                                  ---------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
              Total increase in net assets .................................................        191,227,228           4,484,072
              Beginning of year ............................................................        370,145,349         365,661,277
                                                                                                  ---------------------------------
              End of year ..................................................................      $ 561,372,577       $ 370,145,349
                                                                                                  =================================

      See Notes to Financial Statements.

Financial Highlights                               Master Small Cap Index Series

                                                                            For the Year Ended December 31,
The following ratios have been derived from             ------------------------------------------------------------------------
information provided in the financial statements.         2006            2005            2004            2003            2002
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
              Total investment return ..............       18.13%           4.63%          18.15%          47.11%         (20.19%)
                                                        ========================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
              Expenses, net of reimbursement .......         .07%            .07%            .08%            .09%            .08%
                                                        ========================================================================
              Expenses .............................         .07%            .08%            .08%            .10%            .14%
                                                        ========================================================================
              Investment income--net ...............        1.55%           1.17%           1.11%           1.13%           1.26%
                                                        ========================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
              Net assets, end of year (in thousands)    $561,373        $370,145        $365,661        $335,659        $181,915
                                                        ========================================================================
              Portfolio turnover ...................       40.29%          36.63%          37.74%          28.57%          39.00%
                                                        ========================================================================

      See Notes to Financial Statements.


26      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Notes to Financial Statements                      Master Small Cap Index Series

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sales price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision by the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Manager using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specified price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         27

Notes to Financial Statements (continued)          Master Small Cap Index Series

      amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending--The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Series' financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.


28      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Notes to Financial Statements (continued)          Master Small Cap Index Series

2. Investment Advisory Agreement and Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On September 29, 2006, shareholders of the investors of the Series approved a new Investment Advisory Agreement for the Trust with the Manager. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement between the Trust and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Manager is responsible for the management of the Series' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. The Manager (and previously FAM) has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .08%. This arrangement has a one-year term and is renewable. The reimbursements were as follows:

--------------------------------------------------------------------------------
    For the Period                             For the Period
  January 1, 2006 to                       September 30, 2006 to
  September 29, 2006                         December 31, 2006
    Reimbursement                              Reimbursement
       by FAM                                 by the Manager
--------------------------------------------------------------------------------
       $1,969                                     $7,920
================================================================================

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the Sub-Advisor for services it provides a monthly fee that is a percentage of the management fee paid by the Series to the Manager.

Merrill Lynch Trust Company ("MLTC"), an indirect, wholly owned subsidiary of Merrill Lynch, is the Series' custodian.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of the Manager, or its affiliates. As of December 31, 2006, the Series lent securities with a value of $51,831 to MLPF&S or its affiliates. Pursuant to that order, the Trust has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, and MLIM, LLC was the Trust's securities lending agent. BIM may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended December 31, 2006, BIM received $179,594 in securities lending agent fees.

For the year ended December 31, 2006, the Series reimbursed FAM and the Manager $7,486 and $2,091, respectively, for certain accounting services.

In addition, MLPF&S received $217 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2006.

Prior to September 29, 2006, certain officers and/or trustees of the Trust were officers and/or directors of FAM, PSI, MLTC, Merrill Lynch, MLIM, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including in-kind redemptions) of investments, excluding short-term securities, for the year ended December 31, 2006 were $197,782,011 and $175,034,540, respectively.


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         29

Notes to Financial Statements (concluded)          Master Small Cap Index Series

4. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (or FAM and its affiliates), is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 22, 2006 the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2006.

Report of Independent Registered
Public Accounting Firm                             Master Small Cap Index Series

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of Master Small Cap Index Series, one of the portfolios constituting Quantitative Master Series Trust (the "Trust") as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Small Cap Index Series of the Quantitative Master Series Trust as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 26, 2007


30      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Disclosure of Investment Advisory Agreement

New BlackRock Investment Advisory Agreement--Matters Considered by the Boards

The following disclosure appeared in the June 30, 2006 Semi-Annual Report of the Fund and the Series and is the discussion referred to in "New BlackRock Sub-Advisory Agreement--Matters Considered by the Boards" and "Approvals to Correct Fee Schedules" below. The term "Investment Adviser" as used herein refers to Fund Asset Management, L.P.

Merrill Lynch Small Cap Index Fund (the "Fund"), a series of Merrill Lynch Index Funds, Inc. (the "Corporation"), is a "feeder" fund that invests all of its assets in the Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust (the "Trust"), which has the same investment objectives and strategies as the Fund. All investments are made at the Series level.

In connection with the Transaction between Merrill Lynch and BlackRock, the Board of Trustees of the Trust (the "trustees") considered a new investment advisory agreement between the Trust, on behalf of Series, and BlackRock Advisors, Inc. or its successor ("BlackRock Advisors"). If the Trust's New Investment Advisory Agreement is approved by shareholders, then that agreement will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

In addition, in connection with the Transaction, the Board of Directors of the Corporation (the "directors") considered a new investment advisory agreement (together with the new advisory agreement for the Trust, the "New Investment Advisory Agreements") between the Corporation on behalf of the Fund and BlackRock Advisors. If the Fund's New Investment Advisory Agreement is approved by shareholders, then that agreement will become effective upon the closing of the Transaction. Under a contractual arrangement between the Corporation on behalf of the Fund and BlackRock Advisors, however, no management/advisory fee will be charged to the Fund under the Fund's New Investment Advisory Agreement so long as the Fund remains invested in the Series.

Each Board discussed the New Investment Advisory Agreements at telephonic and in-person meetings held during April and May 2006. Each Board, including the independent directors/trustees, approved the New Investment Advisory Agreements on May 8, 2006.

To assist each Board in its consideration of the New Investment Advisory Agreements, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent directors/trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreements. The additional information was provided in advance of the May 2006 meeting. In addition, the independent directors/trustees consulted with their counsel and counsel for the Corporation and the Trust on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to each Board's deliberations.

At the Board meetings, each Board discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Fund and the Series. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from each Board. Each Board also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent directors/trustees also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent directors/trustees met in executive sessions with their counsel to consider the New Investment Advisory Agreements.

In connection with each Board's review of the New Investment Advisory Agreements, Merrill Lynch and/or BlackRock advised the Board about a variety of matters. The advice included the following, among other matters:

o that there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and Series and their shareholders by BlackRock Advisors, including compliance services;

o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

o that the Fund and the Series should benefit from having access to BlackRock's state of the art technology and risk


31      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006
      management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

o that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Boards before making any changes;

o that BlackRock and Merrill Lynch will enter into an agreement, for an initial three-year period and automatically renewable from year to year thereafter, in connection with the Transaction under which Merrill Lynch-affiliated broker-dealers will continue to offer the Fund as an investment product;

o that BlackRock Advisors will have substantially the same access to the Merrill Lynch sales force when distributing shares of the Fund as is currently provided to the Investment Adviser and that other arrangements between the Investment Adviser and Merrill Lynch sales channels will be preserved;

o that the Fund will have access to BlackRock's network of third party brokers, retirement plan platforms and registered investment advisers;

o that in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 Act (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Fund or Series shareholders.

Each Board considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

o the potential benefits to Fund and the Series shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

      o the potential for expanding distribution of Fund shares through improved access to third party distribution;

o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

o     the compliance policies and procedures of BlackRock Advisors;

o the terms and conditions of the New Investment Advisory Agreements, including the fact that neither the schedule of the total advisory and administrative fees for the Fund nor the schedule of the total advisory fees of the Series will increase by virtue of either New Investment Advisory Agreement, but will remain the same;

o that each Board had earlier performed a full annual review of the investment advisory agreements currently in effect for the Series and Fund (the "Current Investment Advisory Agreements") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources and personnel necessary to provide the advisory and administrative services currently provided to the Fund and the Series; and that the advisory and/or management fees paid by the Series, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"]), and such other matters as the Board has considered relevant in the exercise of its reasonable judgment; and

o that Merrill Lynch agreed to pay all expenses of the Fund and the Series in connection with each Board's consideration of the New Investment Advisory Agreements and related agreements and all costs of shareholder approval of the New Investment Advisory Agreements and as a result neither the Fund nor the Series would bear any costs in obtaining shareholder approval of the New Investment Advisory Agreements.

Certain of these considerations are discussed in more detail below.

In its review of the New Investment Advisory Agreements, each Board assessed the nature, scope and quality of the services to be provided to the Fund and the Series by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of


32      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006
fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the New Investment Advisory Agreements, each Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Fund and the Series; (b) operating expenses of the Fund and the Series paid to third parties; (c) the resources devoted to and compliance reports relating to the investment objectives, policies and restrictions of the Fund and the Series, and their compliance with their Codes of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

In the period prior to the Board meetings to consider approval or renewal of the Current Investment Advisory Agreements, each Board had requested and received materials specifically relating to the Current Investment Advisory Agreements. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Fund and the Series as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the portfolio management team for the Series on investment strategies used by the Series during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreements and other payments received by the Investment Adviser and its affiliates from the Fund and the Series; and (d) information provided by the Investment Adviser concerning services related to the valuation and pricing of portfolio holdings of the Series, allocation of brokerage fees, portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Fund and the Series.

In its deliberations, each Board considered information received in connection with its most recent approval of the Current Investment Advisory Agreements, in addition to information provided by BlackRock and BlackRock Advisors in connection with its evaluation of the terms and conditions of the New Investment Advisory Agreements. The directors/ trustees did not identify any particular information that was all-important or controlling, and each director/trustee attributed different weights to the various factors. Each Board, including a majority of the independent directors/trustees, concluded that the terms of the New Investment Advisory Agreements are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund and the Series, and that the New Investment Advisory Agreements should be approved and recommended to shareholders.

Nature, Quality and Extent of Services Provided--Each Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund and the Series, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. Each Board focused primarily on the Investment Adviser's investment advisory services and the investment performance of the Fund and the Series, but also considered certain areas in which both the Investment Adviser and the Fund/Series receive services as part of the Merrill Lynch complex. Each Board compared the performance of the Fund and the Series--both including and excluding the effects of fees and expenses -- to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. While each Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreements, each Board considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of BlackRock Advisors and how it would affect the Fund and the Series; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Fund and the Series.

Each Board was given information with respect to the potential benefits to the Fund and the Series and their shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

Each Board was advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Fund and the Series will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. Each Board was advised that a revision of existing regulatory


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         33
relief with respect to these restrictions was being sought from the Securities and Exchange Commission and was advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

Based on its review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, each Board determined that the nature and quality of services to be provided to the Fund and the Series under each New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement of the Series. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. Each Board noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, each Board concluded that, overall, it was satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to the Fund/Series under the New Investment Advisory Agreement of the Series.

Costs of Services Provided and Profitability--It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement of the Series, each Board had received, among other things, a report from Lipper comparing the fees, expenses and performance of the Fund and the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. Each Board reviewed the contractual management fee rate and actual management fee rate of the Fund/Series as a percentage of total assets at common asset levels--the actual rate includes advisory and the effects of any fee waivers and, for the Fund, administrative service fees--compared to the other funds in its Lipper category. They also compared the total expenses of the Fund and the Series to those of other comparable funds. The information showed that the Fund and the Series had fees and expenses within the range of fees and expenses of comparable funds. Each Board considered the services to be provided by and the fees to be charged by BlackRock Advisors to other funds with similar investment mandates and noted that the fees charged by BlackRock Advisors in those cases, including fee waivers and expense reimbursements, were generally comparable to those for the Fund and the Series. Each Board concluded that the management fee and fee rate and overall expense ratio of the Fund and the Series are reasonable compared to those of other comparable funds.

In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreements, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction. Based on its review of the materials provided and the fact that each New Investment Advisory Agreement, as well as a new administrative agreement between the Corporation on behalf of the Fund and BlackRock Advisors as administrator, is substantially similar to its corresponding current agreement in all material respects, including the rate of compensation, each Board determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. Each Board noted that it was not possible to predict with certainty New BlackRock's future profitability from its relationship with the Fund and the Series.

Each Board discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Fund and the Series. Each Board noted that it expects to receive profitability information from New BlackRock on at least an annual basis and thus be in a position to evaluate whether any adjustments in fees and/or fee breakpoints of the Fund or Series would be appropriate.

Fees and Economies of Scale--Each Board considered the extent to which economies of scale might be realized as the assets of the Fund and the Series increase and whether there should be changes in the management fee rate or structure in order to enable the Fund and the Series to participate in these economies of scale. Each Board determined that changes were not currently necessary and that the Fund and the Series appropriately participated in these economies of scale.

In reviewing the Transaction, each Board considered, among other things, whether advisory and administrative fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreements and the new administrative agreement are substantially similar to the Current Investment Advisory Agreements and the current administrative agreement in all material respects, including the rates of compensation, each Board determined that as a result of the Transaction, neither the


34      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006
total advisory and administrative fees of the Fund nor the total advisory fees of the Series would be higher than the fees under the Current Investment Advisory Agreements and administrative agreement. Each Board noted that in conjunction with its most recent deliberations concerning the Current Investment Advisory Agreements, the Board had determined that the total fees for advisory and administrative services for the Fund and the total fees for advisory services for the Series were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Investment Advisory Agreement of the Series, each Board had received, among other things, a report from Lipper comparing the fees, expenses and performance to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. Each Board concluded that, because the rate for advisory services for the Series and the rates for advisory and administrative services for the Fund would be no higher than current fee rates, the proposed management fee structures, including any fee waivers, were reasonable and that no additional changes were currently necessary.

Fall-Out Benefits--In evaluating the fall-out benefits to be received by BlackRock Advisors under each New Investment Advisory Agreement, each Board considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreements. Based on its review of the materials provided, including materials received in connection with their most recent approval of each Current Investment Advisory Agreement, and its discussions with management of the Investment Adviser and BlackRock, each Board determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products and to obtain research services using portfolio transaction brokerage commissions. The Fund's Board also considered possible benefits stemming from the proposal that PFPC Financial Services, an affiliate of BlackRock, serve as transfer agent for the Fund following the Transaction. Each Board noted that any benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.

Investment Performance--Each Board considered investment performance for the Fund and the Series. Each Board compared the performance of the Fund and the Series--both including and excluding the effects of fees and expenses--to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Series performance at various levels within the range of performance of comparable funds over different time periods. While each Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. Each Board believed the performance of the Fund and the Series was satisfactory. Also, each Board took into account the investment performance of funds currently advised by BlackRock Advisors. Each Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. Each Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Fund and the Series.

Conclusion--After the independent directors of the Corporation, on behalf of the Fund, and trustees of the Trust, on behalf of the Series, deliberated in executive session, each entire Board, including the independent directors/trustees, approved the New Investment Advisory Agreements, concluding that the advisory fee rates were reasonable in relation to the services provided and that the New Investment Advisory Agreements were in the best interests of the shareholders. In approving the New Investment Advisory Agreements, each Board noted that it anticipated reviewing the continuance of the agreements in advance of the expiration of the initial two-year period.

Contingent BlackRock Sub-Advisory Agreements--Matters Considered by the Boards

At the telephonic and in-person meetings held during April and May 2006 at which each Board discussed and approved the New Investment Advisory Agreements, the Board of Directors of Merrill Lynch Index Funds, Inc. on behalf of the Fund, including the independent directors, and the Board of Trustees of the Trust on behalf of the Series, including the independent trustees, also discussed and approved contingent sub-advisory agreements (the "Contingent Sub-Advisory Agreements") between the Investment Adviser and BlackRock Advisors (the "BlackRock Sub-Adviser"). The Contingent Sub-Advisory Agreements are intended to ensure that the Fund and the Series operate with efficient portfolio management services until the closing of the Transaction, in the event that the Boards deem it necessary and in the best interests of the Fund and its shareholders, or the Series and


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         35

Disclosure of Investment Advisory Agreement (concluded)

its shareholders, that the BlackRock Sub-Adviser assist in managing the operations of the Fund or the Series during the interim period until the closing of the Transaction. If shareholders approve the Contingent Sub-Advisory Agreements, they will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Boards in the period up to the closing of the Transaction. The effectiveness of each Contingent Sub-Advisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to each Contingent Sub-Advisory Agreement, the BlackRock Sub-Adviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Adviser. The Investment Adviser would pay the BlackRock Sub-Adviser out of its own resources. There would be no increase in Fund or Series expenses as a result of either Contingent Sub-Advisory Agreement.

In making its approval at the May in-person meeting, each Board considered the Contingent Sub-Advisory Agreements in conjunction with the New Investment Advisory Agreements and reviewed the same information and factors discussed above. Each Board also considered in conjunction with the Contingent Sub-Advisory Agreements the necessity of ensuring that the Fund and the Series operate with effective management services until the closing of the Transaction. In reviewing the sub-advisory fee rate provided in each Contingent Sub-Advisory Agreement, each Board took note of the fact that both the Investment Adviser and the BlackRock Sub-Adviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of the operations and administration of the Fund/Series and the BlackRock Sub-Adviser would provide advisory services to the Fund/Series under each Contingent Sub-Advisory Agreement. Each Board also took into account the expected short duration of the term of any Contingent Sub-Advisory Agreement and the fact that total advisory fees paid by the Fund and the Series would not increase as a result of either Contingent Sub-Advisory Agreement. Under all of the circumstances, each Board concluded that it was a reasonable allocation of fees for the BlackRock Sub-Adviser to receive 50% of the advisory fee paid by the Fund or Series to the Investment Adviser.

After the independent directors/trustees deliberated in executive session, each entire Board, including the independent directors/trustees, approved each Contingent Sub-Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that the Contingent Sub-Advisory Agreement was in the best interests of shareholders.


36      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Disclosure of Sub-Advisory Agreement

New BlackRock Sub-Advisory Agreement--Matters Considered by the Boards

At an in-person meeting held on August 16-17, 2006, the Board of Directors of BlackRock Index Funds, Inc. (the "Corporation") and the Board of Trustees of Quantitative Master Series Trust (the "Trust"), including the independent directors/trustees, discussed and approved the sub-advisory agreement with respect to the Series between BlackRock Advisors, LLC (previously organized as BlackRock Advisors, Inc.) ("BlackRock Advisors") and BlackRock Investment Management, LLC, an affiliate (the "Sub-Adviser") (the "BlackRock Sub-Advisory Agreement"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the new investment advisory agreement with BlackRock Advisors became effective.

Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors at an annual rate equal to 74% of the advisory fee received by BlackRock Advisors from the Series. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Fund or Series expenses as a result of the BlackRock Sub-Advisory Agreement.

In approving the BlackRock Sub-Advisory Agreement at the August in-person meeting, the Boards reviewed their considerations in connection with their approval of the New Investment Advisory Agreement in May 2006. The Boards relied on the same information and considered the same factors as those discussed above in connection with the approval of the New Investment Advisory Agreement. In reviewing the sub-advisory fee rate provided for in the BlackRock Sub-Advisory Agreement, the Boards noted the fact that both BlackRock Advisors and the Sub-Adviser have significant responsibilities under their respective advisory agreements. Under the New Investment Advisory Agreement, BlackRock Advisors remains responsible for the overall management of the Fund and the Series and for oversight of the Fund's and the Series' operations and administration. Under the BlackRock Sub-Advisory Agreement, the Sub-Adviser provides advisory services to the Series and is responsible for the day-to-day management of the Series' portfolio. The Boards also took into account the fact that there is no increase in total advisory fees paid by the Fund or the Series as a result of the BlackRock Sub-Advisory Agreement. Based on its considerations, each Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive a fee at an annual rate equal to 74% of the advisory fee paid by the Series to BlackRock Advisors.

After the independent directors/trustees deliberated in executive session, the entire Board of the Corporation and the entire Board of the Trust, including the independent directors/ trustees, approved the BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of Fund shareholders.

Approvals to Correct Fee Schedules

As discussed above, at a meeting on May 8, 2006, the Boards, including the independent directors/trustees, approved the New Investment Advisory Agreement between BlackRock Advisors and the Trust on behalf of the Series. The New Investment Advisory Agreement as approved by the Board contained an advisory fee schedule for the Series that was the same as the fee schedule set forth in the investment advisory agreements in effect for the Series and the Fund at that time (the "Current Investment Advisory Agreements"). At a shareholder meeting on August 15, 2006, the shareholders of the Fund approved a new investment advisory agreement between BlackRock Advisors and the Trust on behalf of the Series, but in a form that contained an incorrect advisory fee schedule for the Series. The proxy statement sent to Fund shareholders in connection with the shareholder meeting (the "Proxy Statement") stated in several places that the advisory fees payable by the Series under the New Investment Advisory Agreement would be the same as the fees payable under the Series' Current Investment Advisory Agreements. However, subsequent to the shareholder meeting, it was discovered that the advisory fee schedule for the Series was incorrectly presented in an appendix in the Proxy Statement as lower than the fee schedule then in effect. The lower fee schedule that was presented showed the fees presently being charged to the Series due to fee waivers currently in effect.

At a September 22, 2006 meeting, the Board of the Trust considered ratification and approval of an investment advisory agreement between BlackRock Advisors and the Trust on behalf of the Series in the form approved by shareholders with the lower, incorrect advisory fee schedule. After discussion, the Trustees, and separately the non-interested trustees present in person at the meeting, ratified and approved an investment advisory agreement on behalf of the Series with the lower fee schedule that was approved by shareholders.


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         37

Disclosure of Sub-Advisory Agreement (concluded)

The Boards also discussed the BlackRock Sub-Advisory Agreement between BlackRock Advisors and BlackRock Investment Management, LLC with respect to the Series. The Boards reviewed and reaffirmed their considerations in connection with their approval of the BlackRock Sub-Advisory Agreement at the August 16-17, 2006 meeting. The Directors/Trustees, and separately the non-interested directors/trustees present, in person, at the meeting, then ratified and approved the BlackRock Sub-Advisory Agreement with respect to the Series as previously approved at the August 16-17, 2006 meeting.


38      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

Officers and Directors/Trustees

                                                                                                       Number of
                                                                                                       Funds and
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to  Vice Chairman and Director of BlackRock, Inc.,        122 Funds       None
Doll, Jr.*  Princeton, NJ  and          present  Global Chief Investment Officer for Equities,         168 Portfolios
            08543-9011     Director/             Chairman of the BlackRock Retail Operating
            Age: 52        Trustee               Committee, and member of the BlackRock Executive
                                                 Committee since 2006; President of the funds advised
                                                 by Merrill Lynch Investment Managers, L.P. ("MLIM")
                                                 and its affiliates ("MLIM/FAM-advised funds") from
                                                 2005 to 2006 and Chief Investment Officer thereof
                                                 from 2001 to 2006; President of MLIM and Fund Asset
                                                 Management, L.P. ("FAM") from 2001 to 2006; Co-Head
                                                 (Americas Region) thereof from 2000 to 2001 and
                                                 Senior Vice President from 1999 to 2001; President
                                                 and Director of Princeton Services, Inc. ("Princeton
                                                 Services") and President of Princeton
                                                 Administrators, L.P. ("Princeton Administrators")
                                                 from 2001 to 2006; Chief Investment Officer of
                                                 OppenheimerFunds, Inc. in 1999 and Executive Vice
                                                 President thereof from 1991 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates.
                  Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund/Trust President, Mr. Doll serves at the pleasure of the Board of Directors/Trustees.
====================================================================================================================================
Independent Directors/Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Director/    2002 to  General Partner of The Burton Partnership, Limited    21 Funds        Knology, Inc.
Burton      Princeton, NJ  Trustee      present  Partnership (an investment partnership) since 1979;   38 Portfolios   (telecommuni-
            08543-9095                           Managing General Partner of The South Atlantic                        cations);
            Age: 62                              Venture Funds since 1983; Member of the Investment                    Symbion, Inc.
                                                 Advisory Council of the Florida State Board of                        (health care)
                                                 Administration since 2001.                                            and Capital
                                                                                                                       Southwest
                                                                                                                       (financial)
------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095  Director/    2005 to  President and Chief Executive Officer of Allmerica    21 Funds        Cabot
Francis     Princeton, NJ  Trustee      present  Financial Corporation (financial services holding     38 Portfolios   Corporation
O'Brien     08543-9095                           company) from 1995 to 2002 and Director from                          (chemicals);
            Age: 63                              1995 to 2003; President of Allmerica Investment                       LKQ Corpora-
                                                 Management Co., Inc. (investment adviser) from 1989                   tion (auto
                                                 to 2002, Director from 1989 to 2002 and Chairman of                   parts manufa-
                                                 the Board from 1989 to 1990; President, Chief                         cturing) and
                                                 Executive Officer and Director of First Allmerica                     TJX Com-
                                                 Financial Life Insurance Company from 1989 to 2002                    panies, Inc.
                                                 and Director of various other Allmerica Financial                     (retailer)
                                                 companies until 2002; Director from 1989 to 2006,
                                                 Member of the Governance Nominating Committee from
                                                 2004 to 2006, Member of the Compensation Committee
                                                 from 1989 to 2006 and Member of the Audit Committee
                                                 from 1990 to 2004 of ABIOMED; Director, Member of
                                                 the Governance and Nomination Committee and Member
                                                 of the Audit Committee of Cabot Corporation since
                                                 1990; Director and Member of the Audit Committee and
                                                 Compensation Committee of LKQ Corporation since
                                                 2003; Lead Director of TJX Companies, Inc. since
                                                 1996; Trustee of the Woods Hole Oceanographic
                                                 Institute since 2003; Director, Ameresco, Inc. since
                                                 2006; Director, Boston Lyric Opera since 2002.


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         39

Officers and Directors/Trustees (concluded)

                                                                                                       Number of
                                                                                                       Funds and
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Directors/Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Director/    2003 to  Director, Ruckleshaus Institute and Haub School       21 Funds        None
Walsh       Princeton, NJ  Trustee      present  of Natural Resources at the University of Wyoming     38 Portfolios
            08543-9095                           since 2006; Consultant with Putnam Investments
            Age: 65                              from 1993 to 2003, and employed in various
                                                 capacities therewith from 1973 to 1992; Director,
                                                 Massachusetts Audubon Society from 1990 to 1997;
                                                 Director, The National Audubon Society from 1998 to
                                                 2005; Director, The American Museum of Fly Fishing
                                                 since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Director/    1998 to  Managing Director of FGW Associates since 1997;       21 Funds        Watson
Weiss **    Princeton, NJ  Trustee      present  Vice President, Planning, Investment and Development  38 Portfolios   Pharma-
            08543-9095                           of Warner Lambert Co. from 1979 to 1997; Director of                  ceuticals,
            Age: 65                              the Michael J. Fox Foundation for Parkinson's                         Inc. (pharma-
                                                 Research since 2000; Director of BTG International                    ceutical
                                                 Plc (a global technology commercialization company)                   company)
                                                 since 2001.
            ------------------------------------------------------------------------------------------------------------------------
            *     Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **    Chairman of the Board of Directors/Trustees and the Audit Committee.

------------------------------------------------------------------------------------------------------------------------------------
                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1997 to  Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
Burke       Princeton, NJ  President    present  Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") in 2006;
            08543-9011     and          and 1999 First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from
            Age: 46        Treasurer    to       1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Debra L.    P.O. Box 9011  Vice         2005 to  Director of BlackRock, Inc. since 2006; Director of MLIM from 1999 to 2006.
Jelilian    Princeton, NJ  President    present
            08543-9011
            Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey L.  P.O. Box 9011  Vice         2005 to  Director of BlackRock, Inc. since 2006; Director of MLIM from 2004 to 2006; Vice
Russo       Princeton, NJ  President    present  President of MLIM from 1994 to 2004.
            08543-9011
            Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Fund Chief   2004 to  Managing Director of BlackRock, Inc. and Fund Chief Compliance Officer since 2006;
Hiller      Princeton, NJ  Compliance   present  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
            08543-9011     Officer               Chief Compliance Officer of MLIM (Americas Region) from 2004 to 2006; Chief
            Age: 55                              Compliance Officer of the IQ Funds since 2004; Global Director of Compliance at
                                                 Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
                                                 Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer
                                                 at Prudential Financial from 1995 to 2000; Senior Counsel in the Securities and
                                                 Exchange Commission's Division of Enforcement in Washington, D.C. from 1990 to
                                                 1995.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director of BlackRock, Inc. since 2006; Director (Legal Advisory) of MLIM from 2002
Pellegrino  Princeton, NJ               present  to 2006; Vice President of MLIM from 1999 to 2002; Attorney associated with MLIM
            08543-9011                           from to 1997 to 2006; Secretary of MLIM, FAM, FAM Distributors, Inc. and Princeton
            Age: 46                              Services from 2004 to 2006.
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Merrill Lynch Trust Company, FSB
1300 Merrill Lynch Drive
3rd Floor--MSC 0303
Pennington, NJ 08534

Transfer Agent

PFPC Inc.
Wilmington, DE 19809


40      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

BlackRock Funds

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service. Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at http://www.blackrock.com/edelivery

2) Select eDelivery under the More Information section

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         41

BlackRock Funds (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors/Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the"Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


42      BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006

A World-Class Mutual Fund Family

BlackRock now offers an expanded lineup of open-end mutual funds. Our range includes more than 85 funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Portfolios

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Global Technology Fund
BlackRock Global Value Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Investment Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Capital Appreciation Portfolio
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Portfolios

BlackRock Bond Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government  Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Real Investment Fund
BlackRock Short-Term Bond Fund
BlackRock Total Return Portfolio
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Portfolios

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Money Market Portfolios

BlackRock Money Market Portfolio
BlackRock Municipal Money Market Portfolio@
BlackRock NC Municipal MM Portfolio@
BlackRock NJ Municipal MM Portfolio@
BlackRock OH Municipal MM Portfolio@
BlackRock PA Municipal MM Portfolio@
BlackRock Summit Cash Reserves Fund*
BlackRock U.S. Treasury MM Portfolio
BlackRock VA Municipal MM Portfolio@

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.
@     Tax-exempt fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


        BLACKROCK SMALL CAP INDEX FUND              DECEMBER 31, 2006         43

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Index Funds, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK

                                                                  #Index 3-12/06

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick (resigned as of May 1, 2006), (3) John
         F. O'Brien, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick qualifies as a financial expert pursuant to Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 - Principal Accountant Fees and Services

         BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.
         (a) Audit Fees -         Fiscal Year Ending December 31, 2006 - $6,500
                                  Fiscal Year Ending December 31, 2005 - $6,500

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2006 - $6,000
                                  Fiscal Year Ending December 31, 2005 - $5,700

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         Master Small Cap Index Series of Quantitative Master Series Trust
         (a) Audit Fees -         Fiscal Year Ending December 31, 2006 - $43,400
                                  Fiscal Year Ending December 31, 2005 - $43,000

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2006 - $24,000
                                  Fiscal Year Ending December 31, 2005 - $21,600

         The nature of the services relate to 17f-2 custody counts.

         (c) Tax Fees -           Fiscal Year Ending December 31, 2006 - $17,000
                                  Fiscal Year Ending December 31, 2005 - $16,200

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2006 - $3,071,450
             Fiscal Year Ending December 31, 2005 - $5,577,771

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Attached hereto

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
Advertising Agencies            14,100  24/7 Real Media, Inc. (a)                                 $     127,605
- 0.5%                          10,835  Advo, Inc.                                                      353,221
                                25,400  aQuantive, Inc. (a)                                             626,364
                                14,600  Catalina Marketing Corp.                                        401,500
                                 9,500  inVentiv Health, Inc. (a)                                       335,825
                                 6,500  Marchex, Inc. Class B                                            86,970
                                14,200  Valassis Communications, Inc. (a)                               205,900
                                31,880  ValueClick, Inc. (a)                                            753,324
                                                                                                  -------------
                                                                                                      2,890,709
---------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                 4,600  Argon ST, Inc. (a)                                               99,084
                                15,268  Curtiss-Wright Corp.                                            566,137
                                 7,926  Heico Corp.                                                     307,767
                                 5,500  K&F Industries Holdings, Inc. (a)                               124,905
                                 5,400  Ladish Co., Inc. (a)                                            200,232
                                 3,200  MTC Technologies, Inc. (a)                                       75,360
                                11,613  Moog, Inc. Class A (a)                                          443,500
                                16,535  Orbital Sciences Corp. (a)                                      304,905
                                10,934  Teledyne Technologies, Inc. (a)                                 438,781
                                 2,200  TransDigm Group, Inc. (a)                                        58,322
                                 2,500  United Industrial Corp.                                         126,875
                                                                                                  -------------
                                                                                                      2,745,868
---------------------------------------------------------------------------------------------------------------
Agriculture, Fishing             1,200  Alico, Inc. (h)                                                  60,756
& Ranching - 0.1%                3,600  The Andersons, Inc.                                             152,604
                                10,628  Delta & Pine Land Co.                                           429,903
                                                                                                  -------------
                                                                                                        643,263
---------------------------------------------------------------------------------------------------------------
Air Transport - 0.7%            10,968  AAR Corp. (a)(h)                                                320,156
                                17,300  ABX Air, Inc. (a)                                               119,889
                                28,820  AirTran Holdings, Inc. (a)(e)                                   338,347
                                12,599  Alaska Air Group, Inc. (a)                                      497,660
                                 7,500  Atlas Air Worldwide Holdings, Inc. (a)                          333,750
                                 7,385  Bristow Group, Inc. (a)                                         266,525
                                 9,995  EGL, Inc. (a)                                                   297,651
                                13,000  ExpressJet Holdings, Inc. (a)                                   105,300
                                15,455  Frontier Airlines Holdings, Inc. (a)(e)                         114,367
                                55,000  JetBlue Airways Corp. (a)(e)                                    781,000
                                11,456  Mesa Air Group, Inc. (a)                                         98,178
                                 3,700  PHI, Inc. (a)                                                   121,101
                                 9,300  Republic Airways Holdings, Inc. (a)                             156,054
                                21,600  Skywest, Inc.                                                   551,016
                                                                                                  -------------
                                                                                                      4,100,994
---------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                  8,302  Century Aluminum Co. (a)                                        370,684
---------------------------------------------------------------------------------------------------------------
Auto Parts: After                6,843  Aftermarket Technology Corp. (a)                                145,619
Market - 0.1%                    5,550  Commercial Vehicle Group, Inc. (a)                              120,990
                                 6,200  Keystone Automotive Industries, Inc. (a)                        210,738
                                 8,399  Superior Industries International, Inc.                         161,849
                                                                                                  -------------
                                                                                                        639,196
---------------------------------------------------------------------------------------------------------------
Auto Parts: Original            16,400  American Axle & Manufacturing Holdings, Inc.                    311,436
Equipment - 0.4%                22,300  ArvinMeritor, Inc.                                              406,529

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 4,700  Fuel Systems Solutions, Inc. (a)                          $     103,776
                                21,400  Lear Corp.                                                      631,942
                                 3,600  Noble International Ltd.                                         72,180
                                13,700  Quantum Fuel Systems Technologies Worldwide, Inc. (a)(e)         21,920
                                 2,173  Sauer-Danfoss, Inc.                                              70,079
                                14,300  Tenneco, Inc. (a)                                               353,496
                                42,600  Visteon Corp. (a)                                               361,248
                                                                                                  -------------
                                                                                                      2,332,606
---------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts             4,500  Accuride Corp. (a)                                               50,670
- 0.2%                           2,000  Miller Industries, Inc. (a)                                      48,000
                                11,594  Modine Manufacturing Co.                                        290,198
                                19,700  Navistar International Corp. (a)                                658,571
                                 9,845  Wabash National Corp.                                           148,660
                                                                                                  -------------
                                                                                                      1,196,099
---------------------------------------------------------------------------------------------------------------
Banks: New York City            10,900  Signature Bank (a)                                              337,682
- 0.1%
---------------------------------------------------------------------------------------------------------------
Banks: Outside New               3,784  1st Source Corp.                                                121,580
York City - 5.7%                 5,521  Alabama National Bancorp.                                       379,458
                                 8,218  Amcore Financial, Inc.                                          268,482
                                 5,550  AmericanWest Bancorp                                            134,421
                                 3,900  Ameris Bancorp                                                  109,902
                                 2,682  Arrow Financial Corp.                                            66,433
                                 1,300  BancTrust Financial Group, Inc.                                  33,176
                                 2,190  Bancfirst Corp.                                                 118,260
                                 2,715  The Bancorp, Inc. (a)                                            80,364
                                 4,982  Bank of Granite Corp.                                            94,509
                                 3,500  Bank of the Ozarks, Inc.                                        115,710
                                 7,400  BankFinancial Corp.                                             131,794
                                 3,113  Banner Corp.                                                    138,030
                                13,233  Boston Private Financial Holdings, Inc.                         373,303
                                18,150  CVB Financial Corp.                                             262,449
                                 5,129  Cadence Financial Corp.                                         111,145
                                 1,500  Camden National Corp.                                            69,180
                                 3,021  Capital City Bank Group, Inc.                                   106,641
                                 2,900  Capital Corp. of the West                                        93,061
                                 3,400  Capitol Bancorp Ltd.                                            157,080
                                 7,700  Cardinal Financial Corp.                                         78,925
                                 7,625  Cascade Bancorp (e)                                             235,689
                                18,244  Cathay General Bancorp                                          629,600
                                18,200  Centennial Bank Holdings, Inc. (a)                              172,172
                                 5,700  Center Financial Corp.                                          136,629
                                   900  Centerstate Banks of Florida, Inc.                               18,810
                                11,148  Central Pacific Financial Corp.                                 432,096
                                 7,748  Chemical Financial Corp.                                        258,008
                                14,582  Chittenden Corp.                                                447,522
                                15,600  Citizens Banking Corp.                                          413,400
                                 6,093  City Holding Co.                                                249,143

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 3,299  CityBank                                                  $     117,592
                                 1,700  Clifton Savings Bancorp, Inc.                                    20,723
                                 4,526  CoBiz, Inc.                                                      99,753
                                 1,700  Columbia Bancorp                                                 44,965
                                 6,341  Columbia Banking System, Inc.                                   222,696
                                 2,100  Community Bancorp (a)                                            63,399
                                11,800  Community Bank System, Inc.                                     271,400
                                 7,299  Community Banks, Inc.                                           202,620
                                 4,723  Community Trust Bancorp, Inc.                                   196,146
                                12,104  Corus Bankshares, Inc. (e)                                      279,239
                                30,000  Doral Financial Corp. (e)                                        86,100
                                 1,100  Enterprise Financial Services Corp.                              35,838
                                 1,800  FNB Corp.                                                        74,790
                                 1,685  Farmers Capital Bank Corp.                                       57,223
                                22,200  First BanCorp                                                   211,566
                                 2,836  First Bancorp                                                    61,938
                                 3,814  First Busey Corp.                                                87,913
                                11,923  First Charter Corp.                                             293,306
                                22,340  First Commonwealth Financial Corp.                              300,026
                                 9,011  First Community Bancorp, Inc.                                   471,005
                                 2,994  First Community Bancshares, Inc.                                118,443
                                10,787  First Financial Bancorp                                         179,172
                                 5,853  First Financial Bankshares, Inc.                                245,007
                                 4,244  First Financial Corp.                                           150,450
                                 5,846  First Merchants Corp.                                           158,953
                                17,700  First Midwest Bancorp, Inc.                                     684,636
                                 2,600  First Regional Bancorp (a)                                       88,634
                                 1,200  First South Bancorp, Inc. (e)                                    38,268
                                 7,600  First State Bancorp.                                            188,100
                                24,600  FirstMerit Corp.                                                593,844
                                 9,800  Franklin Bank Corp. (a)                                         201,292
                                14,866  Frontier Financial Corp.                                        434,533
                                 2,200  GB&T Bancshares, Inc.                                            48,774
                                14,465  Glacier Bancorp, Inc.                                           353,512
                                18,100  Greater Bay Bancorp                                             476,573
                                 2,800  Greene County Bancshares, Inc.                                  111,244
                                 9,754  Hancock Holding Co.                                             515,401
                                15,604  Hanmi Financial Corp.                                           351,558
                                 9,136  Harleysville National Corp.                                     176,416
                                 3,100  Heartland Financial USA, Inc.                                    89,435
                                 3,900  Heritage Commerce Corp.                                         103,896
                                 4,745  Independent Bank Corp./MA                                       170,962
                                 9,245  Independent Bank Corp./MI                                       233,806
                                 5,874  Integra Bank Corp.                                              161,652
                                 4,600  Interchange Financial Services Corp.                            105,754
                                15,100  International Bancshares Corp.                                  466,741
                                 2,500  Intervest Bancshares Corp. (a)                                   86,025

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                16,200  Investors Bancorp, Inc. (a)                               $     254,826
                                 6,648  Irwin Financial Corp.                                           150,444
                                 4,196  Lakeland Bancorp, Inc.                                           62,520
                                 3,800  Lakeland Financial Corp.                                         97,014
                                 7,883  MB Financial, Inc.                                              296,480
                                 3,277  MBT Financial Corp.                                              50,204
                                 4,531  Macatawa Bank Corp.                                              96,329
                                 5,319  MainSource Financial Group, Inc.                                 90,109
                                 3,630  Mercantile Bank Corp.                                           136,851
                                     1  Mercantile Bankshares Corp.                                          47
                                   300  MetroCorp Bancshares, Inc.                                        6,312
                                 7,050  Mid-State Bancshares                                            256,550
                                 5,980  Midwest Banc Holdings, Inc.                                     142,025
                                10,213  NBT Bancorp, Inc.                                               260,534
                                 9,100  Nara Bancorp, Inc.                                              190,372
                                14,190  National Penn Bancshares, Inc.                                  287,348
                                 1,155  Northern Empire Bancshares (a)                                   34,119
                                21,295  Old National Bancorp                                            402,901
                                 5,776  Old Second Bancorp, Inc.                                        169,237
                                 2,741  Omega Financial Corp.                                            87,493
                                 6,618  Oriental Financial Group                                         85,703
                                15,662  Pacific Capital Bancorp                                         525,930
                                 3,815  Park National Corp.                                             377,685
                                 3,310  Peoples Bancorp, Inc.                                            98,307
                                 4,100  Pinnacle Financial Partners, Inc. (a)                           136,038
                                 6,600  Piper Jaffray Cos. (a)                                          429,990
                                 5,650  Placer Sierra Bancshares                                        134,301
                                 2,100  Preferred Bank                                                  126,189
                                 2,480  Premierwest Bancorp                                              39,432
                                 6,796  PrivateBancorp, Inc.                                            282,917
                                 9,700  Prosperity Bancshares, Inc.                                     334,747
                                12,024  Provident Bankshares Corp.                                      428,054
                                 8,811  R-G Financial Corp. Class B                                      67,404
                                 3,498  Renasant Corp.                                                  107,144
                                27,959  Republic Bancorp, Inc.                                          376,328
                                 2,433  Republic Bancorp, Inc. Class A                                   61,044
                                 1,333  Royal Bancshares of Pennsylvania Class A                         35,044
                                 8,263  S&T Bancorp, Inc.                                               286,478
                                 2,346  SCBT Financial Corp.                                             97,899
                                10,900  SVB Financial Group (a)                                         508,158
                                 2,730  SY Bancorp, Inc.                                                 76,440
                                 4,614  Sandy Spring Bancorp, Inc.                                      176,163
                                 1,403  Santander BanCorp                                                25,044
                                 4,258  Seacoast Banking Corp. of Florida                               105,598
                                 2,800  Security Bank Corp.                                              63,896
                                 1,300  Shore Bancshares, Inc.                                           39,143
                                   300  Sierra Bancorp                                                    8,802

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 4,100  Simmons First National Corp. Class A                      $     129,355
                                 1,000  Smithtown Bancorp, Inc.                                          27,120
                                 5,123  Southside Bancshares, Inc.                                      131,815
                                 6,200  Southwest Bancorp, Inc.                                         172,732
                                 2,400  State National Bancshares, Inc.                                  92,376
                                25,914  Sterling Bancshares, Inc.                                       337,400
                                 8,102  Sterling Financial Corp.                                        191,774
                                 3,300  Suffolk Bancorp                                                 125,829
                                 4,829  Sun Bancorp, Inc. (a)                                           101,747
                                 1,700  Superior Bancorp (a)                                             19,278
                                16,416  Susquehanna Bancshares, Inc.                                    441,262
                                   900  Taylor Capital Group, Inc.                                       32,949
                                 9,761  Texas Capital Bancshares, Inc. (a)                              194,049
                                 2,540  Tompkins Trustco, Inc.                                          115,443
                                 3,600  Trico Bancshares                                                 97,956
                                23,761  TrustCo Bank Corp. NY                                           264,222
                                15,527  Trustmark Corp.                                                 507,888
                                33,900  UCBH Holdings, Inc.                                             595,284
                                 9,652  UMB Financial Corp.                                             352,395
                                 3,496  USB Holding Co., Inc.                                            84,254
                                20,180  Umpqua Holdings Corp.                                           593,897
                                 4,200  Union Bankshares Corp.                                          128,478
                                12,900  United Bankshares, Inc.                                         498,585
                                10,200  United Community Banks, Inc.                                    329,664
                                   500  United Security Bancshares                                       12,050
                                 2,650  Univest Corp. of Pennsylvania                                    80,772
                                 4,500  Vineyard National Bancorp                                       103,590
                                 6,868  Virginia Commerce Bancorp (a)                                   136,536
                                 3,300  Virginia Financial Group, Inc.                                   92,367
                                 3,600  Washington Trust Bancorp, Inc.                                  100,404
                                 6,963  WesBanco, Inc.                                                  233,469
                                 5,554  West Bancorp., Inc.                                              98,750
                                 4,900  West Coast Bancorp                                              169,736
                                11,283  Westamerica Bancorp.                                            571,258
                                 3,200  Western Alliance Bancorp (a)                                    111,264
                                 7,300  Wilshire Bancorp, Inc.                                          138,481
                                 8,900  Wintrust Financial Corp.                                        427,378
                                 3,100  Yardville National Bancorp                                      116,932
                                                                                                  -------------
                                                                                                     31,832,623
---------------------------------------------------------------------------------------------------------------
Beverage: Brewers                4,500  Boston Beer Co., Inc. Class A (a)                               161,910
(Wineries) - 0.0%
---------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks            1,187  Coca-Cola Bottling Co. Consolidated                              81,226
- 0.1%                           1,610  Farmer Bros. Co.                                                 34,373
                                   800  Green Mountain Coffee Roasters, Inc. (a)                         39,384
                                 9,800  Jones Soda Co. (a)                                              120,540
                                 2,590  National Beverage Corp.                                          36,338
                                 5,900  Peet's Coffee & Tea, Inc. (a)                                   154,816
                                                                                                  -------------
                                                                                                        466,677
---------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
Biotechnology                   11,700  ADVENTRX Pharmaceuticals, Inc. (a)                        $      34,515
Research & Production           11,700  AVI BioPharma, Inc. (a)                                          37,206
- 2.0%                           7,700  Acadia Pharmaceuticals, Inc. (a)                                 67,683
                                 3,300  Advanced Magnetics, Inc. (a)                                    197,076
                                 8,087  Albany Molecular Research, Inc. (a)                              85,399
                                 9,680  Alexion Pharmaceuticals, Inc. (a)                               390,975
                                 9,700  Alnylam Pharmaceuticals, Inc. (a)                               207,580
                                 1,000  Altus Pharmaceuticals, Inc. (a)                                  18,850
                                11,300  American Oriental Bioengineering, Inc. (a)                      131,871
                                23,900  Applera Corp. - Celera Genomics Group (a)(h)                    334,361
                                14,200  Arena Pharmaceuticals, Inc. (a)                                 183,322
                                19,719  Ariad Pharmaceuticals, Inc. (a)                                 101,356
                                15,900  Array Biopharma, Inc. (a)                                       205,428
                                 9,620  Arthrocare Corp. (a)                                            384,030
                                16,800  Bioenvision, Inc. (a)                                            77,952
                                19,524  Cell Genesys, Inc. (a)(e)                                        66,186
                                 3,900  Coley Pharmaceutical Group, Inc. (a)                             37,791
                                 5,900  Combinatorx, Inc. (a)                                            51,094
                                 3,600  Cotherix, Inc. (a)                                               48,564
                                19,067  Cubist Pharmaceuticals, Inc. (a)                                345,303
                                11,600  Cypress Bioscience, Inc. (a)                                     89,668
                                 5,200  Cytokinetics, Inc. (a)                                           38,896
                                 6,524  Digene Corp. (a)                                                312,630
                                 7,778  Diversa Corp. (a)                                                84,625
                                18,500  deCODE genetics, Inc. (a)                                        83,805
                                16,196  Encysive Pharmaceuticals, Inc. (a)                               68,185
                                11,100  Enzon Pharmaceuticals, Inc. (a)                                  94,461
                                26,418  Exelixis, Inc. (a)                                              237,762
                                 8,300  Genitope Corp. (a)                                               29,216
                                 3,900  Genomic Health, Inc. (a)                                         72,540
                                32,400  Genta, Inc. (a)(e)                                               14,337
                                20,929  Geron Corp. (a)(e)                                              183,757
                                 7,400  Hana Biosciences, Inc. (a)                                       47,138
                                41,100  Human Genome Sciences, Inc. (a)                                 511,284
                                23,000  ICOS Corp. (a)                                                  777,170
                                 5,700  Idenix Pharmaceuticals, Inc. (a)(e)                              49,533
                                30,524  Incyte Corp. (a)                                                178,260
                                 7,000  Integra LifeSciences Holdings Corp. (a)                         298,130
                                10,414  InterMune, Inc. (a)(e)                                          320,230
                                 4,700  Kendle International, Inc. (a)                                  147,815
                                 4,900  Kensey Nash Corp. (a)                                           155,820
                                13,000  Keryx Biopharmaceuticals, Inc. (a)                              172,900
                                19,605  Lexicon Genetics, Inc. (a)                                       70,774
                                 7,050  MannKind Corp. (a)(e)                                           116,254
                                11,400  Martek Biosciences Corp. (a)                                    266,076
                                 6,301  Maxygen, Inc. (a)                                                67,862
                                 4,200  Metabasis Therapeutics, Inc. (a)                                 31,584
                                 5,500  Momenta Pharmaceuticals, Inc. (a)(e)                             86,515
                                55,400  Monogram Biosciences, Inc. (a)                                   98,612

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                12,300  Myriad Genetics, Inc. (a)                                 $     384,990
                                20,823  NPS Pharmaceuticals, Inc. (a)                                    94,328
                                19,054  Nabi Biopharmaceuticals (a)                                     129,186
                                 9,000  Nastech Pharmaceutical Co., Inc. (a)                            136,170
                                10,200  Neurocrine Biosciences, Inc. (a)                                106,284
                                10,400  Northfield Laboratories, Inc. (a)(e)                             42,328
                                16,400  Nuvelo, Inc. (a)                                                 65,600
                                18,100  OSI Pharmaceuticals, Inc. (a)                                   633,138
                                 6,000  PRA International, Inc. (a)                                     151,620
                                13,500  Panacos Pharmaceuticals, Inc. (a)                                54,135
                                74,000  Peregrine Pharmaceuticals, Inc. (a)(e)                           85,100
                                 7,550  PharmaNet Development Group, Inc. (a)                           166,629
                                 8,600  Progenics Pharmaceuticals, Inc. (a)                             221,364
                                 7,870  Rigel Pharmaceuticals, Inc. (a)                                  93,417
                                13,900  Sangamo Biosciences, Inc. (a)                                    91,740
                                17,128  Savient Pharmaceuticals, Inc. (a)                               192,005
                                 9,800  Sirna Therapeutics, Inc. (a)                                    127,498
                                 5,400  Solexa, Inc. (a)                                                 71,010
                                 7,745  Tanox, Inc. (a)                                                 154,126
                                18,732  Telik, Inc. (a)(e)                                               82,983
                                 5,638  Trimeris, Inc. (a)                                               71,659
                                21,700  Viropharma, Inc. (a)                                            317,688
                                11,900  Zymogenetics, Inc. (a)                                          185,283
                                                                                                  -------------
                                                                                                     11,370,662
---------------------------------------------------------------------------------------------------------------
Building Materials               2,700  Ameron International Corp.                                      206,199
- 0.4%                           2,900  BlueLinx Holdings, Inc.                                          30,160
                                 8,200  Building Material Holding Corp.                                 202,458
                                 6,312  LSI Industries, Inc.                                            125,293
                                 7,268  NCI Building Systems, Inc. (a)                                  376,119
                                13,532  Simpson Manufacturing Co., Inc. (e)                             428,288
                                 6,945  Texas Industries, Inc.                                          446,077
                                 3,809  Trex Co., Inc. (a)(e)                                            87,188
                                 9,565  Watsco, Inc.                                                    451,085
                                 5,600  Zoltek Cos., Inc. (a)(e)                                        110,152
                                                                                                  -------------
                                                                                                      2,463,019
---------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%         13,800  US Concrete, Inc. (a)                                            98,256
---------------------------------------------------------------------------------------------------------------
Building: Heating &              1,700  Aaon, Inc.                                                       44,676
Plumbing - 0.1%                  7,900  Interline Brands, Inc. (a)                                      177,513
                                24,650  Jacuzzi Brands, Inc. (a)                                        306,399
                                                                                                  -------------
                                                                                                        528,588
---------------------------------------------------------------------------------------------------------------
Building: Miscellaneous          4,000  Builders FirstSource, Inc. (a)                                   71,320
- 0.1%                          11,600  Comfort Systems USA, Inc.                                       146,624
                                 5,200  Drew Industries, Inc. (a)                                       135,252
                                 5,700  Goodman Global, Inc. (a)                                         98,040
                                 9,447  Griffon Corp. (a)                                               240,899
                                                                                                  -------------
                                                                                                        692,135
---------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
Building: Roofing &             16,050  Beacon Roofing Supply, Inc. (a)                           $     302,061
Wallboard - 0.1%                 8,251  ElkCorp                                                         339,034
                                                                                                  -------------
                                                                                                        641,095
---------------------------------------------------------------------------------------------------------------
Cable Television               150,200  Charter Communications, Inc. Class A (a)(e)                     459,612
Services - 0.1%                  4,898  Crown Media Holdings, Inc. Class A (a)                           17,780
                                28,794  TiVo, Inc. (a)(e)                                               147,425
                                                                                                  -------------
                                                                                                        624,817
---------------------------------------------------------------------------------------------------------------
Casinos & Gambling               8,600  Ameristar Casinos, Inc.                                         264,364
- 0.6%                          11,491  Aztar Corp. (a)                                                 625,340
                                16,500  Bally Technologies, Inc. (a)                                    308,220
                                 3,800  Century Casinos, Inc. (a)                                        42,408
                                 1,732  Churchill Downs, Inc.                                            74,026
                                 6,505  Dover Downs Gaming & Entertainment, Inc.                         86,972
                                 6,475  Isle of Capri Casinos, Inc. (a)                                 172,105
                                 5,800  Lakes Entertainment, Inc. (a)                                    62,582
                                 9,900  MTR Gaming Group, Inc. (a)                                      120,978
                                12,674  Magna Entertainment Corp. Class A (a)                            57,160
                                 2,700  Monarch Casino & Resort, Inc. (a)                                64,476
                                11,100  Multimedia Games, Inc. (a)                                      106,560
                                15,164  Pinnacle Entertainment, Inc. (a)                                502,535
                                14,100  Progressive Gaming International Corp. (a)                      127,887
                                 2,100  Riviera Holdings Corp. (a)                                       50,736
                                10,600  Shuffle Master, Inc. (a)(e)                                     277,720
                                10,800  Trump Entertainment Resorts, Inc. (a)                           196,992
                                 8,212  WMS Industries, Inc. (a)                                        286,270
                                                                                                  -------------
                                                                                                      3,427,331
---------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                 4,233  American Vanguard Corp. (e)                                      67,305
                                 7,656  Arch Chemicals, Inc.                                            255,021
                                 2,200  Balchem Corp.                                                    56,496
                                16,500  CF Industries Holdings, Inc.                                    423,060
                                 9,300  Cabot Microelectronics Corp. (a)                                315,642
                                12,601  Calgon Carbon Corp. (a)(e)                                       78,126
                                 8,485  Cambrex Corp.                                                   192,779
                                 6,600  China BAK Battery, Inc. (a)                                      43,032
                                14,100  EnerSys (a)                                                     225,600
                                12,164  Energy Conversion Devices, Inc. (a)                             413,333
                                10,337  Georgia Gulf Corp.                                              199,607
                                36,000  Hercules, Inc. (a)                                              695,160
                                 3,800  Innospec, Inc.                                                  176,890
                                 8,367  MacDermid, Inc.                                                 285,315
                                 5,941  Medis Technologies Ltd. (a)(e)                                  103,552
                                 2,434  NL Industries, Inc.                                              25,168
                                 5,700  NewMarket Corp.                                                 336,585
                                 6,365  Nuco2, Inc. (a)                                                 156,515
                                 9,000  OM Group, Inc. (a)                                              407,520
                                 9,400  Omnova Solutions, Inc. (a)                                       43,052
                                 3,700  Pioneer Cos., Inc. (a)                                          106,042

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                29,367  PolyOne Corp. (a)                                         $     220,253
                                10,400  Rockwood Holdings, Inc. (a)                                     262,704
                                11,006  Schulman A, Inc.                                                244,884
                                 9,500  Senomyx, Inc. (a)                                               123,405
                                 3,355  Stepan Co.                                                      106,253
                                 9,400  Tronox, Inc. Class A                                            150,306
                                 6,300  Tronox, Inc. Class B                                             99,477
                                15,900  UAP Holding Corp.                                               400,362
                                21,500  WR Grace & Co. (a)                                              425,700
                                                                                                  -------------
                                                                                                      6,639,144
---------------------------------------------------------------------------------------------------------------
Coal - 0.1%                     16,400  Alpha Natural Resources, Inc. (a)                               233,372
                                36,000  International Coal Group, Inc. (a)                              196,200
                                 6,600  James River Coal Co. (a)                                         61,248
                                 1,100  Westmoreland Coal Co. (a)                                        21,637
                                                                                                  -------------
                                                                                                        512,457
---------------------------------------------------------------------------------------------------------------
Commercial Information          11,058  Arbitron, Inc.                                                  480,360
Services - 0.2%                143,100  CMGI, Inc. (a)                                                  191,754
                                10,661  infoUSA, Inc.                                                   126,973
                                 6,200  LECG Corp. (a)                                                  114,576
                                 8,574  ProQuest Co. (a)                                                 89,598
                                                                                                  -------------
                                                                                                      1,003,261
---------------------------------------------------------------------------------------------------------------
Communications & Media          20,200  Entravision Communications Corp. Class A (a)                    166,044
- 0.1%                          78,600  Gemstar-TV Guide International, Inc. (a)                        315,186
                                                                                                  -------------
                                                                                                        481,230
---------------------------------------------------------------------------------------------------------------
Communications                 135,800  3Com Corp. (a)                                                  558,138
Technology - 2.4%               21,300  Adtran, Inc.                                                    483,510
                                 7,722  Anaren, Inc. (a)                                                137,143
                                10,972  Anixter International, Inc. (a)                                 595,780
                                17,000  Atheros Communications, Inc. (a)                                362,440
                                43,900  Avanex Corp. (a)(e)                                              82,971
                                18,050  Avocent Corp. (a)                                               610,992
                                 3,059  Bel Fuse, Inc.                                                  106,423
                                 6,488  Black Box Corp.                                                 272,431
                                24,150  Broadwing Corp. (a)                                             377,223
                                87,000  Brocade Communications Systems, Inc. (a)                        714,270
                                   300  CPI International, Inc. (a)                                       4,500
                                15,200  CSG Systems International, Inc. (a)                             406,296
                                 4,300  Carrier Access Corp. (a)                                         28,208
                                 7,000  Cbeyond Communications, Inc. (a)                                214,130
                                 4,500  Cogent Communications Group, Inc. (a)                            72,990
                                18,388  CommScope, Inc. (a)(h)                                          560,466
                                 6,900  Comtech Group, Inc. (a)(e)                                      125,511
                                 8,525  Comtech Telecommunications Corp. (a)                            324,547
                                     8  CycleLogic, Inc. (a)                                                  0
                                 7,700  Digi International, Inc. (a)                                    106,183
                                13,900  Ditech Networks, Inc. (a)                                        96,188
                                 3,400  EMS Technologies, Inc. (a)                                       68,102
                                 9,813  Echelon Corp. (a)                                                78,504

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                46,100  Extreme Networks, Inc. (a)                                $     193,159
                                72,300  Finisar Corp. (a)(e)                                            233,529
                                48,400  Foundry Networks, Inc. (a)                                      725,032
                                23,496  Harmonic, Inc. (a)                                              170,816
                                 5,100  ID Systems, Inc. (a)                                             95,982
                                11,100  InPhonic, Inc. (a)(e)                                           123,099
                                 7,177  Inter-Tel, Inc.                                                 159,042
                                16,400  InterVoice, Inc. (a)                                            125,624
                                12,129  Ixia (a)                                                        116,438
                                15,700  j2 Global Communications, Inc. (a)(e)                           427,825
                                 2,700  Loral Space & Communications Ltd. (a)                           109,944
                                 9,700  Netgear, Inc. (a)                                               254,625
                                 7,900  Novatel Wireless, Inc. (a)                                       76,393
                                 7,002  Oplink Communications, Inc. (a)                                 143,961
                                 4,183  Optical Communication Products, Inc. (a)                          6,860
                                18,300  Redback Networks, Inc. (a)                                      456,402
                                14,838  Secure Computing Corp. (a)                                       97,337
                                 7,900  Sirenza Microdevices, Inc. (a)                                   62,094
                                80,000  Sonus Networks, Inc. (a)                                        527,200
                                 7,410  Standard Microsystems Corp. (a)                                 207,332
                                28,200  Stratex Networks, Inc. (a)                                      136,206
                                58,400  Sycamore Networks, Inc. (a)                                     219,584
                                 6,300  Syniverse Holdings, Inc. (a)                                     94,437
                                66,000  TIBCO Software, Inc. (a)                                        623,040
                                12,020  Talx Corp.                                                      329,949
                                16,800  Tekelec (a)                                                     249,144
                                 8,930  Terremark Worldwide, Inc. (a)                                    60,010
                                 2,540  Ulticom, Inc. (a)                                                24,359
                                37,300  UTstarcom, Inc. (a)(e)                                          326,375
                                 7,001  Viasat, Inc. (a)                                                208,700
                                13,500  Vonage Holdings Corp. (a)                                        93,690
                                13,231  WebEx Communications, Inc. (a)                                  461,630
                                25,275  Zhone Technologies, Inc. (a)(e)                                  32,858
                                                                                                  -------------
                                                                                                     13,559,622
---------------------------------------------------------------------------------------------------------------
Computer Services               17,400  @Road, Inc. (a)                                                 127,020
Software & Systems               2,300  Access Integrated Technologies, Inc. (a)                         20,056
- 4.0%                          14,400  Actuate Corp. (a)                                                85,536
                                18,002  Agile Software Corp. (a)                                        110,712
                                 9,400  Altiris, Inc. (a)                                               238,572
                                 8,100  American Reprographics Co. (a)                                  269,811
                                 5,900  Ansoft Corp. (a)                                                164,020
                                11,832  Ansys, Inc. (a)                                                 514,574
                                23,680  Ariba, Inc. (a)                                                 183,283
                                31,400  Art Technology Group, Inc. (a)                                   73,162
                                16,908  Aspen Technology, Inc. (a)                                      186,326
                                 7,800  Audible, Inc. (a)(e)                                             61,854
                                59,000  BearingPoint, Inc. (a)                                          464,330
                                13,626  Blackbaud, Inc.                                                 354,276
                                10,300  Blackboard, Inc. (a)                                            309,412

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 6,300  Blue Coat Systems, Inc. (a)                               $     150,885
                                24,667  Borland Software Corp. (a)                                      134,188
                                 9,900  Bottomline Technologies, Inc. (a)                               113,355
                                 9,400  CACI International, Inc. Class A (a)                            531,100
                                 6,900  COMSYS IT Partners, Inc. (a)                                    139,449
                                20,600  Chordiant Software, Inc. (a)                                     68,186
                                17,302  Ciber, Inc. (a)                                                 117,308
                                10,200  Concur Technologies, Inc. (a)                                   163,608
                                 6,500  Convera Corp. (a)(e)                                             29,835
                                 9,300  Covansys Corp. (a)                                              213,435
                                 2,100  DealerTrack Holdings, Inc. (a)                                   61,782
                                11,864  Dendrite International, Inc. (a)                                127,063
                                12,500  Digital River, Inc. (a)                                         697,375
                                26,607  Digitas, Inc. (a)                                               356,800
                                 7,045  EPIQ Systems, Inc. (a)                                          119,554
                                17,439  Electronics for Imaging, Inc. (a)                               463,529
                                 8,600  Emageon, Inc. (a)                                               132,096
                                17,400  Epicor Software Corp. (a)                                       235,074
                                10,000  Equinix, Inc. (a)(e)                                            756,200
                                 5,900  eCollege.com, Inc. (a)                                           92,335
                                17,979  Gartner, Inc. Class A (a)                                       355,804
                                18,500  Hyperion Solutions Corp. (a)                                    664,890
                                 8,200  Infocrossing, Inc. (a)(e)                                       133,660
                                26,700  Informatica Corp. (a)                                           326,007
                                 2,400  Integral Systems, Inc.                                           55,608
                                12,400  Internet Capital Group, Inc. (a)                                127,224
                                16,825  Interwoven, Inc. (a)                                            246,823
                                 3,100  i2 Technologies, Inc. (a)(e)                                     70,742
                                 4,100  iGate Corp. (a)                                                  28,208
                                 9,208  JDA Software Group, Inc. (a)                                    126,794
                                 6,600  Jupitermedia Corp. (a)                                           52,272
                                 9,300  Kanbay International, Inc. (a)                                  267,561
                                13,658  Keane, Inc. (a)                                                 162,667
                                39,000  Lawson Software, Inc. (a)                                       288,210
                                16,500  Lionbridge Technologies, Inc. (a)                               106,260
                                16,300  Macrovision Corp. (a)                                           460,638
                                 9,100  Magma Design Automation, Inc. (a)                                81,263
                                 8,739  Manhattan Associates, Inc. (a)                                  262,869
                                 4,800  Mantech International Corp. Class A (a)                         176,784
                                 6,700  Mapinfo Corp. (a)                                                87,435
                                25,700  Mentor Graphics Corp. (a)                                       463,371
                                 7,856  Mercury Computer Systems, Inc. (a)                              104,956
                                 9,400  Merge Technologies, Inc. (a)                                     61,476
                                 3,000  MicroStrategy, Inc. Class A (a)                                 342,030
                                13,798  Micros Systems, Inc. (a)                                        727,155
                                 6,100  Ness Technologies, Inc. (a)                                      86,986
                                 5,685  Netscout Systems, Inc. (a)                                       47,186
                                39,795  Nuance Communications, Inc. (a)                                 456,051
                                27,933  Openwave Systems, Inc. (a)                                      257,822

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 2,600  Opnet Technologies, Inc. (a)                              $      37,570
                                25,300  Opsware, Inc. (a)                                               223,146
                                 4,800  PDF Solutions, Inc. (a)                                          69,360
                                11,207  Packeteer, Inc. (a)                                             152,415
                                39,160  Parametric Technology Corp. (a)                                 705,663
                                 1,300  Pegasystems, Inc.                                                12,831
                                15,508  Progress Software Corp. (a)                                     433,138
                                 3,300  QAD, Inc.                                                        27,687
                                24,600  Quest Software, Inc. (a)                                        360,390
                                37,900  RealNetworks, Inc. (a)                                          414,626
                                 4,600  RightNow Technologies, Inc. (a)                                  79,212
                                12,080  SAVVIS, Inc. (a)                                                431,256
                                 4,300  SI International, Inc. (a)                                      139,406
                                 7,389  SPSS, Inc. (a)                                                  222,187
                                12,100  SRA International, Inc. Class A (a)                             323,554
                                 9,961  SYKES Enterprises, Inc. (a)                                     175,712
                                 2,200  SYNNEX Corp. (a)                                                 48,268
                                 8,299  SafeNet, Inc. (a)                                               198,678
                                25,792  Sapient Corp. (a)                                               141,598
                                10,000  Sigma Designs, Inc. (a)                                         254,500
                                 8,200  Smith Micro Software, Inc. (a)                                  116,358
                                24,341  SonicWALL, Inc. (a)                                             204,951
                                28,000  Sybase, Inc. (a)                                                691,600
                                 1,483  Syntel, Inc.                                                     39,744
                                 2,000  Taleo Corp. Class A (a)                                          27,340
                                11,885  Transaction Systems Architects, Inc. Class A (a)                387,094
                                16,608  Trizetto Group (a)                                              305,089
                                10,900  Tyler Technologies, Inc. (a)                                    153,254
                                 8,000  Ultimate Software Group, Inc. (a)                               186,080
                                15,900  VA Software Corp. (a)                                            79,977
                                 7,900  VASCO Data Security International, Inc. (a)                      93,299
                                 4,200  Verint Systems, Inc. (a)                                        143,976
                                10,380  Vignette Corp. (a)                                              177,187
                                15,202  Websense, Inc. (a)                                              347,062
                                27,700  Wind River Systems, Inc. (a)                                    283,925
                                11,200  Witness Systems, Inc. (a)                                       196,336
                                22,320  webMethods, Inc. (a)                                            164,275
                                15,508  Zoran Corp. (a)                                                 226,107
                                                                                                  -------------
                                                                                                     22,769,704
---------------------------------------------------------------------------------------------------------------
Computer Technology             36,100  Adaptec, Inc. (a)                                               168,226
- 0.9%                           9,700  Advanced Analogic Technologies, Inc. (a)                         52,283
                                26,700  Emulex Corp. (a)                                                520,917
                                 9,109  FalconStor Software, Inc. (a)                                    78,793
                                83,600  Gateway, Inc. (a)                                               168,036
                                10,017  Hutchinson Technology, Inc. (a)                                 236,101
                                11,100  Imation Corp.                                                   515,373
                                16,009  Intermec, Inc. (a)                                              388,538
                                 9,500  Komag, Inc. (a)                                                 359,860
                                57,000  McData Corp. (a)                                                316,350
                                12,300  Mobility Electronics, Inc. (a)                                   41,205
                                 5,900  Neoware Systems, Inc. (a)                                        77,939

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                28,888  Palm, Inc. (a)                                            $     407,032
                                27,000  Perot Systems Corp. Class A (a)                                 442,530
                                58,400  Quantum Corp (a)                                                135,488
                                 9,800  Rackable Systems, Inc. (a)                                      303,506
                                11,400  Radiant Systems, Inc. (a)                                       119,016
                                 5,742  Radisys Corp. (a)                                                95,719
                                31,800  Safeguard Scientifics, Inc. (a)                                  76,956
                                 3,700  Stratasys, Inc. (a)                                             116,217
                                 7,900  Synaptics, Inc. (a)                                             234,551
                                19,600  Trident Microsystems, Inc. (a)                                  356,328
                                                                                                  -------------
                                                                                                      5,210,964
---------------------------------------------------------------------------------------------------------------
Construction - 0.4%              5,251  Brookfield Homes Corp. (e)                                      197,175
                                 9,936  EMCOR Group, Inc. (a)                                           564,862
                                11,871  Granite Construction, Inc.                                      597,349
                                 6,000  Perini Corp. (a)                                                184,680
                                 2,100  Sterling Construction Co., Inc. (a)                              45,696
                                 9,700  Washington Group International, Inc. (a)                        579,963
                                                                                                  -------------
                                                                                                      2,169,725
---------------------------------------------------------------------------------------------------------------
Consumer Electronics            52,600  CNET Networks, Inc. (a)                                         478,134
- 0.7%                          92,800  Covad Communications Group, Inc. (a)                            128,064
                                 5,400  DTS, Inc. (a)                                                   130,626
                                 5,400  Directed Electronics, Inc. (a)                                   61,830
                                41,700  Earthlink, Inc. (a)                                             296,070
                                 9,900  Infospace, Inc. (a)                                             203,049
                                 8,790  Internap Network Services Corp. (a)                             174,657
                                17,500  Ipass, Inc. (a)                                                 102,900
                                 8,000  LoJack Corp. (a)                                                136,640
                                11,274  Midway Games, Inc. (a)(e)                                        78,693
                                10,300  NIC, Inc. (a)                                                    51,191
                                13,100  Netflix, Inc. (a)(e)                                            338,766
                                 4,100  Parkervision, Inc. (a)(e)                                        45,715
                                 8,200  Sohu.com, Inc. (a)                                              196,800
                                19,637  THQ, Inc. (a)                                                   638,595
                                21,700  Take-Two Interactive Software, Inc. (a)(e)                      385,392
                                20,350  United Online, Inc.                                             270,248
                                 4,186  Universal Electronics, Inc. (a)                                  87,990
                                 7,700  WebSideStory, Inc. (a)                                           97,482
                                                                                                  -------------
                                                                                                      3,902,842
---------------------------------------------------------------------------------------------------------------
Consumer Products - 0.6%        16,100  American Greetings Class A                                      384,307
                                 8,200  Blyth, Inc.                                                     170,150
                                 2,091  CSS Industries, Inc.                                             73,959
                                 2,000  Citi Trends, Inc. (a)                                            79,280
                                 5,200  Mannatech, Inc. (e)                                              76,596
                                 9,873  Matthews International Corp. Class A                            388,503
                                12,263  Nautilus, Inc. (e)                                              171,682
                                 7,900  Oakley, Inc.                                                    158,474
                                16,876  Playtex Products, Inc. (a)                                      242,846
                                 6,200  RC2 Corp. (a)                                                   272,800

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                11,200  Spectrum Brands, Inc. (a)(e)                              $     122,080
                                15,991  The Topps Co., Inc.                                             142,320
                                22,174  Tupperware Corp.                                                501,354
                                 2,400  USANA Health Sciences, Inc. (a)                                 123,984
                                13,683  Yankee Candle Co., Inc.                                         469,053
                                                                                                  -------------
                                                                                                      3,377,388
---------------------------------------------------------------------------------------------------------------
Containers & Packaging:         11,700  AptarGroup, Inc.                                                690,768
Metals & Glass - 0.4%            6,075  Greif, Inc.                                                     719,280
                                12,842  Mobile Mini, Inc. (a)                                           345,963
                                 7,000  Silgan Holdings, Inc.                                           307,440
                                                                                                  -------------
                                                                                                      2,063,451
---------------------------------------------------------------------------------------------------------------
Containers & Packaging:          1,400  AEP Industries, Inc. (a)                                         74,634
Paper & Plastic - 0.1%           19,100  Graphic Packaging Corp. (a)                                      82,703
                                 8,452  Myers Industries, Inc.                                          132,358
                                                                                                  -------------
                                                                                                        289,695
---------------------------------------------------------------------------------------------------------------
Copper - 0.1%                   11,982  Mueller Industries, Inc.                                        379,829
---------------------------------------------------------------------------------------------------------------
Cosmetics - 0.1%                 8,193  Elizabeth Arden, Inc. (a)                                       156,077
                                 1,500  Inter Parfums, Inc.                                              28,785
                                18,226  Nu Skin Enterprises, Inc. Class A                               332,260
                                 1,500  Parlux Fragrances, Inc. (a)(e)                                    8,355
                                47,510  Revlon, Inc. Class A (a)                                         60,813
                                                                                                  -------------
                                                                                                        586,290
---------------------------------------------------------------------------------------------------------------
Diversified Financial           40,400  The BISYS Group, Inc. (a)                                       521,564
Services - 0.4%                    900  Clayton Holdings, Inc. (a)                                       16,839
                                12,600  Euronet Worldwide, Inc. (a)                                     374,094
                                18,200  F.N.B. Corp.                                                    332,514
                                 6,300  Greenhill & Co., Inc. (e)                                       464,940
                                 6,600  Huron Consulting Group, Inc. (a)                                299,244
                                 5,600  Rewards Network, Inc. (a)                                        38,920
                                12,900  USI Holdings Corp. (a)                                          198,144
                                                                                                  -------------
                                                                                                      2,246,259
---------------------------------------------------------------------------------------------------------------
Diversified Materials &         14,960  Acuity Brands, Inc. (h)                                         778,518
Processing - 0.6%               12,514  Barnes Group, Inc.                                              272,179
                                14,294  Brady Corp.                                                     532,880
                                16,410  Clarcor, Inc.                                                   554,822
                                29,562  Hexcel Corp. (a)                                                514,674
                                 3,200  Koppers Holdings, Inc.                                           83,424
                                22,814  Olin Corp.                                                      376,887
                                 9,245  Tredegar Corp.                                                  209,029
                                                                                                  -------------
                                                                                                      3,322,413
---------------------------------------------------------------------------------------------------------------
Drug & Grocery Store               432  Arden Group, Inc. Class A                                        53,486
Chains - 0.4%                   18,307  Casey's General Stores, Inc.                                    431,130
                                 5,831  Great Atlantic & Pacific Tea Co.                                150,090
                                 5,164  Ingles Markets, Inc. Class A                                    153,836
                                10,083  Longs Drug Stores Corp.                                         427,318
                                 5,477  Nash Finch Co.                                                  149,522
                                20,842  Pathmark Stores, Inc. (a)                                       232,388

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                11,969  Ruddick Corp.                                             $     332,140
                                 4,329  Smart & Final, Inc. (a)                                          81,818
                                 7,000  Spartan Stores, Inc.                                            146,510
                                 4,100  Weis Markets, Inc.                                              164,451
                                10,929  Wild Oats Markets, Inc. (a)                                     157,159
                                                                                                  -------------
                                                                                                      2,479,848
---------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals         13,650  AVANIR Pharmaceuticals Class A (a)(e)                            31,531
- 1.9%                          10,500  Adams Respiratory Therapeutics, Inc. (a)                        428,505
                                15,100  Adolor Corp. (a)                                                113,552
                                 9,900  Akorn, Inc. (a)                                                  61,875
                                30,600  Alkermes, Inc. (a)                                              409,122
                                13,425  Alpharma, Inc. Class A                                          323,542
                                 6,300  Anadys Pharmaceuticals, Inc. (a)                                 30,996
                                14,800  Atherogenics, Inc. (a)(e)                                       146,668
                                 4,700  Auxilium Pharmaceuticals, Inc. (a)                               69,043
                                 6,100  Bentley Pharmaceuticals, Inc. (a)                                62,037
                                 9,500  BioCryst Pharmaceuticals, Inc. (a)                              109,820
                                30,348  BioMarin Pharmaceuticals, Inc. (a)                              497,404
                                 5,000  Bradley Pharmaceuticals, Inc. (a)                               102,900
                                16,800  CV Therapeutics, Inc. (a)                                       234,528
                                 1,200  Caraco Pharmaceutical Laboratories Ltd. (a)                      16,800
                                 4,900  Chattem, Inc. (a)                                               245,392
                                28,500  Dendreon Corp. (a)(e)                                           118,845
                                18,300  Depomed, Inc. (a)                                                63,135
                                17,800  Durect Corp. (a)(e)                                              79,032
                                11,000  Emisphere Technologies, Inc. (a)                                 58,190
                                10,795  Enzo Biochem, Inc. (a)(e)                                       154,045
                                 1,000  GTx, Inc. (a)                                                    17,840
                                 3,100  Hi-Tech Pharmacal Co., Inc. (a)                                  37,727
                                19,900  Indevus Pharmaceuticals, Inc. (a)                               141,290
                                23,089  Isis Pharmaceuticals, Inc. (a)                                  256,750
                                12,900  KV Pharmaceutical Co. Class A (a)                               306,762
                                27,800  MGI Pharma, Inc. (a)                                            511,798
                                38,700  Medarex, Inc. (a)                                               572,373
                                15,927  Medicines Co. (a)                                               505,204
                                17,000  Medicis Pharmaceutical Corp. Class A                            597,210
                                28,200  Nektar Therapeutics (a)(e)                                      428,922
                                 4,500  New River Pharmaceuticals, Inc. (a)(e)                          246,195
                                26,200  Novavax, Inc. (a)                                               107,420
                                 9,331  Noven Pharmaceuticals, Inc. (a)                                 237,474
                                15,100  Onyx Pharmaceuticals, Inc. (a)                                  159,758
                                14,500  Pain Therapeutics, Inc. (a)                                     129,050
                                10,100  Par Pharmaceutical Cos., Inc. (a)                               225,937
                                 6,500  Penwest Pharmaceuticals Co. (a)                                 108,030
                                28,315  Perrigo Co.                                                     489,850
                                 9,300  Pharmion Corp. (a)                                              239,382
                                 4,900  Pozen, Inc. (a)                                                  83,251

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 8,100  Quidel Corp. (a)                                          $     110,322
                                14,019  Regeneron Pharmaceuticals, Inc. (a)                             281,361
                                 6,600  Renovis, Inc. (a)                                                20,856
                                17,700  Salix Pharmaceuticals Ltd. (a)                                  215,409
                                12,600  Santarus, Inc. (a)                                               98,658
                                10,700  Sciele Pharma, Inc. (a)                                         256,800
                                 3,500  Somaxon Pharmaceuticals, Inc. (a)                                49,665
                                17,082  SuperGen, Inc. (a)                                               86,777
                                 7,346  United Therapeutics Corp. (a)(e)                                399,402
                                29,400  Valeant Pharmaceuticals International                           506,856
                                 4,300  Xenoport, Inc. (a)                                              105,565
                                                                                                  -------------
                                                                                                     10,890,856
---------------------------------------------------------------------------------------------------------------
Education Services -             9,404  Bright Horizons Family Solutions, Inc. (a)                      363,559
0.4%                            30,000  Corinthian Colleges, Inc. (a)                                   408,900
                                19,300  DeVry, Inc.                                                     540,400
                                 3,200  Educate, Inc. (a)                                                22,784
                                 2,149  Renaissance Learning, Inc.                                       38,102
                                 5,220  Strayer Education, Inc.                                         553,581
                                 7,300  Universal Technical Institute, Inc. (a)                         162,133
                                                                                                  -------------
                                                                                                      2,089,459
---------------------------------------------------------------------------------------------------------------
Electrical & Electronics        20,329  Benchmark Electronics, Inc. (a)                                 495,214
- 0.2%                           4,700  OSI Systems, Inc. (a)                                            98,371
                                15,398  Plexus Corp. (a)                                                367,704
                                13,700  TTM Technologies, Inc. (a)                                      155,221
                                 7,507  Universal Display Corp. (a)(e)                                  112,680
                                                                                                  -------------
                                                                                                      1,229,190
---------------------------------------------------------------------------------------------------------------
Electrical Equipment &           6,881  AO Smith Corp.                                                  258,450
Components - 0.8%               14,400  American Superconductor Corp. (a)(e)                            141,264
                                10,171  Baldor Electric Co.                                             339,915
                                11,408  CTS Corp.                                                       179,106
                                 9,518  Cohu, Inc.                                                      191,883
                                 3,400  Color Kinetics, Inc. (a)                                         72,590
                                 6,960  Franklin Electric Co., Inc.                                     357,674
                                15,990  General Cable Corp. (a)                                         698,923
                                 7,816  Genlyte Group, Inc. (a)                                         610,508
                                 8,460  Littelfuse, Inc. (a)                                            269,705
                                10,800  MKS Instruments, Inc. (a)                                       243,864
                                 2,431  Powell Industries, Inc. (a)                                      76,747
                                22,200  Power-One, Inc. (a)                                             161,616
                                 8,100  Sonic Solutions, Inc. (a)                                       132,030
                                19,700  Taser International, Inc. (a)(e)                                149,720
                                12,561  Technitrol, Inc.                                                300,082
                                 6,179  Triumph Group, Inc.                                             323,965
                                                                                                  -------------
                                                                                                      4,508,042
---------------------------------------------------------------------------------------------------------------
Electrical: Household            1,550  National Presto Industries, Inc.                                 92,799
Appliance - 0.0%
---------------------------------------------------------------------------------------------------------------
Electronics - 0.6%              23,812  Aeroflex, Inc. (a)                                              279,077
                                11,863  Agilysys, Inc.                                                  198,587

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                13,300  Avid Technology, Inc. (a)                                 $     495,558
                                11,998  Daktronics, Inc. (h)                                            442,126
                                21,800  Flir Systems, Inc. (a)                                          693,894
                                 7,472  II-VI, Inc. (a)                                                 208,768
                                21,700  Kopin Corp. (a)                                                  77,469
                                49,366  MRV Communications, Inc. (a)(e)                                 174,756
                                11,780  Methode Electronics, Inc.                                       127,577
                                 2,100  Multi-Fineline Electronix, Inc. (a)                              42,609
                                 6,749  Park Electrochemical Corp.                                      173,112
                                26,900  Semtech Corp. (a)                                               351,583
                                 3,067  Supertex, Inc. (a)                                              120,380
                                                                                                  -------------
                                                                                                      3,385,496
---------------------------------------------------------------------------------------------------------------
Electronics: Instruments,        8,982  Itron, Inc. (a)                                                 465,627
Gauges & Meters - 0.1%           3,200  Measurement Specialties, Inc. (a)                                69,248
                                 1,800  OYO Geospace Corp. (a)                                          104,562
                                 5,300  Zygo Corp. (a)                                                   87,185
                                                                                                  -------------
                                                                                                        726,622
---------------------------------------------------------------------------------------------------------------
Electronics: Medical            23,200  Affymetrix, Inc. (a)                                            534,992
Systems - 0.8%                   3,972  Analogic Corp.                                                  222,988
                                 5,200  Aspect Medical Systems, Inc. (a)                                 97,812
                                 6,587  Bruker BioSciences Corp. (a)                                     49,468
                                 7,500  Candela Corp. (a)                                                92,775
                                 5,370  Datascope Corp.                                                 195,683
                                15,850  eResearch Technology, Inc. (a)                                  106,670
                                 6,200  Greatbatch, Inc. (a)                                            166,904
                                 8,272  Haemonetics Corp. (a)                                           372,405
                                11,100  HealthTronics, Inc. (a)                                          73,926
                                18,080  Hologic, Inc. (a)                                               854,822
                                13,300  Illumina, Inc. (a)                                              522,823
                                 7,200  IntraLase Corp. (a)                                             161,136
                                 9,351  Luminex Corp. (a)                                               118,758
                                 8,000  Natus Medical, Inc. (a)                                         132,880
                                 5,000  Neurometrix, Inc. (a)(e)                                         74,550
                                 6,800  NxStage Medical, Inc. (a)                                        56,984
                                 6,300  Quality Systems, Inc.                                           234,801
                                 5,400  Sirona Dental Systems, Inc.                                     207,954
                                 1,100  Visicu, Inc. (a)                                                 12,320
                                 2,161  Zoll Medical Corp. (a)                                          125,857
                                                                                                  -------------
                                                                                                      4,416,508
---------------------------------------------------------------------------------------------------------------
Electronics:                    13,100  AMIS Holdings, Inc. (a)                                         138,467
Semi-Conductors/                11,516  Actel Corp. (a)(h)                                              209,131
Components - 1.6%               32,400  Amkor Technology, Inc. (a)(h)                                   302,616
                                13,300  Anadigics, Inc. (a)                                             117,838
                                87,700  Applied Micro Circuits Corp. (a)                                312,212
                                26,800  Bookham, Inc. (a)(e)                                            109,076
                                27,700  Cirrus Logic, Inc. (a)(h)                                       190,576
                               152,300  Conexant Systems, Inc. (a)                                      310,692
                                 9,783  DSP Group, Inc. (a)                                             212,291
                                 7,575  Diodes, Inc. (a)                                                268,761
                                10,327  Exar Corp. (a)                                                  134,251

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 3,673  Excel Technology, Inc. (a)                                $      93,992
                                 7,920  First Solar, Inc. (a)                                           236,016
                                15,700  Formfactor, Inc. (a)                                            584,825
                                13,700  Genesis Microchip, Inc. (a)                                     138,918
                                 3,600  Hittite Microwave Corp. (a)                                     116,352
                                 5,993  IXYS Corp. (a)                                                   53,338
                                 5,200  Ikanos Communications, Inc. (a)                                  45,188
                                38,000  Lattice Semiconductor Corp. (a)                                 246,240
                                18,200  MIPS Technologies, Inc. (a)                                     151,060
                                22,000  Micrel, Inc. (a)                                                237,160
                                22,390  Microsemi Corp. (a)                                             439,964
                                16,800  Microtune, Inc. (a)                                              78,960
                                29,000  Mindspeed Technologies, Inc. (a)(e)                              55,390
                                 4,600  MoSys, Inc. (a)                                                  42,550
                                 4,800  Monolithic Power Systems, Inc. (a)                               53,328
                                 4,700  Netlogic Microsystems, Inc. (a)                                 101,943
                                   600  Nextest Systems Corp. (a)                                         6,762
                                48,200  ON Semiconductor Corp. (a)                                      364,874
                                17,300  Omnivision Technologies, Inc. (a)(e)                            236,145
                                 7,400  PLX Technology, Inc. (a)                                         96,496
                                 9,493  Pericom Semiconductor Corp. (a)                                 108,885
                                10,600  Portalplayer, Inc. (a)                                          142,570
                                59,600  RF Micro Devices, Inc. (a)                                      404,684
                                25,876  Silicon Image, Inc. (a)                                         329,143
                                28,658  Silicon Storage Technology, Inc. (a)                            129,248
                                15,800  Sirf Technology Holdings, Inc. (a)                              403,216
                                59,433  Skyworks Solutions, Inc. (a)                                    420,786
                                 2,600  Sunpower Corp. Class A (a)(e)                                    96,642
                                14,600  Tessera Technologies, Inc. (a)                                  588,964
                                54,800  Transmeta Corp. (a)                                              60,828
                                38,300  Transwitch Corp. (a)(e)                                          53,620
                                52,636  TriQuint Semiconductor, Inc. (a)                                236,862
                                 2,100  Virage Logic Corp. (a)                                           19,509
                                 4,500  Volterra Semiconductor Corp. (a)                                 67,500
                                                                                                  -------------
                                                                                                      8,747,869
---------------------------------------------------------------------------------------------------------------
Electronics: Technology          2,700  3D Systems Corp. (a)(e)                                          43,092
- 0.4%                          11,000  Acacia Research - Acacia Technologies (a)                       147,180
                                 3,400  American Science & Engineering, Inc. (a)                        202,334
                                12,423  Checkpoint Systems, Inc. (a)                                    250,945
                                13,400  Cogent, Inc. (a)                                                147,534
                                11,580  Coherent, Inc. (a)(h)                                           365,581
                                 4,952  Cubic Corp.                                                     107,458
                                 5,226  EDO Corp.                                                       124,065
                                 4,500  Eagle Test Systems, Inc. (a)                                     65,610
                                 8,000  Essex Corp. (a)                                                 191,280
                                 4,600  Gerber Scientific, Inc. (a)                                      57,776
                                 6,750  Herley Industries, Inc. (a)                                     109,283
                                 5,650  Innovative Solutions & Support, Inc. (a)                         96,219

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 6,000  Ionatron, Inc. (a)(e)                                     $      24,600
                                26,600  Kemet Corp. (a)                                                 194,180
                                 6,200  Maxwell Technologies, Inc. (a)(e)                                86,490
                                 7,900  Scansource, Inc. (a)                                            240,160
                                                                                                  -------------
                                                                                                      2,453,787
---------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%         27,000  Capstone Turbine Corp. (a)(e)                                    33,210
                                 4,100  Metretek Technologies, Inc. (a)                                  50,512
                                24,326  Plug Power, Inc. (a)(e)                                          94,628
                                                                                                  -------------
                                                                                                        178,350
---------------------------------------------------------------------------------------------------------------
Energy Miscellaneous -           3,300  Alon USA Energy, Inc.                                            86,823
0.6%                            10,240  Aventine Renewable Energy Holdings, Inc. (a)                    241,254
                                 9,900  Crosstex Energy, Inc.                                           313,731
                                 3,500  Dawson Geophysical Co. (a)                                      127,505
                                22,500  Evergreen Energy, Inc. (a)(e)                                   222,525
                                22,900  Evergreen Solar, Inc. (a)(e)                                    173,353
                                16,926  FuelCell Energy, Inc. (a)(e)                                    109,342
                                   220  Markwest Hydrocarbon, Inc.                                       10,681
                                 4,900  Matrix Service Co. (a)                                           78,890
                                 1,700  Ormat Technologies, Inc.                                         62,594
                                 6,000  Pacific Ethanol, Inc. (a)(e)                                     92,280
                                 5,858  Penn Virginia Corp.                                             410,294
                                43,800  Rentech, Inc. (a)(e)                                            165,126
                                12,500  Syntroleum Corp. (a)                                             43,250
                                11,097  Veritas DGC, Inc. (a)                                           950,236
                                                                                                  -------------
                                                                                                      3,087,884
---------------------------------------------------------------------------------------------------------------
Engineering &                    5,800  Clean Harbors, Inc. (a)                                         280,778
Contracting Services -          12,802  Dycom Industries, Inc. (a)                                      270,378
0.3%                             2,200  ENGlobal Corp. (a)                                               14,146
                                 7,700  Infrasource Services, Inc. (a)                                  167,629
                                 2,800  Integrated Electrical Services, Inc. (a)                         49,812
                                 4,100  Layne Christensen Co. (a)                                       134,603
                                31,050  SAIC, Inc. (a)                                                  552,380
                                                                                                  -------------
                                                                                                      1,469,726
---------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%             5,900  Carmike Cinemas, Inc.                                           120,301
                                 5,240  Dover Motorsports, Inc.                                          27,824
                                13,255  Gaylord Entertainment Co. (a)                                   675,077
                                22,000  Live Nation (a)                                                 492,800
                                 7,072  Lodgenet Entertainment Corp. (a)                                177,012
                                 4,555  Speedway Motorsports, Inc.                                      174,912
                                                                                                  -------------
                                                                                                      1,667,926
---------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%              30,200  Terra Industries, Inc. (a)                                      361,796
---------------------------------------------------------------------------------------------------------------
Finance Companies - 0.2%         6,542  Accredited Home Lenders Holding Co. (a)                         178,466
                                 4,800  Asta Funding, Inc.                                              146,112
                                 2,069  Credit Acceptance Corp. (a)                                      68,960
                                12,100  International Securities Exchange, Inc.                         566,159
                                 3,500  MVC Capital, Inc.                                                46,760

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 2,300  United PanAm Financial Corp. (a)                          $      31,648
                                 6,900  World Acceptance Corp. (a)                                      323,955
                                                                                                  -------------
                                                                                                      1,362,060
---------------------------------------------------------------------------------------------------------------
Finance: Small Loan -           20,800  Advance America, Cash Advance Centers, Inc.                     304,720
0.1%                             5,300  Dollar Financial Corp. (a)                                      147,658
                                   200  QC Holdings, Inc.                                                 3,192
                                                                                                  -------------
                                                                                                        455,570
---------------------------------------------------------------------------------------------------------------
Financial Data                   6,500  Advent Software, Inc. (a)                                       229,385
Processing Services &              750  Cass Information Systems, Inc.                                   27,135
Systems - 0.8%                   7,989  CompuCredit Corp. (a)                                           318,042
                                 9,700  Cybersource Corp. (a)                                           106,894
                                15,100  Deluxe Corp.                                                    380,520
                                11,530  Digital Insight Corp. (a)                                       443,790
                                14,788  eFunds Corp. (a)                                                406,670
                                 7,923  eSpeed, Inc. Class A (a)                                         69,168
                                 3,300  Heartland Payment Systems, Inc. (e)                              93,225
                                17,000  Hypercom Corp. (a)                                              107,950
                                28,600  Jack Henry & Associates, Inc.                                   612,040
                                 7,882  John H. Harland Co.                                             395,676
                                 9,649  Kronos, Inc. (a)                                                354,504
                                 5,300  Online Resources Corp. (a)                                       54,113
                                 7,900  Open Solutions, Inc. (a)                                        297,356
                                 6,900  TNS, Inc. (a)                                                   132,825
                                 8,100  TradeStation Group, Inc. (a)                                    111,375
                                12,700  Wright Express Corp. (a)                                        395,859
                                                                                                  -------------
                                                                                                      4,536,527
---------------------------------------------------------------------------------------------------------------
Financial Information            4,100  Bankrate, Inc. (a)(e)                                           155,595
Services - 0.2%                 13,400  INVESTools, Inc. (a)                                            184,786
                                10,600  Interactive Data Corp.                                          254,824
                                 3,700  Morningstar, Inc. (a)                                           166,685
                                36,200  Move, Inc. (a)                                                  199,462
                                25,622  S1 Corp. (a)                                                    141,177
                                 8,200  TheStreet.com, Inc.                                              72,980
                                   400  Value Line, Inc.                                                 18,180
                                                                                                  -------------
                                                                                                      1,193,689
---------------------------------------------------------------------------------------------------------------
Financial Miscellaneous          7,500  Advanta Corp. Class B                                           327,225
- 0.7%                           5,300  Asset Acceptance Capital Corp. (a)                               89,146
                                 8,819  Cash America International, Inc.                                413,611
                                   600  Enstar Group, Inc. (a)                                           57,540
                                 4,900  Federal Agricultural Mortgage Corp. Class B                     132,937
                                 8,600  Financial Federal Corp.                                         252,926
                                10,800  First Cash Financial Services, Inc. (a)                         279,396
                                 9,600  Global Cash Access, Inc. (a)                                    155,808
                                 9,200  Harris & Harris Group, Inc. (a)(e)                              111,228
                                 5,099  LandAmerica Financial Group, Inc.                               321,798
                                 7,400  Medallion Financial Corp.                                        91,538
                                 6,100  Portfolio Recovery Associates, Inc. (a)                         284,809
                                 4,200  Sanders Morris Harris Group, Inc.                                53,634

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                20,036  Sotheby's Holdings, Inc. Class A                          $     621,517
                                 8,316  Sterling Bancorp                                                163,825
                                 6,822  Stewart Information Services Corp.                              295,802
                                 2,833  Stifel Financial Corp. (a)                                      111,139
                                 3,076  Triad Guaranty, Inc. (a)                                        168,780
                                 2,191  WSFS Financial Corp.                                            146,644
                                   600  Wauwatosa Holdings, Inc. (a)                                     10,692
                                                                                                  -------------
                                                                                                      4,089,995
---------------------------------------------------------------------------------------------------------------
Foods - 0.9%                    12,600  Chiquita Brands International, Inc.                             201,222
                                 6,900  Diamond Foods, Inc.                                             131,169
                                16,384  Flowers Foods, Inc.                                             442,204
                                11,057  Hain Celestial Group, Inc. (a)                                  345,089
                                 4,300  J&J Snack Foods Corp.                                           178,020
                                 9,600  Lance, Inc.                                                     192,768
                                 3,300  M&F Worldwide Corp. (a)                                          83,358
                                   863  Maui Land & Pineapple Co., Inc. (a)                              29,273
                                 5,000  Medifast, Inc. (a)                                               62,900
                                17,600  NBTY, Inc. (a)                                                  731,632
                                10,100  Performance Food Group Co. (a)                                  279,164
                                12,800  Pilgrim's Pride Corp.                                           376,704
                                 3,000  Premium Standard Farms, Inc.                                     55,710
                                 9,595  Ralcorp Holdings, Inc. (a)                                      488,290
                                 6,550  Sanderson Farms, Inc.                                           198,400
                                   112  Seaboard Corp.                                                  197,680
                                14,657  Sensient Technologies Corp.                                     360,562
                                10,877  Tootsie Roll Industries, Inc.                                   355,678
                                 9,500  TreeHouse Foods, Inc. (a)                                       296,400
                                                                                                  -------------
                                                                                                      5,006,223
---------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%           3,209  Deltic Timber Corp.                                             178,998
                                 6,334  Universal Forest Products, Inc.                                 295,291
                                                                                                  -------------
                                                                                                        474,289
---------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing            9,100  Ennis, Inc.                                                     222,586
Services - 0.1%                  5,645  The Standard Register Co.                                        67,740
                                                                                                  -------------
                                                                                                        290,326
---------------------------------------------------------------------------------------------------------------
Funeral Parlors &               33,324  Stewart Enterprises, Inc. Class A                               208,275
Cemeteries - 0.0%
---------------------------------------------------------------------------------------------------------------
Glass - 0.0%                    11,900  Apogee Enterprises, Inc.                                        229,789
---------------------------------------------------------------------------------------------------------------
Gold - 0.1%                     97,100  Coeur d'Alene Mines Corp. (a)                                   480,645
                                 5,300  Royal Gold, Inc. (e)                                            190,694
                                                                                                  -------------
                                                                                                        671,339
---------------------------------------------------------------------------------------------------------------
Health Care Facilities -         3,800  Capital Senior Living Corp. (a)                                  40,432
0.5%                             8,800  Five Star Quality Care, Inc. (a)                                 98,120
                                 7,300  Genesis HealthCare Corp. (a)                                    344,779
                                 8,990  Kindred Healthcare, Inc. (a)                                    226,997
                                 6,350  LCA-Vision, Inc. (e)                                            218,186
                                 3,700  Medcath Corp. (a)                                               101,232
                                 1,800  National Healthcare Corp.                                        99,360
                                17,400  Psychiatric Solutions, Inc. (a)                                 652,848

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 5,000  Radiation Therapy Services, Inc. (a)                      $     157,600
                                 5,800  Res-Care, Inc. (a)                                              105,270
                                10,200  Sun Healthcare Group, Inc. (a)                                  128,826
                                13,674  Sunrise Senior Living, Inc. (a)                                 420,065
                                15,950  United Surgical Partners International, Inc. (a)                452,183
                                                                                                  -------------
                                                                                                      3,045,898
---------------------------------------------------------------------------------------------------------------
Health Care Management          16,400  AMERIGROUP Corp. (a)                                            588,596
Services - 0.6%                 14,141  Allscripts Healthcare Solutions, Inc. (a)                       381,666
                                11,300  Amsurg Corp. (a)                                                259,900
                                12,400  Centene Corp. (a)                                               304,668
                                 4,100  Computer Programs & Systems, Inc.                               139,359
                                 2,485  Corvel Corp. (a)                                                118,211
                                16,431  Eclipsys Corp. (a)                                              337,821
                                 4,700  Healthspring, Inc. (a)                                           95,645
                                 7,200  Horizon Health Corp. (a)                                        140,904
                                 3,900  Molina Healthcare, Inc. (a)                                     126,789
                                 7,700  Omnicell, Inc. (a)                                              143,451
                                12,237  Per-Se Technologies, Inc. (a)                                   339,944
                                10,800  Phase Forward, Inc. (a)                                         161,784
                                 5,500  Vital Images, Inc. (a)                                          191,400
                                                                                                  -------------
                                                                                                      3,330,138
---------------------------------------------------------------------------------------------------------------
Health Care Services -           6,500  Adeza Biomedical Corp. (a)                                       96,915
0.5%                             3,600  Alliance Imaging, Inc. (a)                                       23,940
                                 5,866  Amedisys, Inc. (a)                                              192,815
                                13,400  Apria Healthcare Group, Inc. (a)                                357,110
                                 4,600  Bio-Reference Labs, Inc. (a)                                    103,454
                                10,912  Gentiva Health Services, Inc. (a)                               207,983
                                11,025  Healthcare Services Group                                       319,284
                                11,700  Healthways, Inc. (a)                                            558,207
                                12,700  Hythiam, Inc. (a)(e)                                            117,348
                                 2,000  LHC Group, Inc. (a)                                              57,020
                                 7,900  Matria Healthcare, Inc. (a)                                     226,967
                                   500  Nighthawk Radiology Holdings, Inc. (a)                           12,750
                                11,000  Odyssey HealthCare, Inc. (a)                                    145,860
                                 5,200  Symbion, Inc. (a)                                                96,252
                                 5,300  VistaCare, Inc. Class A (a)                                      53,795
                                                                                                  -------------
                                                                                                      2,569,700
---------------------------------------------------------------------------------------------------------------
Homebuilding - 0.3%             17,000  Hovnanian Enterprises, Inc. Class A (a)                         576,300
                                 5,460  Levitt Corp. Class A                                             66,830
                                 4,900  M/I Homes, Inc.                                                 187,131
                                 7,500  Meritage Homes Corp. (a)                                        357,900
                                   700  Orleans Homebuilders, Inc.                                       13,160
                                 6,062  Technical Olympic USA, Inc.                                      61,651
                                12,700  WCI Communities, Inc. (a)(e)                                    243,586
                                                                                                  -------------
                                                                                                      1,506,558
---------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%               6,500  Lodgian, Inc. (a)                                         $      88,400
                                 6,379  Marcus Corp.                                                    163,175
                                 7,900  Morgans Hotel Group Co. (a)                                     133,747
                                                                                                  -------------
                                                                                                        385,322
---------------------------------------------------------------------------------------------------------------
Household Furnishings -          4,900  American Woodmark Corp. (e)                                     205,065
0.4%                             9,900  Ethan Allen Interiors, Inc.                                     357,489
                                14,100  Furniture Brands International, Inc.                            228,843
                                 8,836  Haverty Furniture Cos., Inc.                                    130,773
                                 1,600  Hooker Furniture Corp.                                           25,056
                                17,200  La-Z-Boy, Inc. (e)                                              204,164
                                 5,000  Lifetime Brands, Inc.                                            82,150
                                 4,700  Sealy Corp.                                                      69,325
                                17,900  Select Comfort Corp. (a)                                        311,281
                                 4,800  Stanley Furniture Co., Inc.                                     102,960
                                15,800  Tempur-Pedic International, Inc. (a)                            323,268
                                                                                                  -------------
                                                                                                      2,040,374
---------------------------------------------------------------------------------------------------------------
Identification Control &         9,912  Advanced Energy Industries, Inc. (a)                            187,039
Filter Devices - 0.5%           15,341  Asyst Technologies, Inc. (a)                                    112,143
                                 3,100  Badger Meter, Inc.                                               85,870
                                 8,132  ESCO Technologies, Inc. (a)                                     369,518
                                 7,600  Flanders Corp. (a)                                               75,240
                                 2,219  The Gorman-Rupp Co.                                              82,027
                                22,228  L-1 Identity Solutions, Inc. (a)(h)                             336,310
                                 9,826  Mine Safety Appliances Co.                                      360,123
                                11,982  Paxar Corp. (a)                                                 276,305
                                 7,700  RAE Systems, Inc. (a)                                            24,640
                                 3,912  Robbins & Myers, Inc.                                           179,639
                                 9,727  Veeco Instruments, Inc. (a)                                     182,187
                                 5,996  Vicor Corp.                                                      66,616
                                 8,436  Watts Water Technologies, Inc. Class A                          346,804
                                10,517  X-Rite, Inc.                                                    129,359
                                                                                                  -------------
                                                                                                      2,813,820
---------------------------------------------------------------------------------------------------------------
Industrial Products -            7,000  Smith & Wesson Holding Corp. (a)                                 72,380
0.0%                             4,000  TAL International Group, Inc.                                   106,760
                                                                                                  -------------
                                                                                                        179,140
---------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%          21,500  American Equity Investment Life Holding Co.                     280,145
                                14,005  Delphi Financial Group Class A                                  566,642
                                 2,780  Great American Financial Resources, Inc.                         64,079
                                 1,042  Kansas City Life Insurance Co.                                   51,912
                                   662  National Western Life Insurance Co. Class A                     152,353
                                35,700  The Phoenix Cos., Inc.                                          567,273
                                 6,793  Presidential Life Corp.                                         149,106
                                11,300  Universal American Financial Corp. (a)                          210,632
                                                                                                  -------------
                                                                                                      2,042,142
---------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line -         10,240  Alfa Corp.                                                      192,614
0.4%                             2,986  CNA Surety Corp. (a)                                             64,199
                                 7,409  Crawford & Co. Class B                                           54,086

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 2,000  EMC Insurance Group, Inc.                                 $      68,240
                                 3,225  FBL Financial Group, Inc. Class A                               126,033
                                 8,400  HealthExtras, Inc. (a)                                          202,440
                                11,006  Hilb Rogal & Hobbs Co.                                          463,573
                                16,668  Horace Mann Educators Corp.                                     336,694
                                 1,240  Independence Holding Co.                                         27,069
                                11,100  Meadowbrook Insurance Group, Inc. (a)                           109,779
                                 2,297  Pico Holdings, Inc. (a)                                          79,867
                                13,255  Zenith National Insurance Corp.                                 621,792
                                                                                                  -------------
                                                                                                      2,346,386

---------------------------------------------------------------------------------------------------------------
Insurance:                      10,100  21st Century Insurance Group                                    178,265
Property-Casualty - 1.2%         4,550  Affirmative Insurance Holdings, Inc.                             74,028
                                 4,756  American Physicians Capital, Inc. (a)                           190,430
                                11,566  Argonaut Group, Inc. (a)                                        403,191
                                 4,032  Baldwin & Lyons, Inc. Class B                                   102,977
                                 4,500  Bristol West Holdings, Inc.                                      71,235
                                17,200  Commerce Group, Inc.                                            511,700
                                 3,400  Darwin Professional Underwriters, Inc. (a)                       79,730
                                 4,700  Direct General Corp.                                             97,008
                                 3,244  Donegal Group, Inc. Class A                                      63,550
                                 4,500  FPIC Insurance Group, Inc. (a)                                  175,365
                                 3,500  First Acceptance Corp. (a)                                       37,520
                                20,900  Fremont General Corp.                                           338,789
                                 4,362  Harleysville Group, Inc.                                        151,885
                                 6,600  Infinity Property & Casualty Corp.                              319,374
                                 1,500  James River Group, Inc. (a)(e)                                   48,480
                                 2,858  The Midland Co.                                                 119,893
                                   500  NYMAGIC, Inc.                                                    18,300
                                 4,100  National Interstate Corp.                                        99,630
                                 4,100  Navigators Group, Inc. (a)                                      197,538
                                 2,500  Odyssey Re Holdings Corp.                                        93,250
                                21,515  Ohio Casualty Corp.                                             641,362
                                10,206  PMA Capital Corp. Class A (a)                                    94,099
                                10,523  ProAssurance Corp. (a)                                          525,308
                                 6,754  RLI Corp.                                                       381,061
                                 1,900  SCPIE Holdings, Inc. (a)                                         49,666
                                 5,500  Safety Insurance Group, Inc.                                    278,905
                                 7,800  SeaBright Insurance Holdings, Inc. (a)                          140,478
                                 9,854  Selective Insurance Group                                       564,536
                                 3,512  State Auto Financial Corp.                                      121,972
                                 6,500  Tower Group, Inc.                                               201,955
                                 8,100  United Fire & Casualty Co.                                      285,525
                                                                                                  -------------
                                                                                                      6,657,005
---------------------------------------------------------------------------------------------------------------
Investment Management           24,856  Apollo Investment Corp.                                         556,782
Companies - 0.6%                14,139  Ares Capital Corp.                                              270,196
                                 8,800  Calamos Asset Management, Inc. Class A                          236,104
                                   500  Capital Southwest Corp.                                          63,120
                                 2,500  Cohen & Steers, Inc.                                            100,425
                                 2,796  GAMCO Investors, Inc. Class A                                   107,534

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                20,200  MCG Capital Corp.                                         $     410,464
                                 8,723  NGP Capital Resources Co.                                       146,110
                                12,000  National Financial Partners Corp.                               527,640
                                 3,200  Technology Investment Capital Corp.                              51,648
                                28,300  Waddell & Reed Financial, Inc. Class A                          774,288
                                                                                                  -------------
                                                                                                      3,244,311
---------------------------------------------------------------------------------------------------------------
Jewelry, Watches &              16,000  Fossil, Inc. (a)                                                361,280
Gemstones - 0.1%                 7,200  Movado Group, Inc.                                              208,800
                                                                                                  -------------
                                                                                                        570,080
---------------------------------------------------------------------------------------------------------------
Leisure Time - 0.3%              9,400  Bally Total Fitness Holding Corp. (a)(e)                         23,030
                                24,000  Callaway Golf Co.                                               345,840
                                 8,500  Great Wolf Resorts, Inc. (a)                                    118,660
                                12,800  K2, Inc. (a)                                                    168,832
                                 9,600  Life Time Fitness, Inc. (a)                                     465,696
                                19,900  Six Flags, Inc. (a)(e)                                          104,276
                                 2,300  Steinway Musical Instruments, Inc. (a)                           71,415
                                 9,556  Vail Resorts, Inc. (a)                                          428,300
                                 4,800  West Marine, Inc. (a)                                            82,896
                                                                                                  -------------
                                                                                                      1,808,945
---------------------------------------------------------------------------------------------------------------
Machinery & Engineering         14,190  Applied Industrial Technologies, Inc.                           373,339
- 0.1%
---------------------------------------------------------------------------------------------------------------
Machinery: Agricultural          3,450  Gehl Co. (a)                                                     94,978
- 0.1%                           5,013  Lindsay Manufacturing Co.                                       163,674
                                                                                                  -------------
                                                                                                        258,652
---------------------------------------------------------------------------------------------------------------
Machinery: Construction          7,600  ASV, Inc. (a)(e)                                                123,652
& Handling - 0.1%                5,417  Astec Industries, Inc. (a)                                      190,137
                                 1,587  NACCO Industries, Inc. Class A                                  216,784
                                                                                                  -------------
                                                                                                        530,573
---------------------------------------------------------------------------------------------------------------
Machinery: Engines -            17,000  Briggs & Stratton Corp.                                         458,150
0.1%                             4,500  Raser Techonologies, Inc. (a)(e)                                 27,540
                                                                                                  -------------
                                                                                                        485,690
---------------------------------------------------------------------------------------------------------------
Machinery:                       8,300  Actuant Corp. Class A                                           395,495
Industrial/Specialty -           5,000  Columbus McKinnon Corp. (a)                                     105,100
0.4%                             1,400  DXP Enterprises, Inc. (a)                                        49,056
                                 6,700  EnPro Industries, Inc. (a)                                      222,507
                                 3,970  Kadant, Inc. (a)                                                 96,789
                                 2,200  Middleby Corp. (a)                                              230,274
                                 9,310  Nordson Corp.                                                   463,917
                                 7,328  Tecumseh Products Co. Class A (a)                               123,843
                                 5,174  Tennant Co.                                                     150,046
                                 9,279  Woodward Governor Co.                                           368,469
                                                                                                  -------------
                                                                                                      2,205,496
---------------------------------------------------------------------------------------------------------------
Machinery: Oil Well              2,800  Allis-Chalmers Energy, Inc. (a)                                  64,512
Equipment & Services -           2,800  Basic Energy Services, Inc. (a)                                  69,020
1.0%                             7,502  CARBO Ceramics, Inc.                                            280,350
                                 7,300  Complete Production Services, Inc. (a)(h)                       154,760
                                 6,376  Dril-Quip, Inc. (a)                                             249,684

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 5,917  Gulf Island Fabrication, Inc.                             $     218,337
                                32,443  Hanover Compressor Co. (a)                                      612,848
                                 7,140  Hornbeck Offshore Services, Inc. (a)                            254,898
                                 6,449  Hydril Co. (a)                                                  484,900
                                22,346  Input/Output, Inc. (a)                                          304,576
                                 5,500  Lufkin Industries, Inc.                                         319,440
                                 5,800  NATCO Group, Inc. Class A (a)                                   184,904
                                28,320  Newpark Resources, Inc. (a)                                     204,187
                                15,700  Oil States International, Inc. (a)                              506,011
                                34,281  Parker Drilling Co. (a)                                         280,076
                                10,200  RPC, Inc.                                                       172,176
                                 8,900  Sulphco, Inc. (a)(e)                                             42,008
                                 2,100  Superior Well Services, Inc. (a)(e)                              53,676
                                   400  T-3 Energy Services, Inc. (a)                                     8,820
                                 5,100  Trico Marine Services, Inc. (a)                                 195,381
                                 1,900  Union Drilling, Inc. (a)                                         26,752
                                 9,826  Universal Compression Holdings, Inc. (a)                        610,293
                                 9,957  W-H Energy Services, Inc. (a)                                   484,806
                                                                                                  -------------
                                                                                                      5,782,415
---------------------------------------------------------------------------------------------------------------
Machinery: Specialty -          10,300  Bucyrus International, Inc.                                     533,128
0.2%                             4,000  Cascade Corp.                                                   211,600
                                 4,441  Semitool, Inc. (a)                                               59,110
                                 4,300  TurboChef Technologies, Inc. (a)(e)                              73,186
                                                                                                  -------------
                                                                                                        877,024
---------------------------------------------------------------------------------------------------------------
Manufactured Housing -           1,300  Cavco Industries, Inc. (a)                                       45,552
0.1%                            24,127  Champion Enterprises, Inc. (a)                                  225,829
                                 3,905  Palm Harbor Homes, Inc. (a)(e)                                   54,748
                                 2,201  Skyline Corp.                                                    88,524
                                                                                                  -------------
                                                                                                        414,653
---------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%            15,259  Federal Signal Corp.                                            244,754
                                 3,931  Standex International Corp.                                     118,441
                                                                                                  -------------
                                                                                                        363,195
---------------------------------------------------------------------------------------------------------------
Medical & Dental                 7,700  Abaxis, Inc. (a)                                                148,225
Instruments & Supplies -         5,600  Abiomed, Inc. (a)                                                78,960
2.2%                            17,700  Align Technology, Inc. (a)                                      247,269
                                21,600  American Medical Systems Holdings, Inc. (a)                     400,032
                                 3,400  Angiodynamics, Inc. (a)                                          73,066
                                 6,608  Arrow International, Inc.                                       233,791
                                 5,800  Bio-Rad Laboratories, Inc. Class A (a)                          478,616
                                 5,149  Biosite, Inc. (a)                                               251,529
                                17,300  Cepheid, Inc. (a)                                               147,050
                                 6,600  Cerus Corp. (a)                                                  38,676
                                 6,100  Conceptus, Inc. (a)                                             129,869
                                10,428  Conmed Corp. (a)                                                241,095
                                 9,800  Conor Medsystems, Inc. (a)                                      307,034
                                 8,169  Cyberonics, Inc. (a)(e)                                         168,608
                                 7,100  DJO, Inc. (a)                                                   304,022
                                 7,500  DexCom, Inc. (a)                                                 73,950

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 3,000  ev3, Inc. (a)                                             $      51,690
                                 5,500  FoxHollow Technologies, Inc. (a)                                118,690
                                 7,600  I-Flow Corp. (a)                                                113,620
                                 5,650  ICU Medical, Inc. (a)                                           229,842
                                 7,700  IRIS International, Inc. (a)                                     97,405
                                21,543  Immucor, Inc. (a)                                               629,702
                                 9,822  Invacare Corp.                                                  241,130
                                 8,640  Inverness Medical Innovations, Inc. (a)                         334,368
                                14,600  Kyphon, Inc. (a)                                                589,840
                                 2,678  Landauer, Inc.                                                  140,515
                                10,200  Lifecell Corp. (a)                                              246,228
                                 1,600  Medical Action Industries, Inc. (a)                              51,584
                                13,044  Mentor Corp.                                                    637,460
                                 6,700  Meridian Bioscience, Inc.                                       164,351
                                11,110  Merit Medical Systems, Inc. (a)                                 175,982
                                 6,937  Molecular Devices Corp. (a)                                     146,163
                                   500  Northstar Neuroscience, Inc. (a)                                  7,190
                                12,800  NuVasive, Inc. (a)                                              295,680
                                17,059  OraSure Technologies, Inc. (a)                                  140,907
                                12,698  Owens & Minor, Inc.                                             397,066
                                23,473  PSS World Medical, Inc. (a)                                     458,428
                                 5,300  Palomar Medical Technologies, Inc. (a)(e)                       268,551
                                 8,529  PolyMedica Corp.                                                344,657
                                 6,315  SonoSite, Inc. (a)                                              195,323
                                12,200  Spectranetic Corp. (a)                                          137,738
                                10,200  Stereotaxis, Inc. (a)                                           105,264
                                21,400  Steris Corp.                                                    538,638
                                 6,183  SurModics, Inc. (a)                                             192,415
                                10,000  Symmetry Medical, Inc. (a)                                      138,300
                                24,100  ThermoGenesis Corp. (a)                                         103,148
                                17,547  Thoratec Corp. (a)                                              308,476
                                 9,160  Ventana Medical Systems, Inc. (a)                               394,155
                                 9,700  Viasys Healthcare, Inc. (a)                                     269,854
                                 1,524  Vital Signs, Inc.                                                76,078
                                 9,876  West Pharmaceutical Services, Inc.                              505,947
                                12,800  Wright Medical Group, Inc. (a)                                  297,984
                                   600  Young Innovations, Inc.                                          19,980
                                                                                                  -------------
                                                                                                     12,486,141
---------------------------------------------------------------------------------------------------------------
Medical Services - 0.2%          4,600  Air Methods Corp. (a)                                           128,432
                                11,400  Magellan Health Services, Inc. (a)                              492,708
                                11,371  Option Care, Inc.                                               162,037
                                 9,297  Parexel International Corp. (a)                                 269,334
                                 7,395  RehabCare Group, Inc. (a)                                       109,816
                                                                                                  -------------
                                                                                                      1,162,327
---------------------------------------------------------------------------------------------------------------
Metal Fabricating - 0.7%         1,500  Ampco-Pittsburgh Corp.                                           50,220
                                 3,900  CIRCOR International, Inc.                                      143,481
                                   300  Compx International, Inc.                                         6,048
                                 3,200  Dynamic Materials Corp.                                          89,792

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 8,450  Encore Wire Corp. (e)                                     $     185,984
                                 5,800  Insteel Industries, Inc.                                        103,182
                                10,426  Kaydon Corp.                                                    414,329
                                 4,600  LB Foster Co. Class A (a)                                       119,186
                                 9,558  Lone Star Technologies, Inc. (a)                                462,703
                                32,660  Mueller Water Products, Inc. Series A                           485,654
                                 5,765  NN, Inc.                                                         71,659
                                12,010  Quanex Corp.                                                    415,426
                                 8,100  RBC Bearings, Inc. (a)                                          232,146
                                 6,913  RTI International Metals, Inc. (a)                              540,735
                                 8,293  Ryerson, Inc.                                                   208,071
                                 7,500  Superior Essex, Inc. (a)                                        249,375
                                 5,458  Valmont Industries, Inc.                                        302,864
                                                                                                  -------------
                                                                                                      4,080,855
---------------------------------------------------------------------------------------------------------------
Metals & Minerals                2,500  AM Castle & Co.                                                  63,625
Miscellaneous - 0.5%             6,873  AMCOL International Corp.                                       190,657
                                 7,211  Brush Engineered Materials, Inc. (a)                            243,515
                                13,836  Cleveland-Cliffs, Inc.                                          670,216
                                 9,100  Compass Minerals International, Inc.                            287,196
                                31,244  GrafTech International Ltd. (a)                                 216,208
                                43,900  Hecla Mining Co. (a)                                            336,274
                                 6,653  Minerals Technologies, Inc.                                     391,130
                                12,564  Stillwater Mining Co. (a)                                       156,924
                                                                                                  -------------
                                                                                                      2,555,745
---------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain           4,100  MGP Ingredients, Inc.                                            92,701
Processing - 0.0%
---------------------------------------------------------------------------------------------------------------
Miscellaneous Business &         2,600  Core-Mark Holdings Co., Inc. (a)                                 86,970
Consumer Discretionary -
0.0%
---------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer           7,200  Reddy Ice Holdings, Inc.                                        185,904
Staples - 0.0%
---------------------------------------------------------------------------------------------------------------
Miscellaneous Materials          8,450  Ceradyne, Inc. (a)                                              477,425
& Commodities - 0.2%            11,779  Symyx Technologies Inc. (a)                                     254,309
                                 6,789  WD-40 Co.                                                       236,732
                                                                                                  -------------
                                                                                                        968,466
---------------------------------------------------------------------------------------------------------------
Miscellaneous Materials          8,938  Insituform Technologies, Inc. Class A (a)                       231,137
& Processing - 0.2%              9,800  Metal Management, Inc.                                          370,930
                                 5,255  Rogers Corp. (a)                                                310,833
                                27,459  USEC, Inc. (a)                                                  349,278
                                 1,900  Xerium Technologies, Inc.                                        18,601
                                                                                                  -------------
                                                                                                      1,280,779
---------------------------------------------------------------------------------------------------------------
Miscellaneous Producer          27,200  BE Aerospace, Inc. (a)                                          698,496
Durables - 0.1%                 11,100  Blount International, Inc. (a)                                  149,406
                                                                                                  -------------
                                                                                                        847,902
---------------------------------------------------------------------------------------------------------------
Miscellaneous Technology         6,500  IHS, Inc. Class A (a)                                           256,620
- 0.1%                           2,700  iRobot Corp. (a)                                                 48,762
                                                                                                  -------------
                                                                                                        305,382
---------------------------------------------------------------------------------------------------------------
Multi-Sector Companies -         4,800  Compass Diversified Trust                                        82,320
0.3%                            18,471  GenCorp, Inc. (a)(e)                                            258,963
                                 4,200  GenTek Inc. (a)                                                 145,278

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 7,594  Kaman Corp. Class A                                       $     170,030
                                 8,099  Lancaster Colony Corp.                                          358,867
                                 6,500  Raven Industries, Inc.                                          174,200
                                 1,765  Sequa Corp. Class A (a)                                         203,081
                                                                                                  -------------
                                                                                                      1,392,739
---------------------------------------------------------------------------------------------------------------
Office Furniture &              14,300  ACCO Brands Corp. (a)(h)                                        378,521
Business Equipment -            22,200  Herman Miller, Inc.                                             807,192
0.3%                             8,274  Kimball International, Inc. Class B                             201,058
                                 9,400  Knoll, Inc.                                                     206,800
                                 9,840  Presstek, Inc. (a)                                               62,582
                                                                                                  -------------
                                                                                                      1,656,153
---------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%         8,554  Atwood Oceanics, Inc. (a)                                       418,889
                                 3,000  Bois d'Arc Energy, Inc. (a)                                      43,890
                                 5,700  Hercules Offshore, Inc. (a)                                     164,730
                                                                                                  -------------
                                                                                                        627,509
---------------------------------------------------------------------------------------------------------------
Oil: Crude Producers -           7,400  ATP Oil & Gas Corp. (a)                                         292,818
1.7%                             2,800  Arena Resources, Inc. (a)                                       119,588
                                 6,650  Atlas America, Inc. (a)                                         338,950
                                18,100  Aurora Oil & Gas Corp. (a)                                       58,101
                                13,002  Berry Petroleum Co. Class A                                     403,192
                                 8,600  Bill Barrett Corp. (a)                                          234,006
                                19,300  Brigham Exploration Co. (a)                                     141,083
                                 6,000  Bronco Drilling Co., Inc. (a)                                   103,140
                                 5,600  Callon Petroleum Co. (a)                                         84,168
                                 5,600  Carrizo Oil & Gas, Inc. (a)                                     162,512
                                 2,400  Clayton Williams Energy, Inc. (a)                                87,144
                                13,657  Comstock Resources, Inc. (a)                                    424,186
                                   800  Delek US Holdings, Inc.                                          13,112
                                13,900  EXCO Resources, Inc. (a)                                        235,049
                                 7,300  Edge Petroleum Corp. (a)                                        133,152
                                18,800  Encore Acquisition Co. (a)                                      461,164
                                14,300  Energy Partners Ltd. (a)                                        349,206
                                12,000  The Exploration Co. of Delaware, Inc. (a)                       160,080
                                21,900  Gasco Energy, Inc. (a)(e)                                        53,655
                                 5,700  GeoGlobal Resources, Inc. (a)                                    44,745
                                 4,200  Goodrich Petroleum Corp. (a)                                    151,956
                                61,643  Grey Wolf, Inc. (a)                                             422,871
                                 1,000  Gulfport Energy Corp. (a)                                        13,590
                                12,700  Harvest Natural Resources, Inc. (a)                             135,001
                                 8,983  Houston Exploration Co. (a)                                     465,140
                                23,200  Mariner Energy, Inc. (a)                                        454,720
                                 9,900  McMoRan Exploration Co. (a)(e)                                  140,778
                                27,511  Meridian Resource Corp. (a)                                      85,009
                                12,800  Parallel Petroleum Corp. (a)                                    224,896
                                45,062  PetroHawk Energy Corp. (a)                                      518,213
                                 6,300  Petroleum Development Corp. (a)                                 271,215
                                13,000  Petroquest Energy, Inc. (a)                                     165,620
                                12,300  Pioneer Drilling Co. (a)                                        163,344

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 8,900  Quest Resource Corp. (a)                                  $      89,890
                                 4,949  Resource America, Inc. Class A                                  130,654
                                15,600  Rosetta Resources, Inc. (a)                                     291,252
                                 8,578  Stone Energy Corp. (a)                                          303,232
                                 9,217  Swift Energy Co. (a)                                            413,014
                                 4,300  Toreador Resources Corp. (a)                                    110,811
                                20,000  Transmeridian Exploration, Inc. (a)                              69,000
                                 6,210  VeraSun Energy Corp. (a)(e)                                     122,648
                                16,400  Warren Resources, Inc. (a)                                      192,208
                                 6,500  Western Refining, Inc.                                          165,490
                                11,710  Whiting Petroleum Corp. (a)                                     545,686
                                                                                                  -------------
                                                                                                      9,545,289
---------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic        19,500  Delta Petroleum Corp. (a)(e)                                    450,645
- 0.2%                           3,400  GMX Resources Inc. (a)                                          120,700
                                 4,500  Giant Industries, Inc. (a)                                      337,275
                                                                                                  -------------
                                                                                                        908,620
---------------------------------------------------------------------------------------------------------------
Oil: Integrated                 21,700  Vaalco Energy, Inc. (a)                                         146,475
International - 0.0%
---------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%        16,576  Ferro Corp.                                                     342,957
                                20,380  H.B. Fuller Co.                                                 526,212
                                 1,693  Kronos Worldwide, Inc.                                           55,124
                                                                                                  -------------
                                                                                                        924,293
---------------------------------------------------------------------------------------------------------------
Paper - 0.4%                     9,726  Albany International Corp. Class A                              320,083
                                16,800  Bowater, Inc.                                                   378,000
                                 7,698  Buckeye Technologies, Inc. (a)                                   92,222
                                 9,974  Caraustar Industries, Inc. (a)                                   80,690
                                 8,892  Chesapeake Corp.                                                151,342
                                 8,600  Mercer International, Inc.-Sbi (a)(e)                           102,082
                                 4,700  Neenah Paper, Inc.                                              166,004
                                14,101  P.H. Glatfelter Co.                                             218,566
                                 8,080  Rock-Tenn Co. Class A                                           219,049
                                14,242  Wausau Paper Corp.                                              213,488
                                                                                                  -------------
                                                                                                      1,941,526
---------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                  5,600  The Lamson & Sessions Co. (a)                                   135,856
                                 4,300  PW Eagle, Inc. (e)                                              148,350
                                12,354  Spartech Corp.                                                  323,922
                                                                                                  -------------
                                                                                                        608,128
---------------------------------------------------------------------------------------------------------------
Pollution Control &              5,600  American Ecology Corp.                                          103,656
Environmental Services -         4,300  Basin Water, Inc. (a)(e)                                         29,111
0.1%                            19,000  Darling International, Inc. (a)                                 104,690
                                14,546  Headwaters, Inc. (a)                                            348,522
                                 3,100  Team, Inc. (a)                                                  107,973
                                                                                                  -------------
                                                                                                        693,952
---------------------------------------------------------------------------------------------------------------
Power Transmission               9,751  Regal-Beloit Corp.                                              512,025
Equipment - 0.1%
---------------------------------------------------------------------------------------------------------------
Printing & Copying              12,882  Bowne & Co., Inc.                                               205,339
Services - 0.1%                 16,900  Cenveo, Inc. (a)                                                358,280
                                 6,900  Schawk, Inc.                                                    134,826
                                                                                                  -------------
                                                                                                        698,445
---------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
Production Technology           12,457  ATMI, Inc. (a)(h)                                         $     380,312
Equipment - 1.1%                37,800  Axcelis Technologies, Inc. (a)                                  220,374
                                23,678  Brooks Automation, Inc. (a)                                     340,963
                                14,556  Cognex Corp.                                                    346,724
                                40,468  Credence Systems Corp. (a)                                      210,434
                                12,000  Cymer, Inc. (a)(h)                                              527,400
                                 6,331  Dionex Corp. (a)                                                359,031
                                11,161  Electro Scientific Industries, Inc. (a)                         224,783
                                16,700  Emcore Corp. (a)(e)                                              92,351
                                43,499  Entegris, Inc. (a)                                              470,659
                                 7,690  Esterline Technologies Corp. (a)                                309,369
                                 9,255  FEI Co. (a)                                                     244,054
                                 8,000  Intevac, Inc. (a)                                               207,600
                                22,256  Kulicke & Soffa Industries, Inc. (a)                            186,950
                                24,503  LTX Corp. (a)                                                   137,217
                                 6,200  MTS Systems Corp.                                               239,444
                                20,299  Mattson Technology, Inc. (a)                                    189,187
                                 7,462  Photon Dynamics, Inc. (a)                                        87,231
                                11,979  Photronics, Inc. (a)                                            195,737
                                 5,600  Rofin-Sinar Technologies, Inc. (a)                              338,576
                                10,073  Rudolph Technologies, Inc. (a)                                  160,362
                                 8,490  Ultratech, Inc. (a)                                             105,955
                                18,113  Varian Semiconductor Equipment Associates, Inc. (a)             824,504
                                                                                                  -------------
                                                                                                      6,399,217
---------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous        8,394  Banta Corp.                                                     305,542
- 0.4%                           4,000  Consolidated Graphics, Inc. (a)                                 236,280
                                 2,150  Courier Corp.                                                    83,785
                                 5,940  GateHouse Media, Inc.                                           110,246
                                 7,982  Martha Stewart Living Omnimedia, Inc. Class A                   174,806
                                 9,907  Playboy Enterprises, Inc. Class B (a)                           113,534
                                56,100  Primedia, Inc. (a)                                               94,809
                                 2,800  Private Media Group, Inc. (a)                                    11,284
                                34,900  The Reader's Digest Association, Inc. Class A                   582,830
                                11,960  Scholastic Corp. (a)                                            428,646
                                                                                                  -------------
                                                                                                      2,141,762
---------------------------------------------------------------------------------------------------------------
Publishing: Newspapers -        29,800  Belo Corp. Class A                                              547,426
0.3%                            11,100  Journal Communications, Inc. Class A                            139,971
                                14,033  Journal Register Co.                                            102,441
                                14,700  Lee Enterprises, Inc.                                           456,582
                                 8,400  Media General, Inc. Class A                                     312,228
                                29,629  Sun-Times Media Group, Inc.                                     145,478
                                                                                                  -------------
                                                                                                      1,704,126
---------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters         15,700  CKX, Inc. (a)                                                   184,161
- 0.4%                          11,700  Citadel Broadcasting Corp.                                      116,532
                                17,800  Cox Radio, Inc. Class A (a)                                     290,140
                                16,000  Cumulus Media, Inc. Class A (a)                                 166,240
                                12,000  Emmis Communications Corp. Class A                               98,880
                                 9,500  Entercom Communications Corp.                                   267,710

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 1,500  Fisher Communications, Inc. (a)                           $      66,315
                                18,200  Gray Television, Inc.                                           133,406
                                11,000  Lin TV Corp. Class A (a)                                        109,450
                                 4,200  Outdoor Channel Holdings, Inc. (a)                               53,886
                                24,200  Radio One, Inc. Class D (a)                                     163,108
                                 3,183  Salem Communications Corp. Class A                               38,037
                                19,064  Sinclair Broadcast Group, Inc. Class A                          200,172
                                14,884  Spanish Broadcasting System, Inc. Class A (a)                    61,173
                                18,900  Westwood One, Inc.                                              133,434
                                 9,396  World Wrestling Entertainment, Inc.                             153,155
                                                                                                  -------------
                                                                                                      2,235,799
---------------------------------------------------------------------------------------------------------------
Railroad Equipment -             1,700  American Railcar Industries, Inc.                                57,868
0.2%                             4,700  Freightcar America, Inc.                                        260,615
                                 4,500  Greenbrier Cos., Inc.                                           135,000
                                15,339  Westinghouse Air Brake Technologies Corp.                       465,999
                                                                                                  -------------
                                                                                                        919,482
---------------------------------------------------------------------------------------------------------------
Railroads - 0.2%                11,181  Florida East Coast Industries, Inc.                             666,388
                                11,475  Genesee & Wyoming, Inc. Class A (a)                             301,104
                                12,302  RailAmerica, Inc. (a)                                           197,816
                                                                                                  -------------
                                                                                                      1,165,308
---------------------------------------------------------------------------------------------------------------
Real Estate - 0.1%               1,200  AMREP Corp. (e)                                                 147,000
                                 1,800  Avatar Holdings, Inc. (a)(e)                                    145,530
                                 5,500  Bluegreen Corp. (a)                                              70,565
                                 3,200  California Coastal Communities, Inc. (a)                         68,640
                                 1,800  Consolidated-Tomoka Land Co.                                    130,320
                                 4,800  Housevalues, Inc. (a)(e)                                         27,024
                                 5,200  Newkirk Realty Trust, Inc.                                       93,808
                                 2,715  Tejon Ranch Co. (a)                                             151,606
                                                                                                  -------------
                                                                                                        834,493
---------------------------------------------------------------------------------------------------------------
Real Estate Investment          10,001  Acadia Realty Trust                                             250,225
Trusts (REITs) - 5.8%            9,800  Affordable Residential Communities Inc. (a)                     114,170
                                 3,800  Agree Realty Corp.                                              130,606
                                   567  Alexander's, Inc. (a)                                           237,942
                                 9,276  Alexandria Real Estate Equities, Inc.                           931,310
                                 7,250  American Campus Communities, Inc.                               206,408
                                39,600  American Financial Realty Trust (h)                             453,024
                                13,987  American Home Mortgage Investment Corp. (h)                     491,223
                                22,200  Anthracite Capital, Inc. (h)                                    282,606
                                14,400  Anworth Mortgage Asset Corp.                                    136,944
                                 5,500  Arbor Realty Trust, Inc.                                        165,495
                                19,000  Ashford Hospitality Trust, Inc. (h)                             236,550
                                20,720  BioMed Realty Trust, Inc.                                       592,592
                                14,700  Capital Lease Funding, Inc.                                     170,520
                                 2,700  Capital Trust, Inc.                                             134,838
                                 7,300  Cedar Shopping Centers, Inc.                                    116,143
                                 3,500  CentraCore Properties Trust                                     113,155

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                12,000  Corporate Office Properties Trust (h)                     $     605,640
                                12,100  Cousins Properties, Inc.                                        426,767
                                24,200  Crescent Real Estate EQT Co. (h)                                477,950
                                14,600  Deerfield Triarc Capital Corp.                                  247,178
                                19,300  DiamondRock Hospitality Co.                                     347,593
                                 6,840  Digital Realty Trust, Inc.                                      234,133
                                 7,027  Eastgroup Properties, Inc.                                      376,366
                                11,200  Education Realty Trust, Inc.                                    165,424
                                 8,580  Entertainment Properties Trust                                  501,415
                                17,240  Equity Inns, Inc.                                               275,150
                                 6,494  Equity Lifestyle Properties, Inc.                               353,468
                                11,000  Equity One, Inc.                                                293,260
                                14,750  Extra Space Storage, Inc.                                       269,335
                                18,470  FelCor Lodging Trust, Inc.                                      403,385
                                20,000  Fieldstone Investment Corp.                                      87,600
                                15,100  First Industrial Realty Trust, Inc.                             708,039
                                 6,800  First Potomac Realty Trust                                      197,948
                                15,500  Franklin Street Properties Corp.                                326,275
                                46,600  Friedman Billings Ramsey Group, Inc. Class A                    372,800
                                12,590  GMH Communities Trust                                           127,789
                                 5,200  Getty Realty Corp.                                              160,680
                                11,656  Glimcher Realty Trust                                           311,332
                                 3,950  Gramercy Capital Corp.                                          122,016
                                15,000  Healthcare Realty Trust, Inc.                                   593,100
                                13,600  Hersha Hospitality Trust                                        154,224
                                17,300  Highland Hospitality Corp.                                      246,525
                                16,900  Highwoods Properties, Inc.                                      688,844
                                10,720  Home Properties, Inc.                                           635,374
                                17,000  HomeBanc Corp.                                                   71,910
                                24,100  IMPAC Mortgage Holdings, Inc.                                   212,080
                                21,400  Inland Real Estate Corp.                                        400,608
                                13,692  Innkeepers USA Trust                                            212,226
                                14,800  Investors Real Estate Trust                                     151,848
                                 6,000  JER Investors Trust, Inc.                                       124,020
                                25,000  KKR Financial Corp.                                             669,750
                                 7,240  Kite Realty Group Trust                                         134,809
                                 6,800  LTC Properties, Inc.                                            185,708
                                13,320  LaSalle Hotel Properties                                        610,722
                                21,332  Lexington Corporate Properties Trust                            478,263
                                25,990  Longview Fibre Co.                                              570,481
                                17,200  Luminent Mortgage Capital, Inc.                                 167,012
                                25,100  MFA Mortgage Investments, Inc.                                  193,019
                                13,700  Maguire Properties, Inc.                                        548,000
                                16,200  Medical Properties Trust, Inc.                                  247,860
                                 8,529  Mid-America Apartment Communities, Inc.                         488,200
                                17,600  The Mills Corp.                                                 352,000
                                 9,250  MortgageIT Holdings, Inc.                                       136,438
                                 7,429  National Health Investors, Inc.                                 245,157

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                17,775  National Retail Properties, Inc.                          $     407,936
                                25,559  Nationwide Health Properties, Inc.                              772,393
                                13,900  Newcastle Investment Corp.                                      435,348
                                13,400  NorthStar Realty Finance Corp.                                  222,038
                                10,400  Novastar Financial, Inc. (e)                                    277,160
                                18,400  Omega Healthcare Investors, Inc.                                326,048
                                 5,308  PS Business Parks, Inc.                                         375,329
                                 3,804  Parkway Properties, Inc.                                        194,042
                                11,632  Pennsylvania Real Estate Investment Trust                       458,068
                                13,386  Post Properties, Inc.                                           611,740
                                13,247  Potlatch Corp.                                                  580,484
                                16,620  RAIT Investment Trust                                           573,058
                                 7,000  Ramco-Gershenson Properties Trust                               266,980
                                31,600  Realty Income Corp.                                             875,320
                                 6,195  Redwood Trust, Inc.                                             359,806
                                12,500  Republic Property Trust (e)                                     144,250
                                 3,422  Saul Centers, Inc.                                              188,860
                                20,214  Senior Housing Properties Trust                                 494,839
                                 6,704  Sovran Self Storage, Inc.                                       384,005
                                33,300  Spirit Finance Corp.                                            415,251
                                24,900  Strategic Hotel Capital, Inc.                                   542,571
                                 7,243  Sun Communities, Inc.                                           234,383
                                18,900  Sunstone Hotel Investors, Inc.                                  505,197
                                 9,822  Tanger Factory Outlet Centers, Inc.                             383,844
                                 2,875  Tarragon Corp.                                                   34,989
                                21,400  Trustreet Properties, Inc.                                      360,590
                                13,470  U-Store-It Trust                                                276,809
                                 3,927  Universal Health Realty Income Trust                            153,074
                                 6,700  Urstadt Biddle Properties, Inc. Class A                         127,903
                                15,065  Washington Real Estate Investment Trust                         602,600
                                 8,255  Winston Hotels, Inc.                                            109,379
                                 2,300  Winthrop Realty Trust, Inc.                                      15,755
                                                                                                  -------------
                                                                                                     32,383,521
---------------------------------------------------------------------------------------------------------------
Recreational Vehicles &          5,643  Arctic Cat, Inc.                                                 99,260
Boats - 0.2%                    20,199  Fleetwood Enterprises, Inc. (a)                                 159,774
                                 2,075  Marine Products Corp.                                            24,361
                                 8,524  Monaco Coach Corp.                                              120,700
                                12,700  Polaris Industries, Inc. (e)                                    594,741
                                10,690  Winnebago Industries, Inc. (e)                                  351,808
                                                                                                  -------------
                                                                                                      1,350,644
---------------------------------------------------------------------------------------------------------------
Rental & Leasing                 3,853  Electro Rent Corp. (a)                                           64,345
Services: Commercial -           4,800  H&E Equipment Services, Inc. (a)                                118,896
0.1%                             2,000  Interpool, Inc.                                                  46,720
                                 2,000  Marlin Business Services, Inc. (a)                               48,060
                                 6,210  McGrath RentCorp                                                190,212
                                11,200  Williams Scotsman International, Inc. (a)                       219,744
                                                                                                  -------------
                                                                                                        687,977
---------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
Rental & Leasing                13,493  Aaron Rents, Inc.                                         $     388,329
Services: Consumer -             3,400  Amerco, Inc. (a)                                                295,834
0.3%                             7,795  Dollar Thrifty Automotive Group (a)                             355,530
                                23,400  Rent-A-Center, Inc. (a)                                         690,534
                                                                                                  -------------
                                                                                                      1,730,227
---------------------------------------------------------------------------------------------------------------
Restaurants - 1.5%              11,100  AFC Enterprises, Inc. (a)                                       196,137
                                22,500  Applebee's International, Inc.                                  555,075
                                 3,800  BJ's Restaurants, Inc. (a)                                       76,798
                                13,380  Bob Evans Farms, Inc.                                           457,864
                                 3,225  Buffalo Wild Wings, Inc. (a)                                    171,570
                                 9,000  CBRL Group, Inc.                                                402,840
                                10,550  CEC Entertainment, Inc. (a)                                     424,637
                                18,400  CKE Restaurants, Inc.                                           338,560
                                 6,700  California Pizza Kitchen, Inc. (a)                              223,177
                                 8,200  Chipotle Mexican Grill, Inc. Class B (a)                        426,400
                                 7,200  Cosi, Inc. (a)                                                   36,648
                                30,100  Denny's Corp. (a)                                               141,169
                                11,250  Domino's Pizza, Inc.                                            315,000
                                 5,848  IHOP Corp.                                                      308,190
                                11,218  Jack in the Box, Inc. (a)                                       684,747
                                17,400  Krispy Kreme Doughnuts, Inc. (a)(e)                             193,140
                                 5,496  Landry's Restaurants, Inc.                                      165,375
                                 6,800  Luby's, Inc. (a)                                                 74,052
                                 2,400  McCormick & Schmick's Seafood Restaurants, Inc. (a)              57,696
                                   600  Morton's Restaurant Group, Inc. (a)                               9,990
                                10,184  O'Charleys, Inc. (a)                                            216,716
                                 7,608  PF Chang's China Bistro, Inc. (a)                               291,995
                                 7,696  Papa John's International, Inc. (a)                             223,261
                                12,777  Rare Hospitality International, Inc. (a)                        420,747
                                 6,300  Red Robin Gourmet Burgers, Inc. (a)                             225,855
                                17,800  Ruby Tuesday, Inc.                                              488,432
                                 7,800  Ruth's Chris Steak House, Inc. (a)                              142,584
                                23,320  Sonic Corp. (a)                                                 558,514
                                 8,228  The Steak n Shake Co. (a)                                       144,813
                                15,000  Texas Roadhouse, Inc. Class A (a)                               198,900
                                18,450  Triarc Cos.                                                     369,000
                                                                                                  -------------
                                                                                                      8,539,882
---------------------------------------------------------------------------------------------------------------
Retail - 3.3%                    7,924  1-800-FLOWERS.COM, Inc. Class A (a)                              48,812
                                13,500  99 Cents Only Stores (a)                                        164,295
                                 6,700  AC Moore Arts & Crafts, Inc. (a)                                145,189
                                17,250  Aeropostale, Inc. (a)                                           532,508
                                 5,050  America's Car Mart, Inc. (a)                                     59,893
                                 2,500  Asbury Automotive Group, Inc.                                    58,900
                                 9,000  Big 5 Sporting Goods Corp.                                      219,780
                                35,500  Big Lots, Inc. (a)                                              813,660
                                60,400  Blockbuster, Inc. Class A (a)                                   319,516
                                 5,800  Blue Nile, Inc. (a)(e)                                          213,962

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 3,100  The Bon-Ton Stores, Inc.                                  $     107,415
                                 6,600  Books-A-Million, Inc.                                           149,688
                                19,500  Borders Group, Inc.                                             435,825
                                 9,018  Brown Shoe Co., Inc.                                            430,519
                                 2,249  The Buckle, Inc.                                                114,362
                                 3,800  Build-A-Bear Workshop, Inc. (a)(e)                              106,476
                                 6,700  bebe Stores, Inc.                                               132,593
                                13,934  CSK Auto Corp. (a)                                              238,968
                                 8,500  Cabela's, Inc. Class A (a)(e)                                   205,105
                                 3,850  Cache, Inc. (a)                                                  97,174
                                12,400  Casual Male Retail Group, Inc. (a)                              161,820
                                10,995  The Cato Corp. Class A                                          251,895
                                 6,100  Central Garden and Pet Co. (a)                                  295,362
                                 6,100  Charlotte Russe Holding, Inc. (a)                               187,575
                                40,840  Charming Shoppes, Inc. (a)                                      552,565
                                 7,385  The Children's Place Retail Stores, Inc. (a)                    469,095
                                11,528  Christopher & Banks Corp.                                       215,112
                                 1,500  Conn's, Inc. (a)                                                 34,905
                                 9,276  Cost Plus, Inc. (a)                                              95,543
                                   500  DEB Shops, Inc.                                                  13,200
                                16,790  Dress Barn, Inc. (a)                                            391,711
                                 6,709  dELiA*s, Inc. (a)                                                70,377
                                18,700  drugstore.com, Inc. (a)                                          68,442
                                10,200  Ezcorp, Inc. (a)                                                165,750
                                 3,900  FTD Group, Inc. (a)                                              69,771
                                15,635  Fred's, Inc.                                                    188,245
                                11,300  GSI Commerce, Inc. (a)                                          211,875
                                 7,500  Gaiam, Inc. (a)                                                 102,600
                                 7,338  Genesco, Inc. (a)                                               273,707
                                17,400  Global Imaging Systems, Inc. (a)                                381,930
                                 7,732  Group 1 Automotive, Inc.                                        399,899
                                 7,939  Guitar Center, Inc. (a)                                         360,907
                                10,258  Gymboree Corp. (a)                                              391,445
                                15,581  HOT Topic, Inc. (a)                                             207,851
                                13,575  Hibbett Sporting Goods, Inc. (a)                                414,445
                                18,098  Insight Enterprises, Inc. (a)                                   341,509
                                 7,605  Jo-Ann Stores, Inc. (a)                                         187,083
                                 5,133  Jos. A. Bank Clothiers, Inc. (a)                                150,654
                                 1,288  Lawson Products, Inc.                                            59,106
                                 5,300  Lithia Motors, Inc. Class A                                     152,428
                                 6,700  MarineMax, Inc. (a)                                             173,731
                                15,100  Men's Wearhouse, Inc.                                           577,726
                                 4,900  New York & Co. (a)                                               64,092
                                 4,800  Overstock.com, Inc. (a)(e)                                       75,840
                                15,510  PEP Boys-Manny, Moe & Jack                                      230,479
                                22,500  Pacific Sunwear of California, Inc. (a)                         440,550
                                 8,100  The Pantry, Inc. (a)                                            379,404
                                21,100  Payless Shoesource, Inc. (a)                                    692,502
                                 8,200  PetMed Express, Inc. (a)                                        109,470

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                27,599  Pier 1 Imports, Inc.                                      $     164,214
                                 9,316  Priceline.com, Inc. (a)                                         406,271
                                13,300  Restoration Hardware, Inc. (a)                                  113,183
                                 6,700  Retail Ventures, Inc. (a)                                       127,568
                                 8,800  Rush Enterprises, Inc. Class A (a)                              148,896
                                 3,747  Russ Berrie & Co., Inc. (a)                                      57,891
                                 7,254  School Specialty, Inc. (a)                                      271,952
                                 8,700  Sonic Automotive, Inc.                                          252,648
                                 8,400  Stage Stores, Inc.                                              255,276
                                 7,303  Stamps.com, Inc. (a)                                            115,022
                                 7,824  Stein Mart, Inc.                                                103,746
                                 7,300  Talbots, Inc.                                                   175,930
                                10,390  Tuesday Morning Corp.                                           161,565
                                10,366  Tween Brands, Inc. (a)                                          413,914
                                13,980  United Natural Foods, Inc. (a)                                  502,162
                                 9,856  ValueVision Media, Inc. Class A (a)                             129,508
                                 3,100  Volcom, Inc. (a)                                                 91,667
                                18,300  The Wet Seal, Inc. Class A (a)                                  122,061
                                15,300  Zale Corp. (a)                                                  431,613
                                 4,000  Zumiez, Inc. (a)                                                118,160
                                                                                                  -------------
                                                                                                     18,368,488
---------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.6%            6,237  Anchor Bancorp Wisconsin, Inc.                                  179,750
                                 8,750  BFC Financial Corp. (a)                                          55,912
                                23,438  Bank Mutual Corp.                                               283,834
                                18,142  BankAtlantic Bancorp, Inc. Class A                              250,541
                                 9,073  BankUnited Financial Corp. Class A                              253,681
                                 2,600  Berkshire Hills Bancorp, Inc.                                    86,996
                                23,487  Brookline Bancorp, Inc.                                         309,324
                                   500  Charter Financial Corp.                                          25,760
                                 1,500  Citizens First Bancorp, Inc.                                     46,110
                                 4,842  Coastal Financial Corp.                                          80,910
                                 9,549  Dime Community Bancshares, Inc.                                 133,781
                                 6,400  Downey Financial Corp.                                          464,512
                                 9,522  Fidelity Bankshares, Inc.                                       377,738
                                 3,826  First Financial Holdings, Inc.                                  149,903
                                 5,800  First Indiana Corp.                                             147,088
                                39,653  First Niagara Financial Group, Inc.                             589,244
                                 3,100  First Place Financial Corp.                                      72,819
                                 8,150  First Republic Bank                                             318,502
                                 4,800  FirstFed Financial Corp. (a)                                    321,456
                                11,250  Flagstar Bancorp, Inc.                                          166,950
                                 7,875  Flushing Financial Corp.                                        134,426
                                 2,978  Great Southern Bancorp, Inc.                                     87,881
                                 3,750  Horizon Financial Corp.                                          90,225
                                 3,050  IBERIABANK Corp.                                                180,102
                                 1,800  ITLA Capital Corp.                                              104,238
                                 9,100  KNBT Bancorp, Inc.                                              152,243
                                 6,600  Kearny Financial Corp.                                          105,996

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                10,960  MAF Bancorp, Inc.                                         $     489,802
                                   300  NASB Financial, Inc.                                             12,369
                                20,811  Netbank, Inc.                                                    96,563
                                34,900  NewAlliance Bancshares, Inc.                                    572,360
                                 4,867  Northwest Bancorp, Inc.                                         133,648
                                 3,296  OceanFirst Financial Corp.                                       75,577
                                13,965  Ocwen Financial Corp. (a)                                       221,485
                                 8,211  PFF Bancorp, Inc.                                               283,362
                                14,228  Partners Trust Financial Group, Inc.                            165,614
                                 3,000  Pennfed Financial Services, Inc.                                 57,960
                                23,958  Provident Financial Services, Inc.                              434,359
                                12,689  Provident New York Bancorp                                      190,081
                                 3,200  Rockville Financial, Inc.                                        57,120
                                12,953  Sterling Financial Corp.                                        437,941
                                 4,200  Texas United Bancshares, Inc.                                   144,228
                                 5,800  TierOne Corp.                                                   183,338
                                 8,561  United Community Financial Corp.                                104,787
                                34,533  W Holding Co., Inc.                                             205,817
                                   400  Westfield Financial, Inc.                                        13,840
                                 7,400  Willow Grove Bancorp, Inc.                                      110,408
                                                                                                  -------------
                                                                                                      9,160,581
---------------------------------------------------------------------------------------------------------------
Scientific Equipment &          12,835  Newport Corp. (a)                                               268,893
Suppliers - 0.1%                10,335  Varian, Inc. (a)                                                462,905
                                                                                                  -------------
                                                                                                        731,798
---------------------------------------------------------------------------------------------------------------
Securities Brokerage &          16,545  CharterMac                                                      355,221
Services - 0.4%                  4,600  GFI Group, Inc. (a)                                             286,396
                                 4,200  Gladstone Investment Corp.                                       64,302
                                33,600  Knight Capital Group, Inc. Class A (a)(h)                       644,112
                                16,800  LaBranche & Co., Inc. (a)                                       165,144
                                13,800  MarketAxess Holdings, Inc. (a)                                  187,266
                                 6,600  optionsXpress Holdings, Inc.                                    149,754
                                 3,900  Penson Worldwide, Inc. (a)                                      106,899
                                 5,004  SWS Group, Inc.                                                 178,643
                                 3,800  Thomas Weisel Partners Group, Inc. (a)                           80,180
                                                                                                  -------------
                                                                                                      2,217,917
---------------------------------------------------------------------------------------------------------------
Services: Commercial -          13,870  ABM Industries, Inc. (h)                                        314,988
2.9%                             9,405  AMN Healthcare Services, Inc. (a)                               259,014
                                 7,261  Administaff, Inc.                                               310,553
                                 7,000  The Advisory Board Co. (a)                                      374,780
                                 5,700  Ambassadors Group, Inc.                                         172,995
                                 1,100  Ambassadors International, Inc.                                  50,182
                                   700  Barrett Business Services                                        16,394
                                24,253  CBIZ, Inc. (a)                                                  169,043
                                 5,601  CDI Corp.                                                       139,465
                                 4,700  CRA International, Inc. (a)                                     246,280
                                 6,978  Casella Waste Systems, Inc. (a)                                  85,341
                                 2,800  Central Parking Corp.                                            50,400

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 8,272  Chemed Corp.                                              $     305,899
                                 5,300  Clark, Inc.                                                      88,139
                                 6,250  CoStar Group, Inc. (a)                                          334,750
                                 6,600  Coinmach Service Corp. Class A                                   78,540
                                 8,792  Coinstar, Inc. (a)                                              268,771
                                 1,500  Cornell Cos., Inc. (a)                                           27,495
                                12,600  Cross Country Healthcare, Inc. (a)                              274,932
                                 9,800  Diamond Management & Technology Consultants, Inc.               121,912
                                 5,700  DynCorp. International, Inc. (a)                                 90,459
                                 7,704  Exponent, Inc. (a)                                              143,757
                                12,541  FTI Consulting, Inc. (a)                                        349,768
                                 2,200  First Advantage Corp. Class A (a)                                50,512
                                10,000  First Consulting Group, Inc. (a)                                137,600
                                 4,481  Forrester Research, Inc. (a)                                    121,480
                                 6,777  G&K Services, Inc. Class A                                      263,558
                                 7,350  The Geo Group, Inc. (a)                                         275,772
                                10,000  Gevity HR, Inc.                                                 236,900
                                16,500  Harris Interactive, Inc. (a)                                     83,160
                                 7,158  Heidrick & Struggles International, Inc. (a)                    303,213
                                15,800  Home Solutions of America, Inc. (a)(e)                           92,588
                                10,400  Hudson Highland Group, Inc. (a)                                 173,472
                                 1,300  ICT Group, Inc. (a)                                              41,067
                                34,700  IKON Office Solutions, Inc.                                     568,039
                                10,700  Jackson Hewitt Tax Service, Inc.                                363,479
                                 6,768  Kelly Services, Inc. Class A                                    195,866
                                 6,300  Kenexa Corp. (a)                                                209,538
                                11,700  Kforce, Inc. (a)                                                142,389
                                 6,300  The Knot, Inc. (a)                                              165,312
                                12,968  Korn/Ferry International (a)                                    297,745
                                17,322  Labor Ready, Inc. (a)                                           317,512
                                11,200  Lightbridge, Inc. (a)                                           151,648
                                 4,300  Liquidity Services, Inc. (a)                                     74,003
                                 6,004  MAXIMUS, Inc.                                                   184,803
                                32,705  MPS Group, Inc. (a)                                             463,757
                                 4,942  Midas, Inc. (a)                                                 113,666
                                 5,100  Monro Muffler, Inc.                                             179,010
                                13,523  Navigant Consulting, Inc. (a)                                   267,214
                                15,200  Net 1 UEPS Technologies, Inc. (a)                               449,312
                                 4,117  Netratings, Inc. (a)                                             72,089
                                 6,300  On Assignment, Inc. (a)                                          74,025
                                17,364  PHH Corp. (a)                                                   501,299
                                 8,200  People Support, Inc. (a)                                        172,610
                                 7,500  Perficient, Inc. (a)                                            123,075
                                 3,260  Pre-Paid Legal Services, Inc. (a)(e)                            127,564
                                 5,300  The Providence Service Corp. (a)                                133,189
                                14,000  Regis Corp.                                                     553,560
                                17,532  Resources Connection, Inc. (a)                                  558,219
                                 9,402  Rollins, Inc.                                                   207,878
                                13,800  Sirva, Inc. (a)                                                  48,024

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                13,700  Sitel Corp. (a)                                           $      57,814
                                14,200  Source Interlink Cos., Inc. (a)                                 115,872
                                18,229  Spherion Corp. (a)                                              135,441
                                   600  Standard Parking Corp. (a)                                       23,046
                                 5,940  Startek, Inc.                                                    80,428
                                28,900  Synagro Technologies, Inc.                                      127,738
                                10,389  TeleTech Holdings, Inc. (a)                                     248,089
                                19,131  Tetra Tech, Inc. (a)                                            346,080
                                 1,700  Travelzoo, Inc. (a)                                              50,915
                                 4,400  Unifirst Corp.                                                  169,004
                                 3,200  Vertrue, Inc. (a)                                               122,912
                                 6,700  Viad Corp.                                                      272,020
                                 2,259  Volt Information Sciences, Inc. (a)                             113,424
                                15,718  Waste Connections, Inc. (a)                                     653,083
                                   700  Waste Industries USA, Inc.                                       21,364
                                 6,533  Waste Services, Inc. (a)                                         64,350
                                13,415  Watson Wyatt Worldwide, Inc.                                    605,687
                                18,113  Wireless Facilities, Inc. (a)                                    51,622
                                 9,400  World Fuel Services Corp.                                       417,924
                                                                                                  -------------
                                                                                                     16,444,817
---------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                 10,000  American Commercial Lines, Inc. (a)(h)                          655,100
                                 6,700  Gulfmark Offshore, Inc. (a)                                     250,647
                                 4,300  Horizon Lines, Inc. Class A                                     115,928
                                 2,100  Star Maritime Acquisition Corp. (a)                              20,601
                                                                                                  -------------
                                                                                                      1,042,276
---------------------------------------------------------------------------------------------------------------
Shoes - 0.6%                     2,300  CROCS, Inc. (a)(e)                                               99,360
                                 6,200  DSW, Inc. Class A (a)                                           239,134
                                 4,300  Deckers Outdoor Corp. (a)                                       257,785
                                13,566  The Finish Line, Inc. Class A                                   193,722
                                10,800  Iconix Brand Group, Inc. (a)                                    209,412
                                10,296  K-Swiss, Inc. Class A                                           316,499
                                 3,192  Kenneth Cole Productions, Inc. Class A                           76,576
                                 4,100  Shoe Carnival, Inc. (a)                                         129,560
                                 4,655  Skechers U.S.A., Inc. Class A (a)                               155,058
                                 7,768  Steven Madden Ltd.                                              272,579
                                11,635  Stride Rite Corp.                                               175,456
                                15,900  Timberland Co. Class A (a)                                      502,122
                                   300  Weyco Group, Inc.                                                 7,455
                                17,708  Wolverine World Wide, Inc.                                      505,032
                                                                                                  -------------
                                                                                                      3,139,750
---------------------------------------------------------------------------------------------------------------
Steel - 0.5%                    34,827  AK Steel Holding Corp. (a)(h)                                   588,576
                                15,890  Chaparral Steel Co.                                             703,450
                                 7,534  Gibraltar Industries, Inc.                                      177,124
                                 3,500  Olympic Steel, Inc.                                              77,805
                                11,900  Oregon Steel Mills, Inc. (a)                                    742,679
                                 6,750  Schnitzer Steel Industries, Inc. Class A                        267,975

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 5,200  Steel Technologies, Inc.                                  $      91,260
                                 3,600  Wheeling-Pittsburgh Corp. (a)                                    67,428
                                24,000  Worthington Industries, Inc.                                    425,280
                                                                                                  -------------
                                                                                                      3,141,577
---------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                     4,700  Imperial Sugar Co. New Shares (e)                               113,787
---------------------------------------------------------------------------------------------------------------
Telecommunications              50,600  Andrew Corp. (a)                                                517,638
Equipment - 0.8%                33,900  Arris Group, Inc. (a)                                           424,089
                                 5,285  Audiovox Corp. Class A (a)                                       74,466
                                13,461  Belden CDT, Inc.                                                526,190
                                17,934  C-COR, Inc. (a)                                                 199,785
                                 5,300  CalAmp Corp. (a)                                                 44,732
                                18,100  Interdigital Communications Corp. (a)                           607,255
                                11,900  Mastec, Inc. (a)                                                137,326
                                14,899  Plantronics, Inc.                                               315,859
                                27,400  Polycom, Inc. (a)                                               846,934
                                40,377  Powerwave Technologies, Inc. (a)                                260,432
                                 8,100  Radyne Corp. (a)                                                 86,994
                                19,000  Symmetricom, Inc. (a)                                           169,480
                                                                                                  -------------
                                                                                                      4,211,180
---------------------------------------------------------------------------------------------------------------
Textile Products - 0.0%         15,121  Interface, Inc. Class A (a)                                     215,021
---------------------------------------------------------------------------------------------------------------
Textiles Apparel                17,500  Carter's, Inc. (a)                                              446,250
Manufacturers - 0.8%             2,500  Cherokee, Inc.                                                  107,275
                                 5,200  Columbia Sportswear Co.                                         289,640
                                 6,485  Guess?, Inc. (a)                                                411,344
                                 6,300  Hartmarx Corp. (a)                                               44,478
                                 7,370  J. Crew Group, Inc. (a)                                         284,113
                                 7,182  Kellwood Co.                                                    233,559
                                 4,500  Maidenform Brands, Inc. (a)                                      81,540
                                 4,842  Oxford Industries, Inc.                                         240,405
                                 3,700  Perry Ellis International, Inc. (a)                             151,700
                                17,154  Phillips-Van Heusen Corp.                                       860,616
                                38,700  Quiksilver, Inc. (a)                                            609,525
                                 5,600  True Religion Apparel, Inc. (a)(e)                               85,736
                                 6,200  Under Armour, Inc. Class A (a)                                  312,790
                                17,400  The Warnaco Group, Inc. (a)                                     441,612
                                                                                                  -------------
                                                                                                      4,600,583
---------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%            3,574  Bandag, Inc.                                                    180,237
                                16,900  Cooper Tire & Rubber Co.                                        241,670
                                 3,900  Titan International, Inc.                                        78,585
                                                                                                  -------------
                                                                                                        500,492
---------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                  37,855  Alliance One International, Inc. (a)(h)                         267,256
                                 4,920  Schweitzer-Mauduit International, Inc.                          128,166
                                 7,456  Universal Corp.                                                 365,419
                                13,033  Vector Group Ltd. (e)                                           231,336
                                                                                                  -------------
                                                                                                        992,177
---------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
Toys - 0.1%                     10,730  Jakks Pacific, Inc. (a)                                   $     234,343
                                10,800  Leapfrog Enterprises, Inc. (a)                                  102,384
                                17,400  Marvel Entertainment, Inc. (a)                                  468,234
                                                                                                  -------------
                                                                                                        804,961
---------------------------------------------------------------------------------------------------------------
Transportation                   9,100  Celadon Group, Inc. (a)                                         152,425
Miscellaneous - 0.2%             1,500  Dynamex, Inc. (a)                                                35,040
                                12,700  HUB Group, Inc. Class A (a)                                     349,885
                                11,700  Pacer International, Inc.                                       348,309
                                 4,100  US Xpress Enterprises, Inc. Class A (a)                          67,527
                                                                                                  -------------
                                                                                                        953,186
---------------------------------------------------------------------------------------------------------------
Truckers - 0.4%                  7,541  Arkansas Best Corp.                                             271,476
                                11,532  Forward Air Corp.                                               333,621
                                19,173  Heartland Express, Inc.                                         287,978
                                17,662  Knight Transportation, Inc.                                     301,137
                                 4,450  Marten Transport Ltd. (a)                                        81,569
                                 9,425  Old Dominion Freight Line, Inc. (a)                             226,860
                                 1,100  PAM Transportation Services (a)                                  24,222
                                   100  Patriot Transportation Holding, Inc. (a)                          9,336
                                 1,000  Quality Distribution, Inc. (a)                                   13,320
                                 5,981  Saia, Inc. (a)                                                  138,819
                                 4,100  USA Truck, Inc. (a)                                              65,805
                                 1,700  Universal Truckload Services, Inc. (a)                           40,375
                                17,300  Werner Enterprises, Inc.                                        302,404
                                                                                                  -------------
                                                                                                      2,096,922
---------------------------------------------------------------------------------------------------------------
Utilities: Cable TV &           17,600  Mediacom Communications Corp. Class A (a)                       141,504
Radio - 0.0%
---------------------------------------------------------------------------------------------------------------
Utilities: Electrical -          9,166  Allete, Inc.                                                    426,586
1.3%                            15,175  Avista Corp.                                                    384,079
                                12,000  Black Hills Corp.                                               443,280
                                 4,989  CH Energy Group, Inc.                                           263,419
                                17,867  Cleco Corp.                                                     450,784
                                30,040  Duquesne Light Holdings, Inc.                                   596,294
                                15,308  El Paso Electric Co. (a)                                        373,056
                                 8,068  The Empire District Electric Co.                                199,199
                                13,100  IDACORP, Inc.                                                   506,315
                                 4,000  ITC Holdings Corp.                                              159,600
                                 6,145  MGE Energy, Inc.                                                224,784
                                11,300  NorthWestern Corp.                                              399,794
                                 9,186  Otter Tail Corp.                                                286,236
                                21,400  PNM Resources, Inc.                                             665,540
                                 4,100  Pike Electric Corp. (a)                                          66,953
                                10,500  Portland General Electric Co.                                   286,125
                                 9,167  UIL Holdings Corp.                                              386,756
                                10,483  Unisource Energy Corp.                                          382,944
                                27,200  Westar Energy, Inc.                                             706,112
                                                                                                  -------------
                                                                                                      7,207,856
---------------------------------------------------------------------------------------------------------------
Utilities: Gas                   5,322  Cascade Natural Gas Corp.                                       137,946
Distributors - 0.8%              2,200  EnergySouth, Inc.                                                88,220

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                 6,048  The Laclede Group, Inc.                                   $     211,861
                                 9,174  New Jersey Resources Corp.                                      445,673
                                13,800  Nicor, Inc.                                                     645,840
                                 8,699  Northwest Natural Gas Co.                                       369,186
                                13,100  Peoples Energy Corp.                                            583,867
                                25,100  Piedmont Natural Gas Co. (e)                                    671,425
                                 9,232  South Jersey Industries, Inc.                                   308,441
                                12,790  Southwest Gas Corp.                                             490,752
                                17,500  WGL Holdings, Inc.                                              570,150
                                                                                                  -------------
                                                                                                      4,523,361
---------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous       118,500  Aquila, Inc. (a)                                                556,950
- 0.1%
---------------------------------------------------------------------------------------------------------------
Utilities:                      17,000  Alaska Communications Systems Group, Inc.                       258,230
Telecommunications -               400  Atlantic Tele-Network, Inc.                                      11,720
1.0%                             5,155  CT Communications, Inc.                                         118,153
                                 5,626  Centennial Communications Corp. (a)                              40,451
                                86,400  Cincinnati Bell, Inc. (a)                                       394,848
                                 8,333  Commonwealth Telephone Enterprises, Inc.                        348,819
                                 7,200  Consolidated Communications Holdings, Inc.                      150,480
                                52,500  Dobson Communications Corp. Class A (a)                         456,225
                                 1,600  Eschelon Telecom, Inc. (a)                                       31,696
                                10,400  FairPoint Communications, Inc.                                  197,080
                                39,050  FiberTower Corp. (a)(e)                                         229,614
                                16,939  General Communication, Inc. Class A (a)                         266,450
                                 6,492  Golden Telecom, Inc. (f)                                        304,085
                                16,800  IDT Corp. Class B (a)                                           219,744
                                10,600  Iowa Telecommunications Services, Inc.                          208,926
                                 6,200  iPCS, Inc. (a)                                                  343,232
                                 6,900  NTELOS Holdings Corp. (a)                                       123,372
                                 4,121  North Pittsburgh Systems, Inc.                                   99,481
                                28,300  Premiere Global Services, Inc. (a)                              267,152
                                 8,300  RCN Corp. (a)                                                   250,245
                                 1,700  Shenandoah Telecom Co.                                           79,917
                                 4,600  SureWest Communications                                         126,684
                                47,100  Time Warner Telecom, Inc. Class A (a)                           938,703
                                10,420  USA Mobility, Inc.                                              233,095
                                                                                                  -------------
                                                                                                      5,698,402
---------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.1%          4,585  American States Water Co.                                       177,073
                                 5,396  California Water Service Group                                  217,998
                                 3,748  SJW Corp.                                                       145,272
                                 9,983  Southwest Water Co.                                             137,366
                                                                                                  -------------
                                                                                                        677,709
---------------------------------------------------------------------------------------------------------------
Wholesale &                     11,625  Central European Distribution Corp. (a)                         345,262
International Trade -
0.1%
---------------------------------------------------------------------------------------------------------------
Wholesalers - 0.2%              18,430  Brightpoint, Inc. (a)                                           247,883
                                13,800  LKQ Corp. (a)                                                   317,262

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

                                 Share
Industry                          Held  Common Stocks                                                 Value
---------------------------------------------------------------------------------------------------------------
                                   900  MWI Veterinary Supply, Inc. (a)                           $      29,070
                                 8,700  Prestige Brands Holdings, Inc. (a)                              113,274
                                10,469  United Stationers, Inc. (a)                                     488,798
                                                                                                  -------------
                                                                                                      1,196,287
---------------------------------------------------------------------------------------------------------------
                                        Total Common Stocks
                                        (Cost - $331,305,141) - 78.2%                               439,097,192
---------------------------------------------------------------------------------------------------------------
                                        Exchange-Traded Funds
---------------------------------------------------------------------------------------------------------------
                               169,590  iShares Russell 2000 Index Fund (e)                          13,241,587
---------------------------------------------------------------------------------------------------------------
                                        Total Exchange-Traded Funds
                                        (Cost - $12,341,064) - 2.4%                                  13,241,587
---------------------------------------------------------------------------------------------------------------
                                        Mutual Funds
---------------------------------------------------------------------------------------------------------------
Investment Management            4,400  Gladstone Capital Corp. (e)                                     104,984
Companies - 0.0%
---------------------------------------------------------------------------------------------------------------
                                        Total Mutual Funds
                                        (Cost - $92,876) - 0.0%                                         104,984
---------------------------------------------------------------------------------------------------------------
                                        Rights
---------------------------------------------------------------------------------------------------------------
Cosmetics - 0.0%                47,510  Revlon, Inc. (expires 1/19/2007) (a)                              2,376
---------------------------------------------------------------------------------------------------------------
Real Estate Investment           9,800  Affordable Residential Communities (expires 1/23/2007)            8,656
Trusts (REITs) - 0.0%
---------------------------------------------------------------------------------------------------------------
                                        Total Rights (Cost - $0) - 0.0%                                  11,032
---------------------------------------------------------------------------------------------------------------
                            Beneficial
                              Interest  Other Interests (b)
---------------------------------------------------------------------------------------------------------------
Oil: Crude Producers -    $        500  PetroCorp, Inc. (Escrow Shares)                                       0
0.0%
---------------------------------------------------------------------------------------------------------------
                                        Total Other Interests
                                        (Cost - $0) - 0.0%                                                    0
---------------------------------------------------------------------------------------------------------------
                                        Short-Term Securities
---------------------------------------------------------------------------------------------------------------
                          $108,812,950  BlackRock Liquidity Series, LLC Cash Sweep
                                        Series, 5.26% (c)(g)                                        108,812,950
                            34,166,480  BlackRock Liquidity Series, LLC Money
                                        Market Series, 5.29% (c)(d)(g)                               34,166,480
---------------------------------------------------------------------------------------------------------------
                                        Total Short-Term Securities
                                        (Cost - $142,979,430) - 25.5%                               142,979,430
---------------------------------------------------------------------------------------------------------------
                                        Total Investments (Cost - $486,718,511*) - 106.1%           595,434,225
                                        Liabilities in Excess of Other Assets - (6.1%)              (34,061,648)
                                                                                                  -------------
                                        Net Assets - 100.0%                                       $ 561,372,577
                                                                                                  =============
                                                                                                  =============

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 491,852,083
                                                                  =============
      Gross unrealized appreciation                               $ 123,684,950
      Gross unrealized depreciation                                 (20,102,808)
                                                                  -------------
      Net unrealized appreciation                                 $ 103,582,142
                                                                  =============

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

Master Small Cap Index Series
Schedule of Investments as of December 31, 2006

(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                  Net                 Interest
      Affiliate                                Activity                Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                      $108,171,275            $2,287,352
      BlackRock Liquidity Series, LLC
      Money Market Series                    $ 20,701,425            $  417,774
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Depositary receipts.
(g)   Represents the current yield as of December 31, 2006.
(h)   Security held as collateral in connection with open future contracts.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets. These industry classifications are unaudited.
o Financial futures contracts purchased as of December 31, 2006, were as follows:

      --------------------------------------------------------------------------
      Number of                    Expiration         Face           Unrealized
      Contracts    Issue              Date            Value         Depreciation
      --------------------------------------------------------------------------
          274      Russell 2000       March
                   Index              2007         $109,431,543      ($530,243)
      --------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Master Small Cap Index Series (the "Series"), one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2006, and for the year then ended and have issued our report thereon dated February 26, 2007 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Series' schedule of investments in securities (the "Schedule") as of December 31, 2006 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Trust's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Series referred to above, presents fairly, in all material respects, the information set forth therein.

Deloitte & Touche LLP
Princeton, New Jersey
February 26, 2007

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust

By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust

Date: February 20, 2007

By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series Trust

Date: February 20, 2007